[Graphic]                      Advisor Class Shares

ACCESSOR(R)FUNDS, INC. Prospectus                                  April 30,2001
                                                            Updated June 1, 2001
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                                  EQUITY Funds

                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity
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                               FIXED-INCOME Funds

                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money
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  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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                                 [LOGO] ACCESSOR

                               THE ACCESSOR FUNDS

[graphic] A family of 15 mutual funds, each with two classes of shares. This Prospectus describes the Advisor Class Shares of nine of the Funds (each a "Fund"): Growth, Value, Small to Mid Cap, International Equity, High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securities and U.S. Government Money Funds. For information about the other Accessor Funds, please request the current Prospectus.

[graphic] A variety of equity, fixed-income and balanced mutual funds.

[graphic] When used together, designed to help investors realize the benefits of asset allocation and diversification.

[graphic] Managed and administered by Accessor Capital Management LP ("Accessor Capital").

[graphic] Sub-advised by Money Managers ("Money Managers") who are selected and supervised by Accessor Capital (other than the U.S. Government Money Fund which is advised directly by Accessor Capital).

================================================================================

Diversification is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

Asset allocation is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

                                    [Graphic]

DIVERSIFICATION AND ASSET ALLOCATION DO NOT, HOWEVER, GUARANTEE INVESTMENT RESULTS.

                                TABLE OF CONTENTS
THE FUNDS

         Fund Summaries........................................................1
         Performance..........................................................10
         Equity Funds' Expenses...............................................14
         Fixed-Income Funds' Expenses.........................................15
         Equity Funds' Objectives and Strategies..............................16
         Equity Funds' Securities and Risks...................................18
         Fixed-Income Funds' Objectives and Strategies........................20
         Fixed-Income Funds' Securities and Risks.............................23
         Management, Organization and Capital Structure.......................26

SHAREHOLDER INFORMATION

         Purchasing Fund Shares...............................................34
         Exchanging Fund Shares...............................................36
         Redeeming Fund Shares................................................37
         Dividends and Distributions..........................................38
         Valuation of Securities..............................................39
         Taxation.............................................................39
         Financial Highlights.................................................40

APPENDIX A

         Description of Fund Indices..........................................49



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[graphic]                           GROWTH FUND
                                      SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Growth Fund seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

PRINCIPAL STRATEGIES The Fund invests primarily in stocks of companies chosen from the S&P 500 that Chicago Equity Partners LLC ("Chicago Equity Partners"), the Fund's Money Manager, believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. The Money Manager attempts to exceed the performance of the S&P 500/BARRA Growth Index over a cycle of five years.

Chicago Equity Partners uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Chicago Equity Partners seeks companies that generally have above-average growth and more attractive valuation characteristics than their peers. Chicago Equity Partners will sell a stock if it determines that the company's growth potential is not met or if better opportunities are identified among its peers.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Growth stocks are often more sensitive to economic and market swings than other types of stocks because market prices tend to reflect future expectations.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

================================================================================
SPECIAL  NOTE
-------------
Accessor Funds' domestic equity funds are designed so that investments in the S&P 500 Index are covered equally by investments in the Accessor Growth and Accessor Value Funds. The Accessor Small to Mid Cap Fund is primarily designed to invest in domestic stocks outside the S&P 500 Index.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

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[GRAPHIC]                           VALUE FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Value Fund seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

PRINCIPAL STRATEGIES Wellington Management Company, LLP ("Wellington Management") serves as the Fund's Money Manager. As the Fund's Money Manager, Wellington Management seeks to meet the Fund's investment objective by investing primarily in stocks of companies chosen from the S&P 500 that Wellington Management believes are under-valued and that will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. Wellington Management attempts to exceed the performance of the S&P 500/BARRA Value Index over a cycle of five years.

Wellington Management uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Wellington Management focuses on companies that may be temporarily out of favor or whose earnings or assets may not be fully reflected in their stock prices. Securities are sold when the Money Manager believes that the investment has achieved its intended purpose, when upside potential is considered limited, or when more attractive opportunities are available.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value stocks that the Value Fund invests in tend to be issued by larger, more established companies, and may underperform in periods of general market strength. Value stocks contained in the S&P 500 have generated less current income in recent years than they have in earlier periods.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Portfolio Turnover. The Value Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Value Fund shares in taxable accounts.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                    SMALL TO MID CAP FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Small to Mid Cap Fund seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

PRINCIPAL STRATEGIES The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Fund will maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index.

SSgA Funds Management, Inc. ("SSgA"), the Fund's Money Manager, uses a solid multi-factor stock evaluation model to help them identify the best stocks within each industry. Their sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the index. The Money Manager attempts to exceed the performance of the Wilshire 4500 Index over a cycle of five years.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Small and medium capitalization companies often have greater volatility, lower trading volume and less liquidity than larger capitalization companies.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Portfolio Turnover. The Small to Mid Cap Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Small to Mid Cap Fund shares in taxable accounts.

================================================================================
SPECIAL  NOTE
-------------
As of March 31, 2001, the market capitalization Wilshire 4500 Index ranged from under $1 million for the smallest company to $99.5 billion for the largest company. The weighted average market value of the Index was $6.6 billion, which will vary from month to month.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                    INTERNATIONAL EQUITY FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The International Equity Fund seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

PRINCIPAL STRATEGIES The Fund will invest at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large.

The investment approach of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), the Fund's Money Manager, reflects a focus on individual security selection(commonly referred to as a bottom up approach). Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders and in the process of positive change to construct a portfolio that generally parallels the countries comprising the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the index. The Money Manager attempts to exceed the total return of the MSCI EAFE+EMF Index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Portfolio Turnover. The International Equity Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding International Equity Fund shares in taxable accounts.

================================================================================
SPECIAL  NOTE
-------------
The MSCI EAFE+EMF Index is currently composed of companies representing the market structure of 46 developing (approximately 90%) and emerging market (approximately 10%) countries. As of March 31, 2001, the market capitalization of the MSCI EAFE+EMF Index ranged from $2 million for the smallest company to $179.6 billion for the largest company. The weighted average market value of the Index was $47.3 billion, which will vary from time to time. See Appendix A for a list of countries included in the Index.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                     HIGH YIELD BOND FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The High Yield Bond Fund seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities.

PRINCIPAL STRATEGIES The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index.

Financial Management Advisors, Inc. ("FMA"), the Fund's Money Manager, selects debt securities on a company-by company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of FMA, because they offer better assurance of debt repayment.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Lower rated debt securities can be more sensitive to these factors.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. Because of its investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. Lower rated debt securities can be difficult to resell and issuers may fail to pay principal and interest when due causing the Fund to incur losses and reducing the Fund's return.
================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                  INTERMEDIATE FIXED-INCOME FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Intermediate Fixed-Income Fund seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index(1) (the "LBGC Index").

PRINCIPAL STRATEGIES The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. Cypress Asset Management ("Cypress"), the Fund's Money Manager, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBGC Index. Cypress seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.

================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================
(1) The Lehman Brothers Government/Credit Index was formerly named the Lehman Brothers Government/Corporate Index until June 30, 2000.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]             SHORT-INTERMEDIATE FIXED-INCOME FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Short-Intermediate Fixed-Income Fund seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index(1) (the "LBGC1-5 Index").

PRINCIPAL STRATEGIES The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. Cypress, the Fund's Money Manager, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBGC1-5 Index. Cypress seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds.". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.

================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================
(1) The Lehman Brothers Government/Credit 1-5 Year Index was formerly the Lehman Brothers Government/Corporate 1-5 Index until June 30, 2000.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]               MORTGAGE SECURITIES FUND
                                 SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Mortgage Securities Fund seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index").

PRINCIPAL STRATEGIES Under normal market conditions, the Fund invests at least 65% and generally more than 80% of its total assets in mortgage-related securities issued by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's. BlackRock Financial Management, Inc. ("BlackRock"), the Fund's Money Manager, uses quantitative risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBM Index. BlackRock's investment philosophy and process centers around four key principles:

     [graphic] controlled duration (controlling sensitivity to interest rates); [graphic] relative value sector rotation and security selection analyzing a sector's and a security's impact on the overall portfolio);
     [graphic]  rigorous    quantitative    analysis   to   security   valuation
                (mathematically analyzing a security's value); and
     [graphic]  quality credit analysis (analyzing a security's credit quality).


BlackRock's Investment Strategy Committee determines the firm's broad investment strategy based on macroeconomics (for example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. Fund managers then implement this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. The market value of mortgage related securities can and will fluctuate as interest rates and market conditions change. Fixed-rate mortgages can decline in value during periods of rising interest rates.

Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate.

Issuer Risks. Changes in the financial conditions of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Portfolio  Turnover.  The Mortgage  Securities  Fund's annual  turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Mortgage Securities Fund shares in taxable accounts.

================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                   U.S. GOVERNMENT MONEY FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PRINCIPAL STRATEGIES Accessor Capital directly invests the assets of the Fund. Accessor Capital uses quantitative analysis to maximize the Fund's yield. The Fund follows industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Interest Rate Risk. The Fund's yield will vary and is expected to react to changes in short-term interest rates.

Inflation Risk. Over time, the real value of the Fund's yield may be eroded by inflation.

Stable Net Asset Value. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
The following tables illustrate changes (and therefore, the risk elements) in the performance of Advisor Class Shares of the Funds from year to year and compare the performance of Advisor Class Shares to the performance of a market index over time. As with all mutual funds, how the Funds have performed in the past is not an indication of how they will perform in the future.

--------------------------------------------------------------------------------
                           GROWTH FUND ANNUAL RETURNS
--------------------------------------------------------------------------------

[Bar Chart]

As of 12/31 each year

                                               --------------
[Data Points]                                   Best Quarter
1993       14.21%                                  27.65 %
1994        3.99                                4th Qtr 1998
1995       34.32                               --------------
1996       19.83                                Worst Quarter
1997       33.24                                  -18.60%
1998       46.65                                4th Qtr 2000
1999       25.87                               --------------
2000      -23.58


                                                    1 Yr    5 Yrs  Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN      Fund                            -23.58%   17.63%     17.88%
As of 12/31/00    S&P 500/BARRA Growth Index(1)   -22.07%   19.19%     17.16%**

                                                  *8/24/92 Inception Date
                                                  **Index measured from 9/1/92

--------------------------------------------------------------------------------
(1) The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. The S&P 500/BARRA Growth Index is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios.
--------------------------------------------------------------------------------
                            VALUE FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

                                               --------------
[Data Points]                                   Best Quarter
1993       14.69%                                  18.96%
1994       -1.93                                4th Qtr 1998
1995       33.25                               --------------
1996       23.94                                Worst Quarter
1997       32.94                                  -15.24%
1998       12.89                                3rd Qtr 1998
1999        6.87                               --------------
2000        2.38


                                                    1 Yr    5 Yrs  Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN      Fund                              2.38%  15.27%      15.07%
As of 12/31/00    S&P 500/BARRA Value Index(1)      6.09%  16.81%      16.92%**

                                                  *8/24/92 Inception Date
                                                  **Index measured from 9/1/92

--------------------------------------------------------------------------------
(1) The S&P 500/BARRA Value Index is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                      SMALL TO MID CAP FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1993     14.39%                                Best Quarter
1994     -4.07                                    24.23%
1995     31.98                                 4th Qtr 1998
1996     24.85                                --------------
1997     36.14                                 Worst Quarter
1998     15.98                                   -18.56%
1999     27.26                                 3rd Qtr 1998
2000    -18.22                                --------------


                                                      1 Yr  5 Yrs  Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN            Fund                         -18.22%  15.46%    15.64%
As of 12/31/00    Wilshire 4500 Index(1)             -15.77%  12.80%    14.48%**
                Small to Mid Cap Composite Index (2) -15.77%  12.80%    15.11%**

                                                    *8/24/92 Inception Date
                                                    **Index measured from 9/1/92

--------------------------------------------------------------------------------
(1) The Wilshire 4500 Index is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500.
(2) The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital, which combines the BARRA Institutional Small Index and the Wilshire 4500 Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. In 1995, shareholders approved changes to the Fund's investment policies to change the Fund from a small cap fund to a small to medium cap fund. Accordingly, prior to October 1995, the BARRA Index is used. Starting October 1995, the Wilshire Index is used.
--------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND ANNUAL RETURNS
--------------------------------------------------------------------------------

[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1995      7.63%                                Best Quarter
1996     13.78                                    30.20%
1997     10.96                                 4th Qtr 1999
1998     16.07                                --------------
1999     48.93                                 Worst Quarter
2000    -24.55                                   -13.36%
                                               3rd Qtr 1998
                                              --------------



                                                     1 Yr   5 Yrs  Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN        Fund                           -24.55%  10.49%     9.11%
As of 12/31/00     MSCI EAFE+EMF Index(1)          -15.87%   6.36%     5.82%**
                 International Composite Index(2)  -15.87%   6.29%     6.26%**

                                                   *10/3/94 Inception Date
                                                   **Index measured from 11/1/94



--------------------------------------------------------------------------------
(1)The MSCI EAFE + EMF Index is an unmanaged index of 46 developed (excluding the United States and Canada) and emerging market countries, including Japan,
the  United   Kingdom,   Germany  and France.
(2) The International Composite Index is a hypothetical index constructed by Accessor Capital, which combines the MSCI EAFE Index and the MSCI EAFE+EMF Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. Prior to May 1996, the Fund did not invest in emerging market securities. Beginning in May 1996, the Fund was permitted to do so. Accordingly, prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                       HIGH YIELD BOND FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
Note: As of April 30, 2001, the High Yield Bond Fund has not had a full calendar year of returns, and thus its performance is not reflected in the Prospectus.

--------------------------------------------------------------------------------
                  INTERMEDIATE FIXED-INCOME FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1993     9.53%                                 Best Quarter
1994    -5.24                                      6.13%
1995    18.26                                  2nd Qtr 1995
1996     2.56                                 --------------
1997     8.62                                  Worst Quarter
1998     8.38                                     -3.53%
1999    -3.58                                  1st Qtr 1994
2000    10.17                                 --------------


                                                     1 Yr   5 Yrs  Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN       Fund                              10.17%  5.10%     5.97%
As of 12/31/00     Lehman Bros Govt/Credit Index(1)  11.84%  6.23%     6.90%**

                                                    *6/15/92 Inception Date
                                                   **Index measured from 7/1/92


--------------------------------------------------------------------------------
(1) The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.
--------------------------------------------------------------------------------
               SHORT-INTERMEDIATE FIXED-INCOME FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]
1993      5.63%                                --------------
1994     -1.42                                  Best Quarter
1995     11.42                                      3.58%
1996      3.63                                  1st Qtr 1995
1997      6.33                                 --------------
1998      6.87                                  Worst Quarter
1999      1.22                                     -1.34%
2000      7.54                                  1st Qtr 1994
                                               --------------


                                                    1 Yr   5 Yrs   Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN         Fund                           7.54%  5.09%      5.20%
As of 12/31/00       Lehman Bros Govt/Credit        8.92%  6.07%      6.31%**
                       1-5 Yr Index (1)

                                                    *5/18/92 Inception Date
                                                   **Index measured from 6/1/92

--------------------------------------------------------------------------------
(1) The Lehman Brothers Government/Credit 1-5 Year Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher, all with maturities of one to five years.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                     MORTGAGE SECURITIES FUND ANNUAL RETURNS
--------------------------------------------------------------------------------

Bar Chart]

As of 12/31 each year

[Data Points]
1993      7.26%                              --------------
1994     -1.65                                Best Quarter
1995     16.03                                    5.11%
1996      4.95                                1st Qtr 1995
1997      9.53                               --------------
1998      6.43                                Worst Quarter
1999      1.19                                   -1.21%
2000     11.11                                1st Qtr 1994
                                             --------------

                                                    1 Yr   5 Yrs   Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN         Fund                          11.11%  6.59%      6.71%
As of 12/31/00       Lehman Bros Mortgage-Backed   11.17%  6.92%      7.09%**
                       Securities Index(1)

                                                  *5/18/92 Inception Date
                                                 **Index measured from 6/1/92


--------------------------------------------------------------------------------
(1) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA").
--------------------------------------------------------------------------------
                    U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
Bar Chart]

As of 12/31 each year

[Data Points]
1993     2.81%                              --------------
1994     3.70                                Best Quarter
1995     5.33                                   1.53%
1996     4.78                                4th Qtr 2000
1997     5.07                               --------------
1998     5.00                                Worst Quarter
1999     4.72                                   0.66%
2000     5.99                                2nd Qtr 1993
                                            --------------

                                                    1 Yr   5 Yrs   Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN        Fund                            5.99%  5.11%       4.56%
As of 12/31/00      Salomon Brothers U.S. 3 Month   5.96%  5.25%       4.80%**
                      T-Bill Index (1)

                                                    *4/9/92 Inception Date
                                                   **Index measured from 5/1/92


--------------------------------------------------------------------------------
(1) The Salomon Brothers U.S. 3 Month T-bill Index is designed to measure the return of the 3 month Treasury bills.

The U.S. Government Money Fund's 7-day effective yield on 12/29/2000 was 6.24%. For the Fund's current yield, call toll-free (800) 759-3504.

--------------------------------------------------------------------------------

================================================================================
                             EQUITY FUNDS' EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Equity Funds. Except where noted, the tables reflect historical fees and expenses of the Funds.


----------------------------------------------------------------------------------------------------------------
                                                     GROWTH            VALUE          SMALL TO     INTERNATIONAL
                                                                                      MID CAP         EQUITY
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge Imposed                          none             none             none            none
  on Purchases (as a percent of offering price)
Maximum  Sales Charge Imposed                         none             none             none            none
  on Reinvested Dividends
Maximum Deferred Sales Charge                         none             none             none            none
Redemption Fee(3)                                     none             none             none            none
----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees (4)                                   0.65%            0.65%            0.80%           1.10%
Distribution and Service (12b-1) Fee                  none             none             none            none
Other Expenses(5)                                     0.24             0.24             0.24            0.32
                                                      ----             ----             ----            ----
Total Annual Fund Operating                           0.89             0.89             1.04            1.42
  Expenses                                            ====             ====             ====            ====

------------------------------------------------------------------------------------------------------------------

----------
(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.

(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.
(5) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE:
----------------
The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
Fund                      One Year     Three Years       Five Years     10 Years

Growth                    $  91.00     $  284.00         $  493.00     $1,096.00
Value                        91.00        284.00            493.00      1,096.00
Small to Mid Cap            106.00        331.00            574.00      1,271.00
International Equity        145.00        449.00            776.00      1,702.00

================================================================================

================================================================================
                          FIXED-INCOME FUNDS' EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fixed-Income Funds. Except where noted, the tables reflect historical fees and expenses of the Funds.



------------------------------------------------------------------------------------------------------------------------------------
                                                      HIGH         INTERMEDIATE         SHORT-                           U.S
                                                      YIELD           FIXED-         INTERMEDIATE      MORTGAGE       GOVERNMENT
                                                      BOND            INCOME         FIXED-INCOME     SECURITIES        MONEY
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge Imposed                          none             none              none            none            none
  on Purchases (as a percent of offering price)
Maximum  Sales Charge Imposed                         none             none              none            none            none
  on  Reinvested Dividends
Maximum Deferred Sales Charge                         none             none              none            none            none
Redemption Fee(3)                                     none             none              none            none            none
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees (4)                                   0.51%            0.38%             0.38%           0.59%           0.25%
Distribution and Service (12b-1) Fee                  none             none              none            none            none
Other Expenses                                        0.35             0.28              0.28            0.28            0.20
                                                      ----             ----              ----            ----            ----
Total Annual Fund Operating                           0.86             0.66              0.66            0.87            0.45
  Expenses                                            ====             ====              ====            ====            ====

------------------------------------------------------------------------------------------------------------------------------------

---------
(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Accessor Capital receives only the management fee and not a Money Manager fee for the U. S. Government Money Fund that it manages directly.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------
The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. This Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
Fund                              One Year   Three Years   Five Years   10 Years

High Yield Bond                   $  88.00   $  274.00     $  477.00   $1,061.00
Intermediate Fixed-Income            67.00      211.00        368.00      822.00
Short-Intermediate Fixed-Income      67.00      211.00        368.00      822.00
Mortgage Securities                  89.00      278.00        482.00    1,073.00
U.S. Government Money                46.00      144.00        252.00      567.00

================================================================================

================================================================================
                     EQUITY FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
GROWTH FUND
-----------

INVESTMENT OBJECTIVE The Growth Fund seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the S&P 500.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to exceed the total return performance of the S&P 500/BARRA Growth Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price.

OTHER INVESTMENT STRATEGIES The Fund may be invested in common stocks of foreign issuers with large market capitalizations whose securities have greater than average growth characteristics. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

--------------------------------------------------------------------------------
VALUE FUND
----------
INVESTMENT OBJECTIVE The Value Fund seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks have lower price multiples (either price/earnings or price/book value) than others in their industries; or which, in the opinion of the Money Manager, have improving fundamentals (such as growth of earnings and dividends). The Money Manager will attempt to exceed the total return performance of the S&P 500/BARRA Value Index over a market cycle of five years. Value stocks contained in the S&P 500 have generated less current income in recent years than they have in earlier periods.

OTHER INVESTMENT STRATEGIES The Fund may be invested in equity securities of foreign issuers with large market capitalizations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and to enhance income, but not for speculation.

--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
INVESTMENT OBJECTIVE The Small to Mid Cap Fund seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in stocks of small and medium capitalization issuers. The Fund will attempt to maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index. Generally, small capitalization issuers are issuers that have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. The Money Manager

================================================================================
                     EQUITY FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
will attempt to exceed the total return performance of the Wilshire 4500 Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. The Fund invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers.

OTHER INVESTMENT STRATEGIES The Fund may invest up to 20% of its net assets in common stocks of foreign issuers with small to medium market capitalizations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
SPECIAL  NOTE
As of March 31, 2001, the market capitalization of the Wilshire 4500 Index ranged from $1 million for the smallest company to $99.6 billion for the largest company. The weighted average market value of the Index was $6.6 billion, which will vary from month to month.
================================================================================

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
INVESTMENT OBJECTIVE The International Equity Fund seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% of its total assets principally in stocks issued by companies domiciled in Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) and the Pacific Rim (including Australia, Hong Kong, Japan, New Zealand and Singapore). The Fund intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large. The Fund's Money Manager, reflects a focus on individual security selection (commonly referred to as a bottom up approach). Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders and in the process of positive change to construct a portfolio that generally parallels the countries comprising MSCI EAFE+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the index. The Money Manager attempts to exceed the total return of the MSCI EAFE+EMF Index. See Appendix A for a list of countries included in the MSCI EAFE+EMF Index.

OTHER INVESTMENT STRATEGIES The Fund may also invest in securities of countries generally considered to be emerging or developing countries by the World Bank, the International Finance Corporation, the United Nations or its authorities ("Emerging Countries") See Appendix A for a full list of the countries. The Fund may invest up to 20% of its net assets in fixed-income securities, including instruments issued by foreign governments and their agencies, and in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
SPECIAL  NOTE
As of March 31,  2001,  the market  capitalization  of the MSCI  EAFE+EMF  Index ranged from $2 million from the smallest company to $179.6 bilion for the largest company. The weighted average market value of the Index was $47.3 billion, which will vary from time to time.
================================================================================

================================================================================
                       EQUITY FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------

This section describes the security types for and risks of investing in the Growth, Value, Small to Mid Cap, and International Equity Funds, the Accessor Funds' "Equity Funds."

Many factors affect each Fund's performance. A Fund's share price changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

In response to market, economic, political or other conditions, each Fund's Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Fund's performance and the Fund may not achieve its investment objective. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds and may result in increased taxable distributions to shareholders and may adversely affect the Funds' performance. Each Fund's investment objective stated in the Equity Funds' Objectives and Strategies section is fundamental and may not be changed without shareholder approval.


--------------------------------------------------------------------------------
PRINCIPAL SECURITY TYPES
------------------------
[Graphic] EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.
--------------------------------------------------------------------------------

OTHER SECURITY TYPES
--------------------
[Graphic] DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate debt securities, including convertible bonds, government securities, and mortgage and other asset-backed securities.

[Graphic] OPTIONS, FUTURES AND OTHER DERIVATIVES The Funds may use techniques such as buying and selling options or futures contracts in an attempt to change the Funds' exposure to security prices, currency values, or other factors that affect the value of the Funds' portfolios.

--------------------------------------------------------------------------------
PRINCIPAL RISKS
---------------
[Graphic] STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.


[Graphic] COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Securities of small and medium capitalization issuers often have greater volatility, lower trading volume and less liquidity than larger capitalization companies.

================================================================================
                       EQUITY FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------

[Graphic] SECTOR RISK. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

[Graphic]  FOREIGN  EXPOSURE.  Foreign  exposure  is a  principal  risk  for the
International  Equity  Fund,  which  concentrates  its  investments  in  foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. Eastern time when each Fund calculates its NAV. Most of the securities in which the International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. Eastern time will not be reflected in the International Equity Fund's NAVs. However, if the International Equity Fund determines that such developments are so significant that they will clearly and materially affect the value of the International Equity Fund's securities, the International Equity Fund may adjust the previous closing prices for these securities to reflect fair value.

--------------------------------------------------------------------------------
OTHER RISKS
-----------
[Graphic] INTEREST RATE CHANGES. The stock market is dependent on general economic conditions. Changes in interest rates can affect the performance of the stock market.

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------
INVESTMENT OBJECTIVE The Fund seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities.
================================================================================
SPECIAL NOTE
As of March 31, 2001, the Lehman Brothers U.S. Corporate High Yield Index duration was 4.69 years, although that duration will vary in the future.
================================================================================
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of lower-rated, high-yield corporate debt securities, commonly referred to as "junk bonds." Under normal conditions the Fund will invest at least 65% of its total assets in high-yield corporate debt securities rated lower than BBB by S&P or lower than Baa by Moody's or unrated securities that are judged to be of comparable quality by the Money Manager. The Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by S&P or higher than Baa3 or lower than B3 by Moody's.

The Fund will maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index or another relevant index approved by the Board of Directors.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund's objective. The Money Manager will attempt to exceed the total return performance of the Lehman Brothers U.S. Corporate High Yield Index.

OTHER INVESTMENT STRATEGIES The Fund may also invest in bonds of foreign issuers provided that the Fund will not invest in foreign bonds that are rated lower than BBB by S&P or lower than Baa by Moody's or unrated securities that are judged to be of comparable quality by the Money Manager. The Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by S&P or higher than Baa3 or lower than B3 by Moody's, or in unrated securities that the Money Manager or Accessor Capital determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
------------------------------
INVESTMENT OBJECTIVE The Intermediate Fixed-Income Fund seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index (the "LBGC Index") or another relevant index approved by the Board of Directors.
================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBGC Index duration was 5.57 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ten years. The Fund invests principally in debt securities with durations of between three and ten years and rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager or Accessor Capital determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. Government and agency bonds, and 3) mortgage-backed or asset-backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower rated debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC Index.

OTHER INVESTMENT STRATEGIES The Fund may be invested in debt securities of foreign issuers if the Money Manager or Accessor Capital determines the securities to be of comparable quality to securities rated A or higher at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
INVESTMENT OBJECTIVE The Short-Intermediate Fixed-Income Fund seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index") or another relevant index approved by the Board of Directors.

================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBGC 1-5 Index duration was 2.39 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager or Accessor Capital determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. Government and agency bonds, and 3) mortgage-backed or asset-backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower rated debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC 1-5 Index.

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES The Fund may be invested in debt securities of foreign issuers if the Money Manager or Accessor Capital determines the securities to be of comparable quality to securities rated A or higher at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
INVESTMENT OBJECTIVE The Mortgage Securities Fund seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index") or another relevant index approved by the Board of Directors.

================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBM Index duration was 2.84 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in mortgage-related securities. The Fund invests principally in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will only invest in non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's or determined to be of comparable quality by the Money Manager or Accessor Capital at the time of purchase.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund's objective. The Money Manager will attempt to exceed the total return performance of the LBM Index.

OTHER INVESTMENT STRATEGIES The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund follows industry guidelines concerning the quality and maturity of its investments. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of the Fund's total assets in fixed-income securities.

The U.S. Government Money Fund seeks to maintain a stable share par value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

OTHER INVESTMENT STRATEGIES The Fund may enter into repurchase agreements collateralized by U.S. Government or agency securities.

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------

This section describes the security types for and the risks of investing in the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, High Yield Bond, Mortgage Securities, and U.S. Government Money Fund, the Accessor Funds' "Fixed-Income Funds."

Many factors affect each Fund's performance. A Fund's yield and (except the U.S. Government Money Fund's) share price changes daily based on changes in the financial markets, and interest rates and in response to other economic, political or financial developments. A Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. A Fund's reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

In response to market, economic, political or other conditions, each Fund's Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Fund's performance and the Fund may not achieve its investment objective. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds and may result in increased taxable distributions to shareholders and may adversely affect the Fund's performance. Each Fund's investment objective stated in the Fixed-Income Funds' Objectives and Strategies section is fundamental and may not be changed without shareholder approval.


--------------------------------------------------------------------------------

PRINCIPAL SECURITY TYPES
------------------------
[Graphic] DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate debt securities including convertible bonds, government securities, and mortgage and other asset-backed securities.

[Graphic] HIGH-YIELD CORPORATE DEBT SECURITIES are a principal security type for the High Yield Bond Fund and also may be purchased by the Intermediate and Short-Intermediate Fixed-Income Funds. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.


[Graphic] MORTGAGE-RELATED SECURITIES are a principal security type for the Mortgage Securities Fund and may also be purchased by the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and High Yield Bond Funds. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

[Graphic] U.S. GOVERNMENT SECURITIES are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

[Graphic] MONEY MARKET SECURITIES are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds. Money Market Securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------
eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

--------------------------------------------------------------------------------
OTHER SECURITY TYPES
--------------------
[Graphic] EQUITY SECURITIES such as common stock and preferred stock, represent an equity or ownership interest in an issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

[Graphic] REPURCHASE AGREEMENTS are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

[Graphic] OPTIONS, FUTURES AND OTHER DERIVATIVES The Funds may use techniques such as buying and selling options or futures contracts in an attempt to change the Funds' exposure to security prices, currency values, or other factors that affect the value of the Funds' portfolios.
--------------------------------------------------------------------------------

PRINCIPAL RISKS
---------------
[Graphic]  BOND  MARKET  VOLATILITY.   Individual  securities  are  expected  to
fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

[Graphic] ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.

[Graphic] CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and for the Intermediate and Short-Intermediate Fixed-Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations.

[Graphic] LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------
market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

[Graphic] INTEREST RATE RISK. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.

[Graphic] PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities' yield and price.

[Graphic] INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may under perform the bond and equity markets over time.
--------------------------------------------------------------------------------
OTHER RISKS
-----------
[Graphic] STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments.

[Graphic] FOREIGN EXPOSURE. Foreign securities, such as debt securities of foreign issuers, can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. All of these factors can make investing in foreign securities more volatile and less liquid than U.S. investments.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER &  ADMINISTRATOR    Accessor  Capital  Management LP, 1420 Fifth Avenue,
                            Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment
Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

Each Fund pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                                       MANAGEMENT FEE TO ACCESSOR CAPITAL
         FUND                      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

         Growth                                     0.45%
         Value                                      0.45%
         Small to Mid Cap                           0.60%
         International Equity                       0.55%
         High Yield Bond                            0.36%
         Intermediate Fixed-Income                  0.36%
         Short-Intermediate Fixed-Income            0.36%
         Mortgage Securities                        0.36%
         U.S. Government Money                      0.25%
--------------------------------------------------------------------------------
Each Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Accessor Capital receives (i) a fee equal to 0.15% of the average daily net assets of the Growth, Value, Small to Mid Cap and International Equity Funds and 0.13% of the average daily net assets of the High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securitiesand U.S. Government Money Funds and (ii) a transaction fee of $0.50 per transaction.

On the following pages is information on each Fund's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Each Fund paid the following management fees in fiscal year 2000 (reflected as a percentage of average net assets) to Accessor Capital and/or the Fund's Money
Manager:

--------------------------------------------------------------------------------
                                              TOTAL MANAGEMENT FEES
                                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
         FUND                                 FOR FISCAL YEAR 2000
--------------------------------------------------------------------------------

         Growth                                       0.66%
         Value                                        0.57%
         Small to Mid Cap                             1.01%
         International Equity                         1.11%
         High Yield Bond                              0.51%
         Intermediate Fixed-Income                    0.38%
         Short-Intermediate Fixed-Income              0.38%
         Mortgage Securities                          0.59%
         U.S. Government Money Fund:                  0.25%

--------------------------------------------------------------------------------

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
GROWTH FUND
-----------
MONEY MANAGER Chicago Equity Partners, LLC,  180 N. LaSalle Street,  Suite 3800,
              Chicago, IL 60601

Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnsen is the Senior Portfolio Manager responsible for the day-to-day management of the Fund. David has been with Chicago Equity Partners and its predecessors for over 23 years.

For the first five calendar quarters of management of the Growth Fund by Chicago Equity Partners, they will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Chicago Equity Partners, Geewax, Terker & Company was the money manager of the Growth Fund. The former money manager managed the Fund from July 27, 1997 until March 15, 2000. Geewax Terker earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Chicago Equity Partners will earn once they have completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Chicago Equity Partners, the basic fee will be equal to an annual rate of 0.10 % of the Growth Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Fund's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:

-------------------------------------------------------------------------------------------------
                  Average Annualized Performance                                          Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%
-------------------------------------------------------------------------------------------------

During the period from the sixth calendar quarter through the 13th calendar quarter of Chicago Equity Partners' management of the Growth Fund, the applicable measurement period will be the entire period since the commencement of their management of the Growth Fund with the exception of the quarter immediately preceding the date of calculation.

Commencing with the 14th quarter of Chicago Equity Partners' management of the Growth Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

Under the performance fee formula, Chicago Equity Partners will receive a performance fee if the Growth Fund's performance either exceeds the S&P 500/BARRA Growth Index, or trails the S&P 500/BARRA Growth Index by no more than 0.50%. Because the performance fee is based on the performance of the Growth Fund relative to its benchmark Index, Chicago Equity Partners may receive a performance fee even if the Growth Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
VALUE FUND
----------
MONEY MANAGER    Wellington Management Company, LLP,  75  State  Street, Boston,
                 MA 02109

Doris Dwyer Chu is the Portfolio manager responsible for the day to day management of the Fund. Ms. Chu has been with Wellington Management since 1998. From 1985 until 1998, she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Ms. Chu relies on fundamental research provided by Wellington Management's Global Industry Analysts.


For the first five calendar quarters of management of the Value Fund, Wellington Management will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Wellington Management, Martingale Asset Management, L.P. was the money manager of the Value Fund. The former money manager managed the Fund from August 24, 1992 until January 9, 2001. Martingale earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Wellington Management will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Wellington Management, the basic fee will be equal to an annual rate of 0.10 % of the Value Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value Fund's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:

------------------------------------------------------------------------------------------------------
                  Average Annualized Performance                                          Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%
------------------------------------------------------------------------------------------------------


During the period from the sixth calendar quarter through the 13th calendar quarter of Wellington Management's management of the Value Fund, the applicable measurement period will be the entire period since the commencement of its management of the Value Fund, with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Wellington Management's management of the Value Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
MONEY  MANAGER  SSgA Funds Management, Inc., Two International Place, Boston, MA
                02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

SSgA earns a management fee calculated and paid quarterly that, for the first five complete calendar quarters of management by SSgA, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Fund.

Prior to SSgA, Symphony Asset Management LLC was the money manager of the Small to Mid Cap Fund. The former money manager managed the Fund from 1995 until May 31, 2001. Symphony earned a management fee calculated and paid quarterly that consisted of a performance fee. This is the same fee structure that SSgA will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by SSgA, the performance fee for any quarter depends on the percentage amount by which the Small to Mid Cap Fund's performance exceeds, or trails that of the Wilshire 4500 Index during the applicable measurement period based on the schedule to the right as applied to the average daily net assets of the Fund:

--------------------------------------------------------------------------------
                   Average Annualized
                  Percentage Differential                       Annualized
                  vs. Wilshire 4500 Index                     Performance Fee
                  -----------------------                     ----------------

         Greater Than or Equal to 3.00%                            0.42%
         Greater Than or Equal to 2.00% and Less Than 3.00%        0.35%
         Greater Than or Equal to 1.00% and Less Than 2.00%        0.30%
         Greater Than or Equal to 0.50% and Less Than 1.00%        0.25%
         Greater Than or Equal to 0.00% and Less Than 0.50%        0.20%
         Greater Than or Equal to -0.50% and Less Than 0.00%       0.15%
         Greater Than or Equal to -1.00% and Less Than -0.50%      0.10%
         Greater Than or Equal to -1.50% and Less Than -1.00%      0.05%
         Less Than -1.50%                                          0.00%
--------------------------------------------------------------------------------
As of the 14th quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will consist of the twelve most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, SSgA will receive a performance fee if the Small to Mid Cap Fund's performance either exceeds the Wilshire 4500 Index, or trails the Wilshire 4500 Index by no more than 1.50%. Because the performance fee is based on the performance of the Small to Mid Cap Fund relative to its benchmark Index, SSgA may receive a performance fee even if the Small to Mid Cap Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
MONEY MANAGER  Nicholas-Applegate  Capital Management,  600 West Broadway,  29th
               Floor, San Diego, CA 92101


Catherine Somhegyi Nicholas, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Fund. Ms. Somhegyi Nicholas, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Director of Research, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial
Management. Ms. Morris, Portfolio Manager, International, joined Nicholas-Applegate in 1990.

Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Fund's average daily net assets up to a maximum of $400,000 annualized. The performance fee for any quarter depends on the percentage amount by which the International Equity Fund's performance exceeds or trails that of the MSCI EAFE+EMF Index during the applicable measurement period based on the schedule at the right:

--------------------------------------------------------------------------------
            Average Annualized Performance
                 Differential vs.                                    Annual
                 Benchmark Index                                 Performance Fee
                 ---------------                                 ---------------
         Greater Than or Equal to 4.00%                               0.40%
         Greater Than or Equal to 2.00% and Less Than 4.00%           0.30%
         Greater Than or Equal to 0.00% and Less Than 2.00%           0.20%
         Greater Than or Equal to -2.00% and Less Than 0.00%          0.10%
         Less Than -2.00%                                             0.00%
--------------------------------------------------------------------------------
Example: If Nicholas-Applegate is outperforming the Index by more than 4% per year, then the following table shows the annualized total fee at various asset levels:

--------------------------------------------------------------------------------
Asset Level                    New                                  Old
                        Total Annual Fee                     Total Annual Fee
--------------------------------------------------------------------------------
$150 million                    0.20% + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$200 million      $400,000 (or 0.20%) + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$250 million      $400,000 (or 0.16%) + 0.40% = 0.56%      0.20% + 0.40% = 0.60%
$300 million      $400,000 (or 0.13%) + 0.40% = 0.53%      0.20% + 0.40% = 0.60%
$350 million      $400,000 (or 0.11%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%
$400 million      $400,000 (or 0.10%) + 0.40% = 0.50%      0.20% + 0.40% = 0.60%
--------------------------------------------------------------------------------
As of the 14th quarter (2nd quarter 1998) of Nicholas-Applegate's management of the International Equity Fund, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, Nicholas-Applegate will receive a performance fee if the International Equity Fund's performance either exceeds the MSCI EAFE + EMF Index, or trails the MSCI EAFE + EMF Index by no more than 2.00%. Because the performance fee is based on the performance of the International Equity Fund relative to its benchmark Index, Nicholas-Applegate may receive a performance fee even if the International Equity Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------
MONEY MANAGER  Financial  Management  Advisors,  Inc., 1900 Avenue of the Stars,
               Suite 900, Los Angeles, CA 90067

FMA uses a team approach. Kenneth D. Malamed and Steven S. Michaels are primarily responsible for the day-to-day management of the Fund. Mr. Malamed, President and Chief Investment Officer, founded FMA in 1985. In 1992, the assets, operations and client base of FMA were acquired by Wertheim Schroder Investment Services, Inc. (later renamed Schroder Wertheim Investment Services, Inc.), where Ken Malamed served as Managing Director, Director of Fixed-Income and Chairman of the Credit Committee. In November 1995, Mr. Malamed terminated his association with Schroder Wertheim. In December of 1995, he re-established FMA and continued on with a portion of the investment advisory business. Mr. Michaels, Senior Vice President and Managing Director of High Yield Fixed Income, joined FMA in 1991. He was Senior High Yield Credit Analyst at Schroder Wertheim Investment Services, Inc. from 1992 to 1995. He continued on with Mr. Malamed in January 1996 at the re-established FMA.

For the first five complete calendar quarters of management, FMA will earn a management fee equal to an annual rate of 0.15% that consists of a basic fee equal to an annual rate of 0.07% and a portfolio management fee equal to an annual rate of 0.08%. The management fee is calculated and paid quarterly.

Beginning with the sixth complete calendar quarter of management, FMA will earn the basic fee described above and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which the Fund's performance exceeds or trails that of its benchmark index, the Lehman Brothers U.S. Corporate High Yield Index, during the applicable measurement period based on the following schedule:
--------------------------------------------------------------------------------
                 Average
            Annualized Performance                              Annual     Total
               Differential                                  Performance  Annual
Basic Fee   vs. Benchmark Index                                  Fee        Fee
--------- ---------------------                                 ------    ------
 0.07%    Greater than 2.00%                                     0.22%     0.29%
          Greater than 1.50% and Less than or equal to 2.00%     0.20%     0.27%
          Greater than 1.00% and Less than or equal to 1.50%     0.16%     0.23%
          Greater than 0.50% and Less than or equal to 1.00%     0.12%     0.19%
          Greater than -0.50% and Less than or equal to 0.50%    0.08%     0.15%
          Greater than -1.00% and Less than or equal to -0.50%   0.04%     0.11%
          Less than or equal to -1.00%                           0.00%     0.07%
--------------------------------------------------------------------------------
The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, FMA will receive a performance fee if the High Yield Bond Fund's performance either exceeds the Lehman Brothers U.S. Corporate High Yield Index or trails the Lehman Brothers U.S. Corporate High Yield Index by no more than 1.00%. Because the performance fee is based on the performance of the High Yield Bond Fund relative to its benchmark Index, FMA may receive a performance fee even if the High Yield Bond Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
MONEY MANAGER    Cypress Asset Management, 26607 Carmel Center Place,  Suite 101
                 Carmel, CA 93923

Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions and is assisted by Mr. Michael Banyra, Managing Director. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Mr Banyra joined Cypress in April 1999. Previously, Mr. Banyra was employed at Ark Asset Management Company (formerly known as Lehman Management Company) from 1986 to 1999.


Cypress earns a management fee from each Fund calculated and paid quarterly that consists of a basic fee and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which each Fund's performance exceeds that of its respective Benchmark Index, the Lehman Brothers Government/Credit Index (Intermediate Fixed-Income) and the Lehman Brothers Government/Credit 1-5 Year Index (Short-Intermediate Fixed-Income) during the applicable measurement period based on the following schedule:
--------------------------------------------------------------------------------
            Average Annualized
            Performance                                               Total
Basic       Differential vs.                      Annual              Annual
 Fee        Benchmark Index                   Performance Fee          Fee
-------    ----------------                  ----------------         ------
 0.02%     Greater Than 0.70%                      0.15%               0.17%

           Greater Than 0.50% and Less Than     0.05% plus 1/2
           or Equal to 0.70%                     (P-0.50%)*          Up to 0.17%


           Greater Than or Equal to 0.35%
           and Less Than or Equal to 0.50%         0.05%               0.07%

           Less Than 0.35%                         0.00%               0.02%
-------------------------------------------------------------------------------
*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%
--------------------------------------------------------------------------------
The measurement period from the sixth calendar quarter (1st quarter 2000) through the 13th calendar quarter (4th quarter 2001) of Cypress' management of each Fund, will be the entire period since the commencement of Cypress' management of each Fund, excluding the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (1st quarter 2002) of Cypress' management of each Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, Cypress will receive a performance fee if either Intermediate Fixed-Income Fund's or Short-Intermediate Fixed-Income Fund's performance equals or exceeds the Lehman Brothers Government/Credit Index or the Lehman Brother Government/Credit 1-5 Year Index, respectively, by at least 0.35%. Because the performance fee is based on the performance of the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund relative to their respective benchmark Index, Cypress may receive a performance fee even if a Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
MONEY MANAGER       BlackRock Financial  Management,  Inc., 345 Park Avenue, New
                    York, NY 10154

BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Mr. Phillips' primary responsibility is the management of the firm's investment activities in fixed-rate mortgage securities, including pass-throughs and CMOs. He directs the development of investment strategy and coordinates execution for all client portfolios. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company.


BlackRock earns a management fee from the Fund that consists of a basic fee and a performance fee. The management fee is calculated and paid quarterly. The basic fee is equal to an annual rate of 0.07 % of the Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Mortgage Securities Fund's performance exceeds or trails that of the Lehman Brothers Mortgage-Backed Securities Index during the applicable measurement period based on the following schedule:

--------------------------------------------------------------------------------
               Average Annualized
               Performance                                              Total
               Differential vs.                   Annual                Annual
   Basic Fee   Benchmark Index                    Performance Fee        Fee
   ---------   ---------------                    ---------------       -----

   0.07%       Greater Than or Equal To 2.00%        0.18%               0.25%

               Greater Than or Equal To 0.50%
               and Less Than 2.00%                   0.16%               0.23%

               Greater Than or Equal To 0.25%
               and Less Than 0.50%                   0.12%               0.19%

               Greater Than or Equal To -0.25%
               and Less Than 0.25%                   0.08%               0.15%

               Greater Than -0.50% and
               Less Than -0.25%                      0.04%               0.11%

               Greater Than or Equal To -0.50%       0.00%               0.07%
--------------------------------------------------------------------------------
The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, BlackRock will receive a performance fee if the Mortgage Securities Fund's performance either exceeds the Lehman Brothers Mortgage-Backed Securities Index, or trails the Lehman Brothers Mortgage-Backed Securities Index by no more than 0.50%. Because the performance fee is based on the performance of the Mortgage Securities Fund relative to its benchmark Index, BlackRock may receive a performance fee even if the Mortgage Securities Fund's and the Index's total returns are negative.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
MANAGER Accessor Capital Management LP, 1420 Fifth Avenue,  Suite 3600, Seattle,
        WA 98101

Accessor Capital directly invests the assets of the U.S. Government Money Fund. Accessor Capital receives no additional fee beyond its management fee, as previously described, for this service.

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------
[graphic] Direct. Investors may purchase Advisor Class Shares directly from Accessor Funds for no sales charge or commission.


[graphic] Financial Intermediaries. Advisor Class Shares may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Advisor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day marked "Same Day Settlement" and the invested monies are wired before 3:00 p.m. Eastern time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:


[Graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                  Accessor Funds, Inc.
                  Attn:  Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[Graphic] By Federal Funds Wire. Wire instructions are described on the account application.

[Graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class Shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

[Graphic] By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Advisor Class Shares. Such securities would be valued the same way the Funds' securities are valued (see "Valuation of Securities".) Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.
================================================================================
Advisor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRAs/ROTH IRAs
--------------
Investors may purchase Advisor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year will be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

================================================================================
                             INVESTMENT MINIMUMS
------------------------------------- ------------------------------------------
             REGULAR ACCOUNTS                  RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
Initial Investment                     Initial Investment
--------------------------------------------------------------------------------
One Fund only:    $5,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $10,000 aggregated   Roth IRA:         among the Funds
                  among the Funds

Additional Investment(s)               Additional Investment(s)
--------------------------------------------------------------------------------
One Fund only:    $1,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $2,000 aggregated    Roth IRA:         among the Funds
                  among the Funds
--------------------------------------------------------------------------------
ACCESSOR FUNDS MAY ACCEPT SMALLER PURCHASE AMOUNTS OR REJECT ANY PURCHASE ORDER IT BELIEVES MAY DISRUPT THE MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SHARE PRICING
-------------
Investors purchase Advisor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Advisor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Advisor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.
--------------------------------------------------------------------------------

MARKET TIMING
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

===============================================================================
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Advisor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[graphic] By Mail.  Share exchange instructions may be mailed to:

                  Accessor Funds, Inc.
                  Attn:  Shareholder Services
                  P. O. Box 1748
                  Seattle, WA 98111-1748.

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Advisor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern time, marked "Same Day Settlement", the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

[graphic]   By Mail.  Redemption requests may be mailed to:

         Accessor Funds, Inc.
         Attn:  Shareholder Services
         P. 0. Box 1748
         Seattle, WA 98111-1748.

[graphic] By Fax. Redemption requests may be faxed to Accessor Capital at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[graphic] Systematic Withdrawal Plan. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[graphic] Low Account Balances. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.
================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------
In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES
--------------------

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.


================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
[Graphic] Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed Income Funds normally pay dividend distributions monthly. The Equity Funds normally pay dividend distributions quarterly in March, June, September and December, with the exception of International Equity Fund, which normally pays dividend distributions annually in December.

[Graphic] Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.


[Graphic] Automatic Reinvestment of Dividends and other Distributions. All dividends and other distributions on Advisor Class Shares of a Fund will be automatically reinvested in additional Advisor Class Shares of that Fund unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends or other distributions in Advisor Class Shares of any other Fund.

================================================================================
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------
The Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

================================================================================
                                    TAXATION
--------------------------------------------------------------------------------

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends and distributions of net short-term capital gains and gains from certain foreign currency transactions are taxable as ordinary income, while distributions of other gains are taxable as long-term capital gains (generally, at the rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gains ordinarily depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Certain dividends and other distributions declared by a Fund in October, November, or December of any year are taxable to shareholders as though received on December 31 of that year if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

The International Equity Fund receives dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce the Fund's total return. If the amount of taxes withheld by foreign governments is material, the Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to those shareholders who are otherwise subject to backup withholding.

THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUNDS. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN ADVISOR CLASS SHARES.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
GROWTH FUND
-----------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   35.08      $   28.88      $   21.57       $   19.51      $   17.99

 NET INVESTMENT INCOME (LOSS)(1)                 (0.09)         (0.06)          0.04            0.13           0.19
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS(1)                       (8.18)          7.51           9.91            6.31           3.35
                                            ------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (8.27)          7.45           9.95            6.44           3.54

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                           --             --          (0.03)          (0.13)         (0.19)
 DISTRIBUTIONS FROM CAPITAL GAINS                (0.02)         (1.24)         (2.61)          (4.25)         (1.83)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS           --          (0.01)            --              --             --
                                            ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.02)         (1.25)         (2.64)          (4.38)         (2.02)
                                            ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   26.79      $   35.08      $   28.88       $   21.57      $   19.51
====================================================================================================================

TOTAL RETURN(2)                                 (23.58)%        25.87%         46.65%          33.24%         19.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 246,641      $ 339,590      $ 157,799       $  87,907      $  60,586

 RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.88%          0.97%          0.92%           0.93%          1.13%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                          (0.28)%        (0.21)%         0.16%           0.56%          0.97%
PORTFOLIO TURNOVER RATE                          89.32%         96.55%        112.42%         131.75%         81.79%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
VALUE FUND
----------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   20.70      $   21.04      $   20.88        $   17.75      $   15.91

 NET INVESTMENT INCOME(1)                          0.25           0.18           0.24             0.26           0.24
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(1)                                   0.21           1.25           2.45             5.54           3.51
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.46           1.43           2.69             5.80           3.75

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.25)         (0.18)         (0.24)           (0.26)         (0.24)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.30)         (1.59)         (2.12)           (2.41)         (1.67)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --             --          (0.17)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.55)         (1.77)         (2.53)           (2.67)         (1.91)
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   20.61      $   20.70      $   21.04        $   20.88      $   17.75
======================================================================================================================

TOTAL RETURN(2)                                    2.38%          6.87%         12.89%           32.94%         23.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $ 151,401      $ 149,183      $ 114,728        $  81,127      $  36,367

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.79%          0.97%          1.03%            1.05%          1.21%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               1.25%          0.86%          1.06%            1.32%          1.43%
PORTFOLIO TURNOVER RATE                          139.61%        167.70%        104.85%           68.14%         93.54%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   27.39      $   23.53      $   21.82        $   18.82      $   17.60

 NET INVESTMENT INCOME (LOSS)(1)                  (0.10)         (0.10)         (0.05)              --           0.07
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(1)                               (4.54)          6.46           3.50             6.75           4.22
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.64)          6.36           3.45             6.75           4.29

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                            --             --             --               --          (0.07)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.35)         (2.50)         (1.74)           (3.73)         (3.00)
 DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME                                  --             --             --            (0.02)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.44)            --             --               --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (2.79)         (2.50)         (1.74)           (3.75)         (3.07)
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   19.96      $   27.39      $   23.53        $   21.82      $   18.82
======================================================================================================================

TOTAL RETURN(2)                                  (18.22)%        27.26%         15.98%           36.14%         24.85%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $ 267,999      $ 447,665      $ 260,792        $ 125,221      $  65,479

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.22%          1.25%          1.22%            1.15%          1.17%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                           (0.39)%        (0.47)%        (0.22)%           0.00%          0.37%
PORTFOLIO TURNOVER RATE                          141.73%        133.14%        110.07%          129.98%        113.44%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    21.52     $    16.90     $    14.83      $     13.83    $     12.55

 NET INVESTMENT INCOME (LOSS)(1)                     --           0.02          (0.03)           (0.02)         (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(1)                               (5.07)          8.17           2.41             1.54           1.80
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (5.07)          8.19           2.38             1.52           1.74

 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.36)         (3.57)         (0.31)           (0.50)         (0.44)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.02)            --             --            (0.02)         (0.02)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (1.38)         (3.57)         (0.31)           (0.52)         (0.46)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    15.07     $    21.52     $    16.90      $     14.83     $    13.83
======================================================================================================================

TOTAL RETURN(2)                                  (24.55)%        48.93%         16.07%           10.96%         13.78%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  163,154     $  236,869     $  149,391      $   151,441     $   73,019

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.42%          1.37%          1.59%            1.55%          1.52%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                           (0.01)          0.04%         (0.24)%          (0.20)%        (0.26)%
PORTFOLIO TURNOVER RATE                          166.49%        251.23%        196.37%          196.66%        157.66%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
---------------------
The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.00

 NET INVESTMENT INCOME(2)                          0.75
 NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS(2)                                  (0.98)
                                             -----------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.23)

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --
                                             -----------------------------------
TOTAL DISTRIBUTIONS                               (0.67)
                                             -----------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.10
================================================================================

TOTAL RETURN(3)                                   (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   14,609

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.86%*
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               9.75%*
PORTFOLIO TURNOVER RATE                           11.92%

(1)Class commenced operations on May 1, 2000.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.30     $    12.47    $     12.19      $     11.90    $     12.29

 NET INVESTMENT INCOME(1)                          0.73           0.68           0.67             0.71           0.67
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(1)                                0.37          (1.12)          0.32             0.29          (0.39)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.10          (0.44)          0.99             1.00           0.28

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.73)         (0.68)         (0.67)           (0.71)         (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.05)         (0.04)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.73)         (0.73)         (0.71)           (0.71)         (0.67)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.67      $   11.30    $     12.47      $     12.19      $   11.90
=====================================================================================================================

TOTAL RETURN(2)                                   10.17%         (3.58)%         8.38%            8.62%          2.56%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   53,997      $  56,895    $    48,489      $    55,197      $  52,248

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.66%          0.68%          0.79%            0.84%          0.88%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               6.46%          5.89%          5.46%            5.88%          5.79%
PORTFOLIO TURNOVER RATE                           42.88%         60.40%        113.00%           84.35%         94.69%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.83     $    12.33     $    12.27      $     12.16    $     12.32

 NET INVESTMENT INCOME(1)                          0.71           0.63           0.68             0.64           0.59
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(1)                                0.15          (0.49)          0.14             0.11          (0.16)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.86           0.14           0.82             0.75           0.43

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.71)         (0.63)         (0.63)           (0.64)         (0.59)
 DISTRIBUTIONS FROM CAPITAL GAINS                  0.00          (0.01)         (0.13)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.71)         (0.64)         (0.76)           (0.64)         (0.59)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.98     $    11.83     $    12.33      $     12.27    $     12.16
======================================================================================================================

TOTAL RETURN(2)                                    7.54%          1.22%          6.87%            6.33%          3.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   55,251     $   50,200     $   42,454      $    40,942    $    36,701

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.66%          0.70%          0.82%            0.86%          0.93%
 RATIO OF NET INVESTMENT INCOME TO E
  AVERAG NET ASSETS                                5.99%          5.32%          5.12%            5.20%          4.89%
PORTFOLIO TURNOVER RATE                           54.48%         45.89%         69.64%           53.30%         31.12%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98     $    12.59     $    12.60      $     12.23    $     12.38

 NET INVESTMENT INCOME(1)                          0.74           0.73           0.70             0.72           0.73
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(1)                                0.54          (0.58)          0.09             0.42          (0.15)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.28           0.15           0.79             1.14           0.58

 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.74)         (0.73)         (0.70)           (0.72)         (0.73)
 DISTRIBUTIONS FROM CAPITAL GAINS                    -           (0.03)         (0.10)           (0.05)            --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.74)         (0.76)         (0.80)           (0.77)         (0.73)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    12.52     $    11.98     $    12.59      $     12.60    $     12.23
======================================================================================================================

TOTAL RETURN(2)                                   11.11%          1.19%          6.43%            9.53%          4.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  123,632     $  127,307     $  128,788      $   109,747    $    73,862

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.87%          0.89%          0.88%            0.84%          0.95%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               6.13%          5.91%          5.59%            5.93%          6.08%
PORTFOLIO TURNOVER RATE                          263.34%        273.95%        278.18%          211.66%        356.23%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00      $      1.00    $      1.00

 NET INVESTMENT INCOME(1)                          0.06           0.05           0.05             0.05           0.05
 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.06)         (0.05)         (0.05)           (0.05)         (0.05)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00      $      1.00    $      1.00
======================================================================================================================

TOTAL RETURN(2)                                    5.99%          4.72%          5.00%            5.07%          4.78%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  552,255     $  380,620     $  153,148      $    50,910    $    61,672

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.45%          0.48%          0.53%            0.54%          0.59%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.88%          4.66%          4.83%            4.96%          4.73%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX*
----------------------------

The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 427 NYSE, 71 NASDAQ and 2 AMEX traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor's is generally defined as a "base-weighted aggregative" expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding multiplied by its market price. This gives the current market value for that particular issueand this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.
--------------------------------------------------------------------------------
*"Standard & Poor's," "S&P" AND "S&P 500" are trademarks of Standard and Poor's, a division of the Mcgraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's.
--------------------------------------------------------------------------------
S&P500/BARRA GROWTH INDEX [graphic] S&P500/BARRA VALUE INDEX
------------------------------------------------------------

BARRA,  in  collaboration   with  Standard  and  Poor's,   has  constructed  the
S&P500/BARRA Growth Index (the "Growth Index") and S&P500/BARRA Value Index (the "Value Index") to separate the S&P 500 into value stocks and growth stocks.

The Growth and Value Indices are constructed by dividing the stocks in the S&P 500 according to their price-to-book ratios. The Value Index contains firms with lower price-to-book ratios and has 50 percent of the capitalization of the S&P
500. The Growth Index contains the remaining members of the S&P 500. Each of the indices is capitalization-weighted and is rebalanced semi-annually on January 1 and July 1 of each year.

Although the Value Index is created based on price-to-book ratios, the companies in the index generally have other characteristics associated with "value" stocks: low price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth. Because of these characteristics, the Value Index historically has had higher weights in the Energy, Utility, and Financial sectors than the S&P 500.

Companies in the Growth Index tend to have opposite characteristics from those in the Value Index: high earnings-to-price ratios, low dividend yields, and high earnings growth. Historically, the Growth Index has been more concentrated in Technology and Health Care than the S&P 500.

As of December 31, 2000 there were 375 companies in the Value Index and 125 companies in the Growth Index.

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
WILSHIRE 4500 INDEX*
--------------------
While the S&P 500 includes the preponderance of large market capitalization stocks, it excludes most of the medium- and small-size companies that comprise the remaining 17% of the capitalization of the U.S. stock market. The Wilshire 4500 Index (an unmanaged index) consists of all U.S. stocks that are not in the S&P 500 and that trade regularly on the NYSE and American Stock Exchange as well as on the Nasdaq Stock Market. The Wilshire 4500 Index is constructed from the Wilshire 5000 Equity Index, which measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 7,000 capitalization weighted security returns are used to adjust the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index was created by Wilshire Associates in 1974 to aid in performance measurement. The Wilshire 4500 Index consists of the Wilshire 5000 Equity Index after excluding the companies in the S&P 500.


Wilshire Associates view the performance of the Wilshire 5000's securities several ways. Price and total return indices using both capital and equal weightings are computed. The unit value of these four indices was set to 1.0 on December 31, 1970.
--------------------------------------------------------------------------------
*"Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates.
--------------------------------------------------------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE + EMF INDEX*
------------------------------------------------------

The MSCI EAFE + EMF Index is a market-capitalization-weighted index composed of companies representative of the market structure of 46 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets Free ("EMF") Index is a market-capitalization-weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.


As of December 31, 2000, the MSCI EAFE + EMF Index consisted of 1,723 companies traded on stock markets in 46 countries. The weighting of the MSCI EAFE + EMF Index by country was as follows:

Developed Markets: Australia 2.44%, Austria 0.20%, Belgium 0.79%, Denmark 0.81%, Finland 2.62%, France 10.08%, Germany 7.70%, Hong Kong 1.89%, Ireland 0.55%, Italy 4.23%, Japan 21.41%, Netherlands 5.00%, New Zealand 0.10%, Norway 0.37%, Portugal 0.46%, Singapore 0.91%, Spain 2.55%, Sweden 2.47%, Switzerland 6.22%, United Kingdom 19.01%.

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
Emerging Markets: Argentina 0.15%, Brazil Free 1.04%, Chile 0.34%, China Free 0.70%, Colombia 0.03%, Czech Republic 0.06%, Greece 0.57%, Hungary 0.09%, India 0.80%, Indonesia Free 0.09%, Israel 0.60%, Jordan 0.01%, Korea (South) 1.02%, Malaysia 0.70%, Mexico Free 1.00%, Pakistan 0.03%, Peru 0.03%, Philippines Free 0.11%, Poland 0.14%, Russia 0.21%, South Africa 0.95%, Sri Lanka 0.00%, Taiwan Free 1.04%, Thailand Free 0.15%, Turkey 0.28%, Venezuela 0.05%.

Unlike other broad-based indices, the number of stocks included in MSCI EAFE + EMF Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EMF Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EMF Index was equal to 100.0 on January 1, 1988. As of December 31, 2000 the current value of the MSCI EAFE + EMF Index was 191.6.
--------------------------------------------------------------------------------
*"EAFE" is a registered trademark of Morgan Stanley Capital International. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.
--------------------------------------------------------------------------------

LEHMAN BROTHERS *
GOVERNMENT/CREDIT INDEX
GOVERNMENT/CREDIT 1-5 YEAR INDEX
U.S. CORPORATE HIGH YIELD INDEX
MORTGAGE-BACKED SECURITIES INDEX
--------------------------------

The Lehman Brothers Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service ("Moody's"). For issues not rated by Moody's, the equivalent Standard & Poor's ("S&P") rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

The Lehman Brothers Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury, that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The U.S. Corporate High Yield Index covers the universe of fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with
--------------------------------------------------------------------------------
The Intermediate Fixed-income Fund, the Short-intermediate Fixed-income Fund, the High Yield Bond Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Lehman Brothers.
--------------------------------------------------------------------------------

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
a high yield issuer, and must trade accordingly. All bonds included in the High Yield Index must be dollar-denominated and nonconvertable and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) or issuers in non-emerging countries are included as well as original issue zeroes and step-up coupon structures.

The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association
(FNMA).

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

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


[Back Cover]



SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

[Graphic]                      Investor Class Shares

ACCESSOR(R)FUNDS, INC. Prospectus                                  April 30,2001
                                                            Updated June 1, 2001
--------------------------------------------------------------------------------
                                  EQUITY Funds

                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity
--------------------------------------------------------------------------------
                               FIXED-INCOME Funds

                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

--------------------------------------------------------------------------------
  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                 [LOGO] ACCESSOR

                               THE ACCESSOR FUNDS

[graphic] A family of 15 mutual funds, each with two classes of shares. This Prospectus describes the Investor Class Shares of nine of the Funds (each a "Fund"): Growth, Value, Small to Mid Cap, International Equity, High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securities and U.S. Government Money Funds. For information about the other Accessor Funds, please request the current Prospectus.

[graphic] A variety of equity, fixed-income and balanced mutual funds.

[graphic] When used together, designed to help investors realize the benefits of asset allocation and diversification.

[graphic] Managed and administered by Accessor Capital Management LP ("Accessor Capital").

[graphic] Sub-advised by Money Managers ("Money Managers") who are selected and supervised by Accessor Capital (other than the U.S. Government Money Fund which is advised directly by Accessor Capital).

================================================================================

Diversification is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.


Asset allocation is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

                                    [Graphic]

DIVERSIFICATION AND ASSET ALLOCATION DO NOT, HOWEVER, GUARANTEE INVESTMENT RESULTS.

                                TABLE OF CONTENTS

THE FUNDS

         Fund Summaries........................................................1
         Performance..........................................................10
         Equity Funds' Expenses...............................................14
         Fixed-Income Funds' Expenses.........................................15
         Equity Funds' Objectives and Strategies..............................16
         Equity Funds' Securities and Risks...................................18
         Fixed-Income Funds' Objectives and Strategies........................20
         Fixed-Income Funds' Securities and Risks.............................23
         Management, Organization and Capital Structure.......................26


SHAREHOLDER INFORMATION


         Purchasing Fund Shares...............................................34
         Exchanging Fund Shares...............................................36
         Redeeming Fund Shares................................................37
         Dividends and Distributions..........................................38
         Valuation of Securities..............................................39
         Taxation.............................................................39
         Distribution & Service Arrangements and
                Administrative Services Agrrangements.........................40
         Financial Highlights.................................................41

APPENDIX A

         Description of Fund Indices..........................................50

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

--------------------------------------------------------------------------------
[graphic]                           GROWTH FUND
                                      SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Growth Fund seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

PRINCIPAL STRATEGIES The Fund invests primarily in stocks of companies chosen from the S&P 500 that Chicago Equity Partners LLC ("Chicago Equity Partners"), the Fund's Money Manager, believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. The Money Manager attempts to exceed the performance of the S&P 500/BARRA Growth Index over a cycle of five years.

Chicago Equity Partners uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Chicago Equity Partners seeks companies that generally have above-average growth and more attractive valuation characteristics than their peers. Chicago Equity Partners will sell a stock if it determines that the company's growth potential is not met or if better opportunities are identified among its peers.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

COMPANY RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Growth stocks are often more sensitive to economic and market swings than other types of stocks because market prices tend to reflect future expectations.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.


================================================================================
SPECIAL  NOTE
-------------
Accessor Funds' domestic equity funds are designed so that investments in the S&P 500 Index are covered equally by investments in the Accessor Growth and Accessor Value Funds. The Accessor Small to Mid Cap Fund is primarily designed to invest in domestic stocks outside the S&P 500 Index.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                           VALUE FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Value Fund seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.

PRINCIPAL STRATEGIES Wellington Management Company, LLP ("Wellington Management") serves as the Fund's Money Manager. As the Fund's Money Manager, Wellington Management seeks to meet the Fund's investment objective by investing primarily in stocks of companies chosen from the S&P 500 that Wellington Management believes are under-valued and that will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. Wellington Management attempts to exceed the performance of the S&P 500/BARRA Value Index over a cycle of five years.

Wellington Management uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Wellington Management focuses on companies that may be temporarily out of favor or whose earnings or assets may not be fully reflected in their stock prices. Securities are sold when the Money Manager believes that the investment has achieved its intended purpose, when upside potential is considered limited, or when more attractive opportunities are available.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value stocks that the Value Fund invests in tend to be issued by larger, more established companies, and may underperform in periods of general market strength. Value stocks contained in the S&P 500 have generated less current income in recent years than they have in earlier periods.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Portfolio Turnover. The Value Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Value Fund shares in taxable accounts.


--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                    SMALL TO MID CAP FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Small to Mid Cap Fund seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

PRINCIPAL STRATEGIES The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Fund will maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index.

SSgA Funds Management, Inc. ("SSgA"), the Fund's Money Manager, usesa solid multi-factor stock evaluation model to help them identify the best stocks within each industry. Their sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the index. The Money Manager attempts to exceed the performance of the Wilshire 4500 Index over a cycle of five years.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Small and medium capitalization companies often have greater volatility, lower trading volume and less liquidity than larger capitalization companies.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Portfolio Turnover. The Small to Mid Cap Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Small to Mid Cap Fund shares in taxable accounts.

================================================================================
SPECIAL  NOTE
-------------
As of March 31, 2001, the market capitalization Wilshire 4500 Index ranged from under $1 million for the smallest company to $99.5 billion for the largest company. The weighted average market value of the Index was $6.6 billion, which will vary from month to month.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                    INTERNATIONAL EQUITY FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The International Equity Fund seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

PRINCIPAL STRATEGIES The Fund will invest at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large.

The investment approach of Nicholas-Applegate Capital Management ("Nicholas-Applegate"), the Fund's Money Manager, reflects a focus on individual security selection(commonly referred to as a bottom up approach). Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders and in the process of positive change to construct a portfolio that generally parallels the countries comprising the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the index. The Money Manager attempts to exceed the total return of the MSCI EAFE+EMF Index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Portfolio Turnover. The International Equity Fund's annual turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding International Equity Fund shares in taxable accounts.

================================================================================
SPECIAL  NOTE
-------------
The MSCI EAFE+EMF Index is currently composed of companies representing the market structure of 46 developing (approximately 90%) and emerging market (approximately 10%) countries. As of March 31, 2001, the market capitalization of the MSCI EAFE+EMF Index ranged from $2 million for the smallest company to $179.6 billion for the largest company. The weighted average market value of the Index was $47.3 billion, which will vary from time to time. See Appendix A for a list of countries included in the Index.
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                     HIGH YIELD BOND FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The High Yield Bond Fund seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities.

PRINCIPAL STRATEGIES The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's"), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index.

Financial Management Advisors, Inc. ("FMA"), the Fund's Money Manager, selects debt securities on a company-by company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of FMA, because they offer better assurance of debt repayment.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Lower rated debt securities can be more sensitive to these factors.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. Because of its investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. Lower rated debt securities can be difficult to resell and issuers may fail to pay principal and interest when due causing the Fund to incur losses and reducing the Fund's return.

================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                  INTERMEDIATE FIXED-INCOME FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Intermediate Fixed-Income Fund seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index(1) (the "LBGC Index").

PRINCIPAL STRATEGIES The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. Cypress Asset Management ("Cypress"), the Fund's Money Manager, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBGC Index. Cypress seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.


================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================
(1) The Lehman Brothers Government/Credit Index was formerly named the Lehman Brothers Government/Corporate Index until June 30, 2000.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]             SHORT-INTERMEDIATE FIXED-INCOME FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Short-Intermediate Fixed-Income Fund seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index(1) (the "LBGC1-5 Index").

PRINCIPAL STRATEGIES The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. Cypress, the Fund's Money Manager, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBGC1-5 Index. Cypress seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the index.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. Debt securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities in which a Fund may invest are more susceptible to these problems than higher quality obligations.

Lower Rated Debt Securities. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds.". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.


================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================
(1) The Lehman Brothers Government/Credit 1-5 Year Index was formerly the Lehman Brothers Government/Corporate 1-5 Index until June 30, 2000.
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]               MORTGAGE SECURITIES FUND
                                 SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The Mortgage Securities Fund seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index").


PRINCIPAL STRATEGIES Under normal market conditions, the Fund invests at least 65% and generally more than 80% of its total assets in mortgage-related securities issued by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's. BlackRock Financial Management, Inc. ("BlackRock"), the Fund's Money Manager, uses quantitative risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the LBM Index. BlackRock's investment philosophy and process centers around four key principles:

     [graphic] controlled duration (controlling sensitivity to interest rates); [graphic] relative value sector rotation and security selection analyzing a sector's and a security's impact on the overall portfolio);
     [graphic]  rigorous    quantitative    analysis   to   security   valuation
                (mathematically analyzing a security's value); and
     [graphic]  quality credit analysis (analyzing a security's credit quality).

BlackRock's Investment Strategy Committee determines the firm's broad investment strategy based on macroeconomics (for example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. Fund managers then implement this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

Interest Rate Risk. Increases in interest rates can cause the price of a debt security to decrease. The market value of mortgage related securities can and will fluctuate as interest rates and market conditions change. Fixed-rate mortgages can decline in value during periods of rising interest rates.

Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate.

Issuer Risks. Changes in the financial conditions of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Portfolio  Turnover.  The Mortgage  Securities  Fund's annual  turnover rate may exceed 100%. A fund with a high turnover rate (100% or more) pays more commissions and may generate more capital gains than a fund with a lower rate. Brokerage commissions are expenses and reduce returns. Capital gains distributions will reduce after tax returns for shareholders holding Mortgage Securities Fund shares in taxable accounts.

================================================================================
DURATION
--------
Duration, one of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).
================================================================================

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC]                   U.S. GOVERNMENT MONEY FUND
                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PRINCIPAL STRATEGIES Accessor Capital directly invests the assets of the Fund. Accessor Capital uses quantitative analysis to maximize the Fund's yield. The Fund follows industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS Interest Rate Risk. The Fund's yield will vary and is expected to react to changes in short-term interest rates.

Inflation Risk. Over time, the real value of the Fund's yield may be eroded by inflation.

Stable Net Asset Value. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------

The following tables illustrate changes (and, therefore, the risk elements) in the performance of Fund shares from year to year and compare the performance of Fund shares to the performance of a market index over time. The bar charts and tables show the total returns of the Fund's Investor Class Shares since their respective inception dates and the total returns of the Fund's Advisor Class Shares for periods prior to the inception date of its Investor Class.
Performance information for Advisor Class Shares does not reflect certain expenses of Investor Class Shares, which, if reflected, would result in lower performance for those periods prior to the inception of Investor Class Shares of each Fund. As with all mutual funds, how the Funds have performed in the past is not an indication of how they will perform in the future.


--------------------------------------------------------------------------------
                           GROWTH FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------

[Bar Chart]

As of 12/31 each year

                                               --------------
[Data Points]                                   Best Quarter
1993       14.21%                                  27.49 %
1994        3.99                                4th Qtr 1998
1995       34.32                               --------------
1996       19.83                                Worst Quarter
1997       33.24                                  -18.72%
1998       46.35                                4th Qtr 2000
1999       25.23                               --------------
2000      -23.99


                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN      Fund                      -23.99%   17.34%   17.71%  (8/24/92)
As of 12/31/00    S&P 500/BARRA             -22.07%   19.19%   17.16%  (9/1/92)
                    Growth Index(1)
--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 1, 1998. Performance information shown prior to July 1, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. The S&P 500/BARRA Growth Index is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios.
--------------------------------------------------------------------------------
                            VALUE FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

                                               --------------
[Data Points]                                   Best Quarter
1993       14.69%                                  18.82%
1994       -1.93                                4th Qtr 1998
1995       33.25                               --------------
1996       23.94                                Worst Quarter
1997       32.94                                  -15.34%
1998       12.63                                3rd Qtr 1998
1999        6.35                               --------------
2000        1.88


                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN      Fund                       1.88%   14.99%    14.90%  (8/24/92)
As of 12/31/00    S&P 500/BARRA              6.09%   16.81%    16.92%  (9/1/92)
                    Value Index(1)
--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 1, 1998. Performance information shown prior to July 1, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The S&P 500/BARRA Value Index is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                      SMALL TO MID CAP FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1993     14.39%                                Best Quarter
1994     -4.07                                    24.05%
1995     31.98                                 4th Qtr 1998
1996     24.85                                --------------
1997     36.14                                 Worst Quarter
1998     15.11                                   -18.64%
1999     26.60                                 3rd Qtr 1998
2000    -18.60                                --------------


                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN         Fund                    -18.60%  15.06%   15.40%  (8/24/92)
As of 12/31/00       Wilshire 4500 Index(1)  -15.77%  12.80%   14.48%  (9/1/92)
                     Small to Mid Cap        -15.77%  12.80%   15.11%  (9/1/92)
                       Composite Index (2)
--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is June 24, 1998. Performance information shown prior to June 24, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected, would lower the performance shown.

(1) The Wilshire 4500 Index is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500.
(2) The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital, which combines the BARRA Institutional Small Index and the Wilshire 4500 Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. In 1995, shareholders approved changes to the Fund's investment policies to change the Fund from a small cap fund to a small to medium cap fund. Accordingly, prior to October 1995, the BARRA Index is used. Starting October 1995, the Wilshire Index is used.
--------------------------------------------------------------------------------
                    INTERNATIONAL EQUITY FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------

[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1995      7.63%                                Best Quarter
1996     13.78                                    30.01%
1997     10.96                                 4th Qtr 1999
1998     15.70                                --------------
1999     48.23                                 Worst Quarter
2000    -24.92                                   -13.50%
                                               3rd Qtr 1998
                                              --------------



                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN       Fund                      -24.92%  10.20%    8.88%  (10/3/94)
As of 12/31/00     MSCI EAFE+EMF Index(1)    -15.87%   6.36%    5.82%  (11/1/94)
                   International Composite   -15.87%   6.29%    6.26%  (11/1/94)
                     Index(2)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 6, 1998. Performance information shown prior to July 6, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1)The MSCI EAFE + EMF Index is an unmanaged index of 46 developed (excluding the United States and Canada) and emerging market countries, including Japan,
the  United   Kingdom,   Germany  and France.
(2) The International Composite Index is a hypothetical index constructed by Accessor Capital, which combines the MSCI EAFE Index and the MSCI EAFE+EMF Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. Prior to May 1996, the Fund did not invest in emerging market securities. Beginning in May 1996, the Fund was permitted to do so. Accordingly, prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                       HIGH YIELD BOND FUND ANNUAL RETURNS
--------------------------------------------------------------------------------
Note: As of April 30, 2001, the High Yield Bond Fund has not had a full calendar year of returns, and thus its performance is not reflected in the Prospectus.

--------------------------------------------------------------------------------
                  INTERMEDIATE FIXED-INCOME FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]                                 --------------
1993     9.53%                                 Best Quarter:
1994    -5.24                                      6.13%
1995    18.26                                  2nd Qtr 1995
1996     2.56                                 --------------
1997     8.62                                  Worst Quarter
1998     8.09                                     -3.53%
1999    -4.05                                  1st Qtr 1994
2000     9.64                                 --------------


                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN           Fund                   9.64%   4.84%    5.82%   (6/15/92)
As of 12/31/00         Lehman Govt/Credit    11.84%   6.23%    6.90%   (7/1/92)
                         Index(1)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 14, 1998. Performance information shown prior to July 14, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.
--------------------------------------------------------------------------------
               SHORT-INTERMEDIATE FIXED-INCOME FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------
[Bar Chart]

As of 12/31 each year

[Data Points]
1993      5.63%                                --------------
1994     -1.42                                  Best Quarter
1995     11.42                                      3.58%
1996      3.63                                  1st Qtr 1995
1997      6.33                                 --------------
1998      6.60                                  Worst Quarter
1999      0.70                                     -1.34%
2000      7.04                                  1st Qtr 1994
                                               --------------

                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
OTAL RETURN          Fund                     7.04%   4.83%    5.05%   (5/18/92)
As of 12/31/00       Lehman Govt/Credit       8.92%   6.07%    6.31%   (6/1/92)
                       1-5 Yr Index(1)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 14, 1998. Performance information shown prior to July 14, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The Lehman Brothers Government/Credit 1-5 Year Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher, all with maturities of one to five years.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------
                     MORTGAGE SECURITIES FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------

Bar Chart]

As of 12/31 each year

[Data Points]
1993      7.26%                              --------------
1994     -1.65                                Best Quarter
1995     16.03                                    5.11%
1996      4.95                                1st Qtr 1995
1997      9.53                               --------------
1998      6.21                                Worst Quarter
1999      0.69                                   -1.21%
2000     10.58                                1st Qtr 1994
                                             --------------

                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN         Fund                    10.58%   6.34%     6.56%  (5/18/92)
As of 12/31/00       Lehman Mortgage-Backed  11.17%   6.92%     7.09%  (6/1/92)
                       Securities Index(1)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 8, 1998. Performance information shown prior to July 8, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA").
--------------------------------------------------------------------------------
                    U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS*
--------------------------------------------------------------------------------
Bar Chart]

As of 12/31 each year

[Data Points]
1993     2.81%                              --------------
1994     3.70                                Best Quarter
1995     5.33                                   1.41%
1996     4.78                                3rd Qtr 2000
1997     5.07                               --------------
1998     4.80                                Worst Quarter
1999     4.20                                   0.66%
2000     5.47                                2nd Qtr 1993
                                            --------------

                                                               Since   Measured
                                              1 Yr    5 Yrs    Incept    From
AVERAGE ANNUAL                             ------------------------------------
TOTAL RETURN        Fund                     5.47%    4.86%     4.41%   (4/9/92)
As of 12/31/00      Salomon Brothers U.S.    5.96%    5.25%     4.80%   (5/1/92)
                      3 Month T-Bill Index(1)

--------------------------------------------------------------------------------
* The inception date of the Fund's Investor Class is July 29, 1998. Performance information shown prior to July 29, 1998 is for the Fund's Advisor Class Shares, and does not reflect certain expenses of the Investor Class Shares, which, if reflected , would lower the performance shown.

(1) The Salomon Brothers U.S. 3 Month T-bill Index is designed to measure the return of the 3 month Treasury bills.

The U.S. Government Money Fund's 7-day effective yield on 12/29/2000 was 5.72%. For the Fund's current yield, call toll-free (800) 759-3504.

--------------------------------------------------------------------------------

================================================================================
                             EQUITY FUNDS' EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Equity Funds. Except where noted, the tables reflect historical fees and expenses of the Funds.


----------------------------------------------------------------------------------------------------------------
                                                     GROWTH            VALUE          SMALL TO     INTERNATIONAL
                                                                                      MID CAP         EQUITY
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge Imposed                          none             none             none            none
  on Purchases (as a percent of offering price)
Maximum  Sales Charge Imposed                         none             none             none            none
  on Reinvested Dividends
Maximum Deferred Sales Charge                         none             none             none            none
Redemption Fee(3)                                     none             none             none            none
----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees (4)                                   0.65%            0.65%            0.80%           1.10%
Distribution and Service (12b-1) Fee                  0.25             0.25             0.25            0.25
                                                      ----             ----             ----            ----
  Other Expenses(5)                                   0.24             0.24             0.24            0.32
  Administrative Service  Fees(6)                     0.25             0.25             0.25            0.25
Total Other Expenses                                  0.49             0.49             0.49            0.57
                                                      ----             ----             ----            ----
Total Annual Fund Operating  Expenses                 1.39             1.39             1.54            1.92
                                                      ====             ====             ====            ====
------------------------------------------------------------------------------------------------------------------

----------
(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.

(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Management fees have been restated to reflect the estimated maximum fee to be paid to the current Money Managers during the current fiscal year under their respective contracts.
(5) Other Expenses are restated to reflect estimated other expenses for the current fiscal year.

(6) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE:
----------------
The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
Fund                      One Year     Three Years       Five Years     10 Years

Growth                    $ 142.00     $  440.00         $  761.00     $1,669.00
Value                       142.00        440.00            761.00      1,669.00
Small to Mid Cap            157.00        486.00            839.00      1,834.00
International Equity        195.00        603.00          1,037.00      2,243.00

================================================================================

================================================================================
                          FIXED-INCOME FUNDS' EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fixed-Income Funds. Except where noted, the tables reflect historical fees and expenses of the Funds.



------------------------------------------------------------------------------------------------------------------------------------
                                                      HIGH         INTERMEDIATE         SHORT-                           U.S
                                                      YIELD           FIXED-         INTERMEDIATE      MORTGAGE       GOVERNMENT
                                                      BOND            INCOME         FIXED-INCOME     SECURITIES        MONEY
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge Imposed                          none             none              none            none            none
  on Purchases (as a percent of offering price)
Maximum  Sales Charge Imposed                         none             none              none            none            none
  on  Reinvested Dividends
Maximum Deferred Sales Charge                         none             none              none            none            none
Redemption Fee(3)                                     none             none              none            none            none
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees (4)                                   0.51%            0.38%             0.38%           0.59%           0.25%
Distribution and Service (12b-1) Fee                  0.25             0.25              0.25            0.25            0.25
                                                      ----             ----              ----            ----            ----
  Other Expenses                                      0.35             0.28              0.28            0.28            0.20
  Administrative Services Fees(5)                     0.25             0.25              0.25            0.25            0.25
Total Other Expenses                                  0.60             0.53              0.53            0.53            0.45
                                                      ----             ----              ----            ----            ----
Total Annual Fund Operating Expenses                  1.36             1.16              1.16            1.37            0.95
                                                      ====             ====              ====            ====            ====
------------------------------------------------------------------------------------------------------------------------------------

---------
(1) Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.
(3) The Transfer Agent, may charge a processing fee of $10.00 for each check redemption request.
(4) Management fees consist of the management fee paid to Accessor Capital and the fees paid to the Money Managers of the Funds. Accessor Capital receives only the management fee and not a Money Manager fee for the U. S. Government Money Fund that it manages directly.
(5) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------
The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. This Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
Fund                              One Year   Three Years   Five Years   10 Years

High Yield Bond                   $ 138.00   $  431.00     $  745.00   $1,635.00
Intermediate Fixed-Income           118.00      368.00        638.00    1,409.00
Short-Intermediate Fixed-income     118.00      368.00        638.00    1,409.00
Mortgage Securities                 139.00      434.00        750.00    1,646.00
U.S. Government Money                97.00      303.00        525.00    1,166.00

================================================================================

================================================================================
                     EQUITY FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
GROWTH FUND
-----------
INVESTMENT OBJECTIVE The Growth Fund seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the S&P 500.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers. The Money Manager will attempt to exceed the total return performance of the S&P 500/BARRA Growth Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price.

OTHER INVESTMENT STRATEGIES The Fund may be invested in common stocks of foreign issuers with large market capitalizations whose securities have greater than average growth characteristics. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

--------------------------------------------------------------------------------
VALUE FUND
----------
INVESTMENT OBJECTIVE The Value Fund seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the S&P 500.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks have lower price multiples (either price/earnings or price/book value) than others in their industries; or which, in the opinion of the Money Manager, have improving fundamentals (such as growth of earnings and dividends). The Money Manager will attempt to exceed the total return performance of the S&P 500/BARRA Value Index over a market cycle of five years. Value stocks contained in the S&P 500 have generated less current income in recent years than they have in earlier periods.

OTHER INVESTMENT STRATEGIES The Fund may be invested in equity securities of foreign issuers with large market capitalizations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and to enhance income, but not for speculation.

--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
INVESTMENT OBJECTIVE The Small to Mid Cap Fund seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in stocks of small and medium capitalization issuers. The Fund will attempt to maintain an average market capitalization similar to the average market capitalization of the Wilshire 4500 Index, and will attempt to have a roughly similar distribution of stocks by market capitalization as the Wilshire 4500 Index. Generally, small capitalization issuers are issuers that have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. The Money Manager

================================================================================
                     EQUITY FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
will attempt to exceed the total return performance of the Wilshire 4500 Index over a market cycle of five years by investing primarily in stocks of companies that are expected to experience higher than average growth of earnings or growth of stock price. The Fund invests principally in common and preferred stocks, securities convertible into common stocks, and rights and warrants of such issuers.

OTHER INVESTMENT STRATEGIES The Fund may invest up to 20% of its net assets in common stocks of foreign issuers with small to medium market capitalizations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
SPECIAL  NOTE
As of March 31, 2001, the market capitalization of the Wilshire 4500 Index ranged from $1 million for the smallest company to $99.6 billion for the largest company. The weighted average market value of the Index was $6.6 billion, which will vary from month to month.
================================================================================

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
INVESTMENT OBJECTIVE The International Equity Fund seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% of its total assets principally in stocks issued by companies domiciled in Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) and the Pacific Rim (including Australia, Hong Kong, Japan, New Zealand and Singapore). The Fund intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large. The Fund's Money Manager, reflects a focus on individual security selection (commonly referred to as a bottom up approach). Nicholas-Applegate uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders and in the process of positive change to construct a portfolio that generally parallels the countries comprising MSCI EAFE+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the index. The Money Manager attempts to exceed the total return of the MSCI EAFE+EMF Index. See Appendix A for a list of countries included in the MSCI EAFE+EMF Index.

OTHER INVESTMENT STRATEGIES The Fund may also invest in securities of countries generally considered to be emerging or developing countries by the World Bank, the International Finance Corporation, the United Nations or its authorities ("Emerging Countries") See Appendix A for a full list of the countries. The Fund may invest up to 20% of its net assets in fixed-income securities, including instruments issued by foreign governments and their agencies, and in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations. The Fund may engage in various portfolio strategies (for example, options) to reduce certain risks of its investments and may thereby enhance income, but not for speculation.

================================================================================
SPECIAL  NOTE
As of March 31,  2001,  the market  capitalization  of the MSCI  EAFE+EMF  Index ranged from $2 million from the smallest company to $179.6 bilion for the largest company. The weighted average market value of the Index was $47.3 billion, which will vary from time to time.
================================================================================

================================================================================
                       EQUITY FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------
This section describes the security types for and risks of investing in the Growth, Value, Small to Mid Cap, and International Equity Funds, the Accessor Funds' "Equity Funds."

Many factors affect each Fund's performance. A Fund's share price changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.


In response to market, economic, political or other conditions, each Fund's Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Fund's performance and the Fund may not achieve its investment objective. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds and may result in increased taxable distributions to shareholders and may adversely affect the Funds' performance. Each Fund's investment objective stated in the Equity Funds' Objectives and Strategies section is fundamental and may not be changed without shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL SECURITY TYPES
------------------------
[Graphic] EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.
--------------------------------------------------------------------------------

OTHER SECURITY TYPES
--------------------
[Graphic] DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate debt securities, including convertible bonds, government securities, and mortgage and other asset-backed securities.

[Graphic] OPTIONS, FUTURES AND OTHER DERIVATIVES The Funds may use techniques such as buying and selling options or futures contracts in an attempt to change the Funds' exposure to security prices, currency values, or other factors that affect the value of the Funds' portfolios.

--------------------------------------------------------------------------------
PRINCIPAL RISKS
---------------
[Graphic] STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.

[Graphic] COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Securities of small and medium capitalization issuers often have greater volatility, lower trading volume and less liquidity than larger capitalization companies.

================================================================================
                       EQUITY FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------

[Graphic] SECTOR RISK. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.

[Graphic]  FOREIGN  EXPOSURE.  Foreign  exposure  is a  principal  risk  for the
International  Equity  Fund,  which  concentrates  its  investments  in  foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. Eastern time when each Fund calculates its NAV. Most of the securities in which the International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. Eastern time will not be reflected in the International Equity Fund's NAVs. However, if the International Equity Fund determines that such developments are so significant that they will clearly and materially affect the value of the International Equity Fund's securities, the International Equity Fund may adjust the previous closing prices for these securities to reflect fair value.

--------------------------------------------------------------------------------
OTHER RISKS
-----------
[Graphic] INTEREST RATE CHANGES. The stock market is dependent on general economic conditions. Changes in interest rates can affect the performance of the stock market.

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------
INVESTMENT OBJECTIVE The Fund seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities.
================================================================================
SPECIAL NOTE
As of March 31, 2001, the Lehman Brothers U.S. Corporate High Yield Index duration was 4.69 years, although that duration will vary in the future.
================================================================================
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of lower-rated, high-yield corporate debt securities, commonly referred to as "junk bonds." Under normal conditions the Fund will invest at least 65% of its total assets in high-yield corporate debt securities rated lower than BBB by S&P or lower than Baa by Moody's or unrated securities that are judged to be of comparable quality by the Money Manager. The Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by S&P or higher than Baa3 or lower than B3 by Moody's.

The Fund will maintain an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index or another relevant index approved by the Board of Directors.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund's objective. The Money Manager will attempt to exceed the total return performance of the Lehman Brothers U.S. Corporate High Yield Index.

OTHER INVESTMENT STRATEGIES The Fund may also invest in bonds of foreign issuers provided that the Fund will not invest in foreign bonds that are rated lower than BBB by S&P or lower than Baa by Moody's or unrated securities that are judged to be of comparable quality by the Money Manager. The Fund will not invest in securities that, at the time of initial investment, are rated higher than BBB+ or lower than CCC- by S&P or higher than Baa3 or lower than B3 by Moody's, or in unrated securities that the Money Manager or Accessor Capital determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
------------------------------
INVESTMENT OBJECTIVE The Intermediate Fixed-Income Fund seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index (the "LBGC Index") or another relevant index approved by the Board of Directors.
================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBGC Index duration was 5.57 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of between three and

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ten years. The Fund invests principally in debt securities with durations of between three and ten years and rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager or Accessor Capital determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. Government and agency bonds, and 3) mortgage-backed or asset-backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower rated debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC Index.

OTHER INVESTMENT STRATEGIES The Fund may be invested in debt securities of foreign issuers if the Money Manager or Accessor Capital determines the securities to be of comparable quality to securities rated A or higher at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
INVESTMENT OBJECTIVE The Short-Intermediate Fixed-Income Fund seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index") or another relevant index approved by the Board of Directors.

================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBGC 1-5 Index duration was 2.39 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in fixed-income securities and will have a dollar-weighted average duration of not less than two years nor more than five years. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's. The Money Manager may also invest in debt securities not rated by S&P or Moody's if the Money Manager or Accessor Capital determines the securities to be of comparable quality to rated securities at the time of purchase. The Fund may invest in the following debt securities: 1) corporate bonds, 2) U.S. Government and agency bonds, and 3) mortgage-backed or asset-backed securities.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective. The Fund may purchase lower rated debt securities when the Money Manager views the issuer's credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Money Manager will attempt to exceed the total return performance of the LBGC 1-5 Index.

================================================================================
                  FIXED-INCOME FUNDS' OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES The Fund may be invested in debt securities of foreign issuers if the Money Manager or Accessor Capital determines the securities to be of comparable quality to securities rated A or higher at the time of purchase. The Money Manager will also seek to enhance returns through the use of certain trading strategies such as purchasing odd lot securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
INVESTMENT OBJECTIVE The Mortgage Securities Fund seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index (the "LBM Index") or another relevant index approved by the Board of Directors.

================================================================================
SPECIAL NOTE
As of March 31, 2001, the LBM Index duration was 2.84 years, although that duration will vary in the future.
================================================================================

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in mortgage-related securities. The Fund invests principally in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will only invest in non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's or determined to be of comparable quality by the Money Manager or Accessor Capital at the time of purchase.

Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund's objective. The Money Manager will attempt to exceed the total return performance of the LBM Index.

OTHER INVESTMENT STRATEGIES The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES The Fund follows industry guidelines concerning the quality and maturity of its investments. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of the Fund's total assets in fixed-income securities.

The U.S. Government Money Fund seeks to maintain a stable share par value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

OTHER INVESTMENT STRATEGIES The Fund may enter into repurchase agreements collateralized by U.S. Government or agency securities.

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------

This section describes the security types for and the risks of investing in the Intermediate Fixed-Income, Short-Intermediate Fixed-Income, High Yield Bond, Mortgage Securities, and U.S. Government Money Fund, the Accessor Funds' "Fixed-Income Funds."

Many factors affect each Fund's performance. A Fund's yield and (except the U.S. Government Money Fund's) share price changes daily based on changes in the financial markets, and interest rates and in response to other economic, political or financial developments. A Fund's reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund's level of investment in the securities of that issuer. A Fund's reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

In response to market, economic, political or other conditions, each Fund's Money Manager may temporarily use a different investment strategy for defensive purposes, including investing in short-term and money market instruments. If a Money Manager does so, different factors could affect a Fund's performance and the Fund may not achieve its investment objective. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds and may result in increased taxable distributions to shareholders and may adversely affect the Fund's performance. Each Fund's investment objective stated in the Fixed-Income Funds' Objectives and Strategies section is fundamental and may not be changed without shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL SECURITY TYPES
------------------------
[Graphic] DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate debt securities including convertible bonds, government securities, and mortgage and other asset-backed securities.

[Graphic] HIGH-YIELD CORPORATE DEBT SECURITIES are a principal security type for the High Yield Bond Fund and also may be purchased by the Intermediate and Short-Intermediate Fixed-Income Funds. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody's.

[Graphic] MORTGAGE-RELATED SECURITIES are a principal security type for the Mortgage Securities Fund and may also be purchased by the Intermediate Fixed-Income, Short-Intermediate Fixed-Income and High Yield Bond Funds. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

[Graphic] U.S. GOVERNMENT SECURITIES are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

[Graphic] MONEY MARKET SECURITIES are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds. Money Market Securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------
eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

--------------------------------------------------------------------------------
OTHER SECURITY TYPES
--------------------
[Graphic] EQUITY SECURITIES such as common stock and preferred stock, represent an equity or ownership interest in an issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

[Graphic] REPURCHASE AGREEMENTS are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

[Graphic] OPTIONS, FUTURES AND OTHER DERIVATIVES The Funds may use techniques such as buying and selling options or futures contracts in an attempt to change the Funds' exposure to security prices, currency values, or other factors that affect the value of the Funds' portfolios.
--------------------------------------------------------------------------------

PRINCIPAL RISKS
---------------
[Graphic]  BOND  MARKET  VOLATILITY.   Individual  securities  are  expected  to
fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole.

[Graphic] ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.

[Graphic] CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and for the Intermediate and Short-Intermediate Fixed-Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations.

[Graphic] LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the

================================================================================
                    FIXED-INCOME FUNDS' SECURITIES AND RISKS
--------------------------------------------------------------------------------
market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

[Graphic] INTEREST RATE RISK. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.

[Graphic] PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities' yield and price.


[Graphic] INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may under perform the bond and equity markets over time.
--------------------------------------------------------------------------------
OTHER RISKS
-----------
[Graphic] STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments.

[Graphic] FOREIGN EXPOSURE. Foreign securities, such as debt securities of foreign issuers, can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. All of these factors can make investing in foreign securities more volatile and less liquid than U.S. investments.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER &  ADMINISTRATOR    Accessor  Capital  Management LP, 1420 Fifth Avenue,
                            Suite 3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment
Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund's Money Manager. Mr. Deo is also responsible for managing the liquidity reserves of each Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change a Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Fund within 60 days of the change.

Each Fund pays Accessor Capital an annual management fee for providing management and administration services equal to the following percentage of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                                       MANAGEMENT FEE TO ACCESSOR CAPITAL
         FUND                      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

         Growth                                     0.45%
         Value                                      0.45%
         Small to Mid Cap                           0.60%
         International Equity                       0.55%
         High Yield Bond                            0.36%
         Intermediate Fixed-Income                  0.36%
         Short-Intermediate Fixed-Income            0.36%
         Mortgage Securities                        0.36%
         U.S. Government Money                      0.25%
--------------------------------------------------------------------------------
Each Fund has also hired Accessor Capital to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Accessor Capital receives (i) a fee equal to 0.15% of the average daily net assets of the Growth, Value, Small to Mid Cap and International Equity Funds and 0.13% of the average daily net assets of the High Yield Bond, Intermediate Fixed-Income, Short-Intermediate Fixed-Income, Mortgage Securitiesand U.S. Government Money Funds and (ii) a transaction fee of $0.50 per transaction.

On the following pages is information on each Fund's Money Manager and a description of how each Money Manager is compensated for the services it provides.

Each Fund paid the following management fees in fiscal year 2000 (reflected as a percentage of average net assets) to Accessor Capital and/or the Fund's Money
Manager:

--------------------------------------------------------------------------------
                                              TOTAL MANAGEMENT FEES
                                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
         FUND                                 FOR FISCAL YEAR 2000
--------------------------------------------------------------------------------

         Growth                                       0.66%
         Value                                        0.57%
         Small to Mid Cap                             1.01%
         International Equity                         1.11%
         High Yield Bond                              0.51%
         Intermediate Fixed-Income                    0.38%
         Short-Intermediate Fixed-Income              0.38%
         Mortgage Securities                          0.59%
         U.S. Government Money Fund:                  0.25%

--------------------------------------------------------------------------------

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
GROWTH FUND
-----------
MONEY MANAGER Chicago Equity Partners, LLC,  180 N. LaSalle Street,  Suite 3800,
              Chicago, IL 60601

Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnsen is the Senior Portfolio Manager responsible for the day-to-day management of the Fund. David has been with Chicago Equity Partners and its predecessors for over 23 years.

For the first five calendar quarters of management of the Growth Fund by Chicago Equity Partners, they will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Chicago Equity Partners, Geewax, Terker & Company was the money manager of the Growth Fund. The former money manager managed the Fund from July 27, 1997 until March 15, 2000. Geewax Terker earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Chicago Equity Partners will earn once they have completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Chicago Equity Partners, the basic fee will be equal to an annual rate of 0.10 % of the Growth Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Fund's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:

-------------------------------------------------------------------------------------------------
                  Average Annualized Performance                                          Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%
-------------------------------------------------------------------------------------------------

During the period from the sixth calendar quarter through the 13th calendar quarter of Chicago Equity Partners' management of the Growth Fund, the applicable measurement period will be the entire period since the commencement of their management of the Growth Fund with the exception of the quarter immediately preceding the date of calculation.

Commencing with the 14th quarter of Chicago Equity Partners' management of the Growth Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

Under the performance fee formula, Chicago Equity Partners will receive a performance fee if the Growth Fund's performance either exceeds the S&P 500/BARRA Growth Index, or trails the S&P 500/BARRA Growth Index by no more than 0.50%. Because the performance fee is based on the performance of the Growth Fund relative to its benchmark Index, Chicago Equity Partners may receive a performance fee even if the Growth Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
VALUE FUND
----------
MONEY MANAGER    Wellington Management Company, LLP,  75  State  Street, Boston,
                 MA 02109

Doris Dwyer Chu is the Portfolio manager responsible for the day to day management of the Fund. Ms. Chu has been with Wellington Management since 1998. From 1985 until 1998, she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Ms. Chu relies on fundamental research provided by Wellington Management's Global Industry Analysts.


For the first five calendar quarters of management of the Value Fund, Wellington Management will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Wellington Management, Martingale Asset Management, L.P. was the money manager of the Value Fund. The former money manager managed the Fund from August 24, 1992 until January 9, 2001. Martingale earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Wellington Management will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Wellington Management, the basic fee will be equal to an annual rate of 0.10 % of the Value Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Value Fund's performance exceeds or trails that of the S&P 500/BARRA Value Index during the applicable measurement period based on the following schedule:

------------------------------------------------------------------------------------------------------
                  Average Annualized Performance                                          Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%
------------------------------------------------------------------------------------------------------


During the period from the sixth calendar quarter through the 13th calendar quarter of Wellington Management's management of the Value Fund, the applicable measurement period will be the entire period since the commencement of its management of the Value Fund, with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Wellington Management's management of the Value Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
MONEY  MANAGER  SSgA Funds Management, Inc., Two International Place, Boston, MA
                02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

SSgA earns a management fee calculated and paid quarterly that, for the first five complete calendar quarters of management by SSgA, consists on an annual basis of a fund management fee of 0.20%, paid quarterly, applied to the average daily net assets of the Fund.

Prior to SSgA, Symphony Asset Management LLC was the money manager of the Small to Mid Cap Fund. The former money manager managed the Fund from 1995 until May 31, 2001. Symphony earned a management fee calculated and paid quarterly that consisted of a performance fee. This is the same fee structure that SSgA will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by SSgA, the performance fee for any quarter depends on the percentage amount by which the Small to Mid Cap Fund's performance exceeds, or trails that of the Wilshire 4500 Index during the applicable measurement period based on the schedule to the right as applied to the average daily net assets of the Fund:

--------------------------------------------------------------------------------
                   Average Annualized
                  Percentage Differential                       Annualized
                  vs. Wilshire 4500 Index                     Performance Fee
                  -----------------------                     ----------------

         Greater Than or Equal to 3.00%                            0.42%
         Greater Than or Equal to 2.00% and Less Than 3.00%        0.35%
         Greater Than or Equal to 1.00% and Less Than 2.00%        0.30%
         Greater Than or Equal to 0.50% and Less Than 1.00%        0.25%
         Greater Than or Equal to 0.00% and Less Than 0.50%        0.20%
         Greater Than or Equal to -0.50% and Less Than 0.00%       0.15%
         Greater Than or Equal to -1.00% and Less Than -0.50%      0.10%
         Greater Than or Equal to -1.50% and Less Than -1.00%      0.05%
         Less Than -1.50%                                          0.00%
--------------------------------------------------------------------------------
As of the 14th quarter of SSgA's management of the Small to Mid Cap Fund, the applicable measurement period will consist of the twelve most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, SSgA will receive a performance fee if the Small to Mid Cap Fund's performance either exceeds the Wilshire 4500 Index, or trails the Wilshire 4500 Index by no more than 1.50%. Because the performance fee is based on the performance of the Small to Mid Cap Fund relative to its benchmark Index, SSgA may receive a performance fee even if the Small to Mid Cap Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
MONEY MANAGER  Nicholas-Applegate  Capital Management,  600 West Broadway,  29th
               Floor, San Diego, CA 92101


Catherine Somhegyi Nicholas, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Fund. Ms. Somhegyi Nicholas, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Director of Research, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial
Management. Ms. Morris, Portfolio Manager, International, joined Nicholas-Applegate in 1990.

Nicholas-Applegate earns a management fee calculated and paid quarterly that consists of a basic fee and a performance fee. The basic fee is equal to an annual rate of 0.20% of the Fund's average daily net assets up to a maximum of $400,000 annualized. The performance fee for any quarter depends on the percentage amount by which the International Equity Fund's performance exceeds or trails that of the MSCI EAFE+EMF Index during the applicable measurement period based on the schedule at the right:

--------------------------------------------------------------------------------
            Average Annualized Performance
                 Differential vs.                                    Annual
                 Benchmark Index                                 Performance Fee
                 ---------------                                 ---------------
         Greater Than or Equal to 4.00%                               0.40%
         Greater Than or Equal to 2.00% and Less Than 4.00%           0.30%
         Greater Than or Equal to 0.00% and Less Than 2.00%           0.20%
         Greater Than or Equal to -2.00% and Less Than 0.00%          0.10%
         Less Than -2.00%                                             0.00%
--------------------------------------------------------------------------------
Example: If Nicholas-Applegate is outperforming the Index by more than 4% per year, then the following table shows the annualized total fee at various asset levels:

--------------------------------------------------------------------------------
Asset Level                    New                                  Old
                        Total Annual Fee                     Total Annual Fee
--------------------------------------------------------------------------------
$150 million                    0.20% + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$200 million      $400,000 (or 0.20%) + 0.40% = 0.60%      0.20% + 0.40% = 0.60%
$250 million      $400,000 (or 0.16%) + 0.40% = 0.56%      0.20% + 0.40% = 0.60%
$300 million      $400,000 (or 0.13%) + 0.40% = 0.53%      0.20% + 0.40% = 0.60%
$350 million      $400,000 (or 0.11%) + 0.40% = 0.51%      0.20% + 0.40% = 0.60%
$400 million      $400,000 (or 0.10%) + 0.40% = 0.50%      0.20% + 0.40% = 0.60%
--------------------------------------------------------------------------------
As of the 14th quarter (2nd quarter 1998) of Nicholas-Applegate's management of the International Equity Fund, the applicable measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, Nicholas-Applegate will receive a performance fee if the International Equity Fund's performance either exceeds the MSCI EAFE + EMF Index, or trails the MSCI EAFE + EMF Index by no more than 2.00%. Because the performance fee is based on the performance of the International Equity Fund relative to its benchmark Index, Nicholas-Applegate may receive a performance fee even if the International Equity Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------
MONEY MANAGER  Financial  Management  Advisors,  Inc., 1900 Avenue of the Stars,
               Suite 900, Los Angeles, CA 90067

FMA uses a team approach. Kenneth D. Malamed and Steven S. Michaels are primarily responsible for the day-to-day management of the Fund. Mr. Malamed, President and Chief Investment Officer, founded FMA in 1985. In 1992, the assets, operations and client base of FMA were acquired by Wertheim Schroder Investment Services, Inc. (later renamed Schroder Wertheim Investment Services, Inc.), where Ken Malamed served as Managing Director, Director of Fixed-Income and Chairman of the Credit Committee. In November 1995, Mr. Malamed terminated his association with Schroder Wertheim. In December of 1995, he re-established FMA and continued on with a portion of the investment advisory business. Mr. Michaels, Senior Vice President and Managing Director of High Yield Fixed Income, joined FMA in 1991. He was Senior High Yield Credit Analyst at Schroder Wertheim Investment Services, Inc. from 1992 to 1995. He continued on with Mr. Malamed in January 1996 at the re-established FMA.

For the first five complete calendar quarters of management, FMA will earn a management fee equal to an annual rate of 0.15% that consists of a basic fee equal to an annual rate of 0.07% and a portfolio management fee equal to an annual rate of 0.08%. The management fee is calculated and paid quarterly.

Beginning with the sixth complete calendar quarter of management, FMA will earn the basic fee described above and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which the Fund's performance exceeds or trails that of its benchmark index, the Lehman Brothers U.S. Corporate High Yield Index, during the applicable measurement period based on the following schedule:
--------------------------------------------------------------------------------
                 Average
            Annualized Performance                              Annual     Total
               Differential                                  Performance  Annual
Basic Fee   vs. Benchmark Index                                  Fee        Fee
--------- ---------------------                                 ------    ------
 0.07%    Greater than 2.00%                                     0.22%     0.29%
          Greater than 1.50% and Less than or equal to 2.00%     0.20%     0.27%
          Greater than 1.00% and Less than or equal to 1.50%     0.16%     0.23%
          Greater than 0.50% and Less than or equal to 1.00%     0.12%     0.19%
          Greater than -0.50% and Less than or equal to 0.50%    0.08%     0.15%
          Greater than -1.00% and Less than or equal to -0.50%   0.04%     0.11%
          Less than or equal to -1.00%                           0.00%     0.07%
--------------------------------------------------------------------------------
The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, FMA will receive a performance fee if the High Yield Bond Fund's performance either exceeds the Lehman Brothers U.S. Corporate High Yield Index or trails the Lehman Brothers U.S. Corporate High Yield Index by no more than 1.00%. Because the performance fee is based on the performance of the High Yield Bond Fund relative to its benchmark Index, FMA may receive a performance fee even if the High Yield Bond Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
MONEY MANAGER    Cypress Asset Management, 26607 Carmel Center Place,  Suite 101
                 Carmel, CA 93923

Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions and is assisted by Mr. Michael Banyra, Managing Director. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Mr Banyra joined Cypress in April 1999. Previously, Mr. Banyra was employed at Ark Asset Management Company (formerly known as Lehman Management Company) from 1986 to 1999.

Cypress earns a management fee from each Fund calculated and paid quarterly that consists of a basic fee and a performance fee, calculated and paid quarterly. The performance fee for any quarter depends on the percentage amount by which each Fund's performance exceeds that of its respective Benchmark Index, the Lehman Brothers Government/Credit Index (Intermediate Fixed-Income) and the Lehman Brothers Government/Credit 1-5 Year Index (Short-Intermediate Fixed-Income) during the applicable measurement period based on the following schedule:
--------------------------------------------------------------------------------
            Average Annualized
            Performance                                               Total
Basic       Differential vs.                      Annual              Annual
 Fee        Benchmark Index                   Performance Fee          Fee
-------    ----------------                  ----------------         ------
 0.02%     Greater Than 0.70%                      0.15%               0.17%

           Greater Than 0.50% and Less Than     0.05% plus 1/2
           or Equal to 0.70%                     (P-0.50%)*          Up to 0.17%


           Greater Than or Equal to 0.35%
           and Less Than or Equal to 0.50%         0.05%               0.07%

           Less Than 0.35%                         0.00%               0.02%
-------------------------------------------------------------------------------
*P = Performance. Example: If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as [0.02% basic fee + 0.05% Performance Fee + {(0.60%-0.50%)/2}] = 0.12%
--------------------------------------------------------------------------------
The measurement period from the sixth calendar quarter (1st quarter 2000) through the 13th calendar quarter (4th quarter 2001) of Cypress' management of each Fund, will be the entire period since the commencement of Cypress' management of each Fund, excluding the quarter immediately preceding the date of calculation. Commencing with the 14th quarter (1st quarter 2002) of Cypress' management of each Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, Cypress will receive a performance fee if either Intermediate Fixed-Income Fund's or Short-Intermediate Fixed-Income Fund's performance equals or exceeds the Lehman Brothers Government/Credit Index or the Lehman Brother Government/Credit 1-5 Year Index, respectively, by at least 0.35%. Because the performance fee is based on the performance of the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund relative to their respective benchmark Index, Cypress may receive a performance fee even if a Fund's and the Index's total returns are negative.

================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
MONEY MANAGER       BlackRock Financial  Management,  Inc., 345 Park Avenue, New
                    York, NY 10154

BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Mr. Phillips' primary responsibility is the management of the firm's investment activities in fixed-rate mortgage securities, including pass-throughs and CMOs. He directs the development of investment strategy and coordinates execution for all client portfolios. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company.

BlackRock earns a management fee from the Fund that consists of a basic fee and a performance fee. The management fee is calculated and paid quarterly. The basic fee is equal to an annual rate of 0.07 % of the Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Mortgage Securities Fund's performance exceeds or trails that of the Lehman Brothers Mortgage-Backed Securities Index during the applicable measurement period based on the following schedule:

--------------------------------------------------------------------------------
               Average Annualized
               Performance                                              Total
               Differential vs.                   Annual                Annual
   Basic Fee   Benchmark Index                    Performance Fee        Fee
   ---------   ---------------                    ---------------       -----

   0.07%       Greater Than or Equal To 2.00%        0.18%               0.25%

               Greater Than or Equal To 0.50%
               and Less Than 2.00%                   0.16%               0.23%

               Greater Than or Equal To 0.25%
               and Less Than 0.50%                   0.12%               0.19%

               Greater Than or Equal To -0.25%
               and Less Than 0.25%                   0.08%               0.15%

               Greater Than -0.50% and
               Less Than -0.25%                      0.04%               0.11%

               Greater Than or Equal To -0.50%       0.00%               0.07%
--------------------------------------------------------------------------------
The measurement period consists of the 12 most recent calendar quarters, excluding the quarter immediately preceding the date of calculation.

Under the performance fee formula, BlackRock will receive a performance fee if the Mortgage Securities Fund's performance either exceeds the Lehman Brothers Mortgage-Backed Securities Index, or trails the Lehman Brothers Mortgage-Backed Securities Index by no more than 0.50%. Because the performance fee is based on the performance of the Mortgage Securities Fund relative to its benchmark Index, BlackRock may receive a performance fee even if the Mortgage Securities Fund's and the Index's total returns are negative.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
MANAGER Accessor Capital Management LP, 1420 Fifth Avenue,  Suite 3600, Seattle,
        WA 98101

Accessor Capital directly invests the assets of the U.S. Government Money Fund. Accessor Capital receives no additional fee beyond its management fee, as previously described, for this service.

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------
[graphic] Financial Intermediaries. Investor Class Shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

[graphic] Direct. Investors may purchase Investor Class Shares directly from Accessor Funds for no sales charge or commission.
--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------
Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day marked "Same Day Settlement" and the invested monies are wired before 3:00 p.m. Eastern time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

[Graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                  Accessor Funds, Inc.
                  Attn:  Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[Graphic] By Federal Funds Wire. Wire instructions are described on the account application.

[Graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class Shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

[Graphic] By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Investor Class Shares. Such securities would be valued the same way the Funds' securities are valued (see "Valuation of Securities".) Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.
================================================================================
Investor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRAs/ROTH IRAs
--------------
Investors may purchase Investor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year will be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

================================================================================
                             INVESTMENT MINIMUMS
------------------------------------- ------------------------------------------
             REGULAR ACCOUNTS                  RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
Initial Investment                     Initial Investment
--------------------------------------------------------------------------------
One Fund only:    $5,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $10,000 aggregated   Roth IRA:         among the Funds
                  among the Funds

Additional Investment(s)               Additional Investment(s)
--------------------------------------------------------------------------------
One Fund only:    $1,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $2,000 aggregated    Roth IRA:         among the Funds
                  among the Funds
--------------------------------------------------------------------------------
ACCESSOR FUNDS MAY ACCEPT SMALLER PURCHASE AMOUNTS OR REJECT ANY PURCHASE ORDER IT BELIEVES MAY DISRUPT THE MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SHARE PRICING
-------------
Investors purchase Investor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Investor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Investor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.
--------------------------------------------------------------------------------

MARKET TIMING
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

===============================================================================
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Investor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:


[graphic] By Mail.  Share exchange instructions may be mailed to:

                  Accessor Funds, Inc.
                  Attn:  Shareholder Services
                  P. O. Box 1748
                  Seattle, WA 98111-1748.

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Investor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern time, marked "Same Day Settlement", the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:


[graphic]   By Mail.  Redemption requests may be mailed to:

         Accessor Funds, Inc.
         Attn:  Shareholder Services
         P. 0. Box 1748
         Seattle, WA 98111-1748.

[graphic] By Fax. Redemption requests may be faxed to Accessor Capital at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[graphic] Systematic Withdrawal Plan. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[graphic] Low Account Balances. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.
================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------
In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES
--------------------

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.


================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
[Graphic] Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed Income Funds normally pay dividend distributions monthly. The Equity Funds normally pay dividend distributions quarterly in March, June, September and December, with the exception of International Equity Fund, which normally pays dividend distributions annually in December.

[Graphic] Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.


[Graphic] Automatic Reinvestment of Dividends and other Distributions. All dividends and other distributions on Investor Class Shares of a Fund will be automatically reinvested in additional Investor Class Shares of that Fund unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends or other distributions in Investor Class Shares of any other Fund.

================================================================================
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------

The Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

================================================================================
                                    TAXATION
--------------------------------------------------------------------------------

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends and distributions of net short-term capital gains and gains from certain foreign currency transactions are taxable as ordinary income, while distributions of other gains are taxable as long-term capital gains (generally, at the rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gains ordinarily depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.

Certain dividends and other distributions declared by a Fund in October, November, or December of any year are taxable to shareholders as though received on December 31 of that year if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

The International Equity Fund receives dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce the Fund's total return. If the amount of taxes withheld by foreign governments is material, the Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to those shareholders who are otherwise subject to backup withholding.

THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUNDS. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN INVESTOR CLASS SHARES.

================================================================================
                       DISTRIBUTION & SERVICE ARRANGEMENTS
                    and ADMINISTRATIVE SERVICES ARRANGEMENTS
--------------------------------------------------------------------------------
Accessor Funds has adopted a Distribution and Service Plan that allows the Investor Class Shares of the Funds to pay distribution fees and/or services fees to financial intermediaries for sales and distribution-related activities and/or providing non-distribution related shareholder services. The fee under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually.

Accessor Funds has also adopted an Administrative Services Plan which allows the Investor Class Shares of the Fund to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually.

Because 12b-1 fees and administrative services fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
GROWTH FUND
-----------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   34.82      $   28.82      $   26.38

 NET INVESTMENT LOSS(2)                          (0.26)         (0.16)         (0.05)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              (8.09)          7.41           4.52
                                            -------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (8.35)          7.25           4.47

 DISTRIBUTIONS FROM NET INVESTMENT INCOME           --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                (0.02)         (1.24)         (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS           --          (0.01)            --
                                            -------------------------------------------
TOTAL DISTRIBUTIONS                              (0.02)         (1.25)         (2.03)
                                            -------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   26.45      $   34.82      $   28.82
=======================================================================================

TOTAL RETURN(3)                                 (23.99)%        25.23%         16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  29,801      $  44,479      $  22,077

 RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.38%          1.47%          1.41%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                     (0.78)%        (0.71)%        (0.40)%*
PORTFOLIO TURNOVER RATE                          89.32%         96.55%        112.42%

(1)Class commenced operations on July 1, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
VALUE FUND
----------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   20.70      $   21.04      $   23.41

 NET INVESTMENT INCOME(2)                          0.15           0.07           0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.21           1.25          (0.31)
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.36           1.32          (0.26)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.15)         (0.07)         (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.30)         (1.59)         (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --             --          (0.15)
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (0.45)         (1.66)         (2.11)
                                             ------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   20.61      $   20.70      $   21.04
=======================================================================================

TOTAL RETURN(3)                                    1.88%          6.35%         (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $  23,494      $  26,267      $  12,987

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.29%          1.47%          1.55%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       0.75%          0.36%          0.44%*
PORTFOLIO TURNOVER RATE                          139.61%        167.70%        104.85%

(1)Class commenced operations on July 1, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   27.16      $   23.47      $   24.44

 NET INVESTMENT lOSS  (2)                         (0.22)         (0.12)         (0.09)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                               (4.48)          6.31           0.86
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.70)          6.19           0.77

 DISTRIBUTIONS FROM NET INVESTMENT INCOME            --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.35)         (2.50)         (1.74)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.44)            --             --
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (2.79)         (2.50)         (1.74)
                                             ------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   19.67      $   27.16      $   23.47
=======================================================================================

TOTAL RETURN(3)                                  (18.60)%        26.60%          3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $  29,934      $  47,398      $  19,367

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.72%          1.75%          1.77%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                      (0.89)%        (0.97)%        (0.84)%
PORTFOLIO TURNOVER RATE                          141.73%        133.14%        110.07%

(1)Class commenced operations on June 24, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    21.33     $    16.85    $     17.88

 NET INVESTMENT LOSS(2)                           (0.09)         (0.08)         (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                               (5.01)          8.13          (0.66)
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (5.10)          8.05          (0.72)

 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.36)         (3.57)         (0.31)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.02)            --             --
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (1.38)         (3.57)         (0.31)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    14.85     $    21.33    $     16.85
=======================================================================================

TOTAL RETURN(3)                                  (24.92)%        48.23%         (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   26,116        $38,647    $    18,963

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.92%          1.87%          2.05%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                      (0.51)%        (0.46)%        (0.68)%
PORTFOLIO TURNOVER RATE                          166.49%        251.23%        196.37%

(1)Class commenced operations on July 6, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
---------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.00

 NET INVESTMENT INCOME(2)                          0.70
 NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS(2)                                  (0.97)
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.27)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.63)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (0.63)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.10
=======================================================================================

TOTAL RETURN(3)                                   (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    9,600

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.36%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       8.92%*
PORTFOLIO TURNOVER RATE                           11.92%

(1)Class commenced operations on May 1, 2000.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.30     $    12.47    $     12.29

 NET INVESTMENT INCOME(2)                          0.68           0.63           0.28
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.37          (1.12)          0.24
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.05          (0.49)          0.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.68)         (0.63)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.05)         (0.04)
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (0.68)         (0.68)         (0.34)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.67      $   11.30    $     12.47
=======================================================================================

TOTAL RETURN(3)                                    9.64%         (4.05)%         4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    8,826      $  10,907    $     9,146

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.16%          1.18%          1.27%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.96%          5.39%          4.75%*
PORTFOLIO TURNOVER RATE                           42.88%         60.40%        113.00%

(1)Class commenced operations on July 14, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   11.83     $    12.33     $    12.32

 NET INVESTMENT INCOME(2)                          0.65           0.58           0.27
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.15          (0.49)          0.17
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.80           0.09           0.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.65)         (0.58)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.01)         (0.13)
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (0.65)         (0.59)         (0.43)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.98      $   11.83     $    12.33
=======================================================================================

TOTAL RETURN(3)                                    7.04%          0.70%          3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,982      $  10,439     $    6,255

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.16%          1.20%          1.31%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.49%          4.82%          4.57%*
PORTFOLIO TURNOVER RATE                           54.48%         45.89%         69.64%

(1)Class commenced operations on July 14, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98     $    12.59     $    12.67

 NET INVESTMENT INCOME(2)                          0.68           0.66           0.31
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.54          (0.58)          0.01
                                             ------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.22           0.08           0.32

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.68)         (0.66)         (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS                     -          (0.03)         (0.07)
                                             ------------------------------------------
TOTAL DISTRIBUTIONS                               (0.68)         (0.69)         (0.40)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    12.52     $    11.98      $   12.59
=======================================================================================

TOTAL RETURN(3)                                   10.58%          0.69%          2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   18,531     $   26,802      $  17,369

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.37%          1.39%          1.41%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.63%          5.41%          5.09%*
PORTFOLIO TURNOVER RATE                          263.34%        273.95%        278.18%

(1)Class commenced operations on July 8, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since the inception of this class of shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                               INVESTOR CLASS SHARES
THROUGHOUT THE PERIOD                            2000           1999          1998(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00

 NET INVESTMENT INCOME(2)                          0.05           0.04           0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.05)         (0.04)         (0.02)
                                             ------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00
=======================================================================================

TOTAL RETURN(3)                                    5.47%          4.20%          1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,746     $    8,034     $    5,071

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.95%          0.98%          1.03%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.35%          4.16%          4.40%*

(1)Class commenced operations on July 29, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX*
----------------------------
The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 427 NYSE, 71 NASDAQ and 2 AMEX traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor's is generally defined as a "base-weighted aggregative" expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding multiplied by its market price. This gives the current market value for that particular issueand this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.
--------------------------------------------------------------------------------
*"Standard & Poor's," "S&P" AND "S&P 500" are trademarks of Standard and Poor's, a division of the Mcgraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's.
--------------------------------------------------------------------------------
S&P500/BARRA GROWTH INDEX [graphic] S&P500/BARRA VALUE INDEX
------------------------------------------------------------

BARRA,  in  collaboration   with  Standard  and  Poor's,   has  constructed  the
S&P500/BARRA Growth Index (the "Growth Index") and S&P500/BARRA Value Index (the "Value Index") to separate the S&P 500 into value stocks and growth stocks.

The Growth and Value Indices are constructed by dividing the stocks in the S&P 500 according to their price-to-book ratios. The Value Index contains firms with lower price-to-book ratios and has 50 percent of the capitalization of the S&P
500. The Growth Index contains the remaining members of the S&P 500. Each of the indices is capitalization-weighted and is rebalanced semi-annually on January 1 and July 1 of each year.

Although the Value Index is created based on price-to-book ratios, the companies in the index generally have other characteristics associated with "value" stocks: low price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth. Because of these characteristics, the Value Index historically has had higher weights in the Energy, Utility, and Financial sectors than the S&P 500.

Companies in the Growth Index tend to have opposite characteristics from those in the Value Index: high earnings-to-price ratios, low dividend yields, and high earnings growth. Historically, the Growth Index has been more concentrated in Technology and Health Care than the S&P 500.


As of December 31, 2000 there were 375 companies in the Value Index and 125 companies in the Growth Index.

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
WILSHIRE 4500 INDEX*
--------------------
While the S&P 500 includes the preponderance of large market capitalization stocks, it excludes most of the medium- and small-size companies that comprise the remaining 17% of the capitalization of the U.S. stock market. The Wilshire 4500 Index (an unmanaged index) consists of all U.S. stocks that are not in the S&P 500 and that trade regularly on the NYSE and American Stock Exchange as well as on the Nasdaq Stock Market. The Wilshire 4500 Index is constructed from the Wilshire 5000 Equity Index, which measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 7,000 capitalization weighted security returns are used to adjust the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index was created by Wilshire Associates in 1974 to aid in performance measurement. The Wilshire 4500 Index consists of the Wilshire 5000 Equity Index after excluding the companies in the S&P 500.

Wilshire Associates view the performance of the Wilshire 5000's securities several ways. Price and total return indices using both capital and equal weightings are computed. The unit value of these four indices was set to 1.0 on December 31, 1970.
--------------------------------------------------------------------------------
*"Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates.
--------------------------------------------------------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE + EMF INDEX*
------------------------------------------------------
The MSCI EAFE + EMF Index is a market-capitalization-weighted index composed of companies representative of the market structure of 46 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets Free ("EMF") Index is a market-capitalization-weighted index composed of companies representative of the market structure of 26 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market's size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.


As of December 31, 2000, the MSCI EAFE + EMF Index consisted of 1,723 companies traded on stock markets in 46 countries. The weighting of the MSCI EAFE + EMF Index by country was as follows:

Developed Markets: Australia 2.44%, Austria 0.20%, Belgium 0.79%, Denmark 0.81%, Finland 2.62%, France 10.08%, Germany 7.70%, Hong Kong 1.89%, Ireland 0.55%, Italy 4.23%, Japan 21.41%, Netherlands 5.00%, New Zealand 0.10%, Norway 0.37%, Portugal 0.46%, Singapore 0.91%, Spain 2.55%, Sweden 2.47%, Switzerland 6.22%, United Kingdom 19.01%.

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
Emerging Markets: Argentina 0.15%, Brazil Free 1.04%, Chile 0.34%, China Free 0.70%, Colombia 0.03%, Czech Republic 0.06%, Greece 0.57%, Hungary 0.09%, India 0.80%, Indonesia Free 0.09%, Israel 0.60%, Jordan 0.01%, Korea (South) 1.02%, Malaysia 0.70%, Mexico Free 1.00%, Pakistan 0.03%, Peru 0.03%, Philippines Free 0.11%, Poland 0.14%, Russia 0.21%, South Africa 0.95%, Sri Lanka 0.00%, Taiwan Free 1.04%, Thailand Free 0.15%, Turkey 0.28%, Venezuela 0.05%.

Unlike other broad-based indices, the number of stocks included in MSCI EAFE + EMF Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EMF Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EMF Index was equal to 100.0 on January 1, 1988. As of December 31, 2000 the current value of the MSCI EAFE + EMF Index was 191.6.
--------------------------------------------------------------------------------
*"EAFE" is a registered trademark of Morgan Stanley Capital International. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.
--------------------------------------------------------------------------------

LEHMAN BROTHERS *
GOVERNMENT/CREDIT INDEX
GOVERNMENT/CREDIT 1-5 YEAR INDEX
U.S. CORPORATE HIGH YIELD INDEX
MORTGAGE-BACKED SECURITIES INDEX
--------------------------------
The Lehman Brothers Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service ("Moody's"). For issues not rated by Moody's, the equivalent Standard & Poor's ("S&P") rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

The Lehman Brothers Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury, that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The U.S. Corporate High Yield Index covers the universe of fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with
--------------------------------------------------------------------------------
The Intermediate Fixed-income Fund, the Short-intermediate Fixed-income Fund, the High Yield Bond Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Lehman Brothers.
--------------------------------------------------------------------------------

================================================================================
                                   APPENDIX A
--------------------------------------------------------------------------------
a high yield issuer, and must trade accordingly. All bonds included in the High Yield Index must be dollar-denominated and nonconvertable and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) or issuers in non-emerging countries are included as well as original issue zeroes and step-up coupon structures.


The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association
(FNMA).

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

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


[Back Cover]



SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

[graphic]                       ADVISOR CLASS SHARES

ACCESSOR(R) FUNDS, INC. PROSPECTUS                                April 30, 2001
--------------------------------------------------------------------------------
                                 U.S. GOVERNMENT
                                   MONEY FUND
--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                [LOGO] ACCESSOR

This page intentionally left blank.

                                 TABLE OF CONTENTS
THE FUND

     Fund Summary.............................................................1
     Performance..............................................................1
     Expenses.................................................................2
     Objective and Strategies.................................................3
     Securities and Risks.....................................................3
     Management, Organization and Capital Structure...........................4

SHAREHOLDER INFORMATION

     Purchasing Fund Shares...................................................7
     Exchanging Fund Shares...................................................7
     Redeeming Fund Shares....................................................8
     Dividends and Distributions..............................................9
     Valuation of Securities.................................................10
     Taxation................................................................10
     Financial Highlights....................................................11

--------------------------------------------------------------------------------
[GRAPHIC]                 U.S. GOVERNMENT MONEY FUND
                                    SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PRINCIPAL STRATEGIES Accessor Capital directly invests the assets of the Fund. Accessor Capital uses quantitative analysis to maximize the Fund's yield. The Fund follows industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

INTEREST RATE RISK. The Fund's yield will vary and is expected to react to changes in short-term interest rates.

INFLATION RISK. Over time, the real value of the Fund's yield may be eroded by inflation.

STABLE NET ASSET VALUE. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

================================================================================
                                   PERFORMANCE
--------------------------------------------------------------------------------

The following table illustrates changes (and therefore the risk elements) in the performance of Advisor Class Shares of the Fund from year to year and compares the performance of Advisor Class Shares to the performance of a market index over time. As with all mutual funds, how the Fund has performed in the past is not an indication of how it will perform in the future.

--------------------------------------------------------------------------------
                    U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS
--------------------------------------------------------------------------------

Bar Chart]

As of 12/31 each year

[Data Points]
1993     2.81%                              --------------
1994     3.70                                Best Quarter
1995     5.33                                   1.53%
1996     4.78                                4th Qtr 2000
1997     5.07                               --------------
1998     5.00                                Worst Quarter
1999     4.72                                   0.66%
2000     5.99                                2nd Qtr 1993
                                            --------------

                                                    1 Yr   5 Yrs   Since Incept*
AVERAGE ANNUAL                                   -------------------------------
TOTAL RETURN        Fund                            5.99%  5.11%       4.56%
As of 12/31/00      Salomon Brothers U.S. 3 Month   5.96%  5.25%       4.80%**
                      T-Bill Index (1)

                                                    *4/9/92 Inception Date
                                                   **Index measured from 5/1/92

--------------------------------------------------------------------------------
(1) The Salomon Brothers U.S. 3 Month T-bill Index is designed to measure the return of the 3 month Treasury bills.

The U.S. Government Money Fund's 7-day effective yield on 12/29/2000 was 6.24%. For the Fund's current yield, call toll-free (800) 759-3504.

--------------------------------------------------------------------------------

================================================================================
                                    EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Fund. Except where noted, the tables reflect historical fees and expenses of the Fund.

================================================================================
                                                           U.S. GOVERNMENT
                                                            MONEY FUND(2)
--------------------------------------------------------------------------------

SHAREHOLDER FEES(1),(2)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum  Sales  Charge Imposed on Purchases
(as a percentage of offering price)                              None
Maximum Sales Charge Imposed on Reinvested Dividends             None
Maximum Deferred Sales Charge                                    None
Redemption  Fee(3)                                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                  0.25%
Distribution and Service (12b-1) Fee                             None
Other Expenses                                                   0.20
                                                                 ----
Total Annual Fund Operating Expenses                             0.45
                                                                 ====
--------------------------------------------------------------------------------
(1) Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

(2) An annual maintenance fee of $25.00 may be charged by Accessor Capital, as the Transfer Agent, to each IRA with an aggregate balance of less than $10,000 on December 31 of each year.

(3) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.


--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------

The Example shows what an investor in the Advisor Class Shares of the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class Shares of the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. This Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

================================================================================
Fund                           One Year   Three Years   Five Years   10 Years
----                           --------   -----------   ----------   --------
U.S. Government Money           $46.00     $144.00        $252.00    $567.00
================================================================================

================================================================================
                            OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES. The Fund follows industry guidelines concerning the quality and maturity of its investments. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of the Fund's total assets in fixed-income securities.

The U.S. Government Money Fund seeks to maintain a stable share par value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

OTHER INVESTMENT STRATEGIES. The Fund may enter into repurchase agreements collateralized by U.S. Government or agency securities.


================================================================================
                              SECURITIES AND RISKS
--------------------------------------------------------------------------------
Many factors affect the Fund's performance. The Fund's yield changes daily based on changes in financial markets, interest rates and in response to other economic, political or financial developments. The Fund's reaction to these developments will be affected by the financial condition and economic sector of an issuer, and the Fund's level of investment in the securities of that issuer.

The Fund's investment objective stated above is fundamental and may not be changed without shareholder approval.

--------------------------------------------------------------------------------
PRINCIPAL SECURITY TYPES
------------------------

[graphic] U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

[graphic] MONEY MARKET SECURITIES are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity.

--------------------------------------------------------------------------------
OTHER SECURITY TYPES
--------------------
[graphic] REPURCHASE AGREEMENTS are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

================================================================================
                              SECURITIES AND RISKS
--------------------------------------------------------------------------------
PRINCIPAL RISKS
---------------

[GRAPHIC] INTEREST RATE RISK. When interest rates fall, the U.S. Government Money Fund's yield will generally fall as well. When interest rates fall the yield of the U.S. Government Money Fund will generally fall as well but, unlike other fixed-income securities, in the U.S. Government Money Fund there will be no corresponding increase in price. When rates go up, if the movement is very sharp, the principal value of the share may fall below $1.00.

[Graphic] INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The Fund may underperform the bond and equity markets over time.

[Graphic] STABLE NET ASSET VALUE. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.


--------------------------------------------------------------------------------
OTHER RISKS
-----------

[GRAPHIC] CREDIT RISK. Credit risk in the possibility that the issuer will fail to make timely payments of interest or principal. The U.S. Government Money Fund invests in U.S. Government and agency securities and repurchase agreements collateralized by such securities. The risk of a credit rating downgrade or default of U.S. Government securities is considered remote. Agencies are not backed by the full faith and credit of the U.S. Government but are considered just below U.S. Government securities in credit worthiness. Repurchase agreements are corporate debt, but are generally 102% collateralized by U.S. Government and/or agency paper.

[Graphic] REPURCHASE AGREEMENTS. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt or otherwise fails to deliver the securities.


================================================================================
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER AND ADMINISTRATOR  Accessor  Capital  Management LP, 1420 Fifth  Avenue,
                           Suite 3600, Seattle, WA 98101,

The Fund is one of 15 portfolios of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. Accessor Capital develops the investment programs for the Funds, selects the Money Managers for the other Funds, if applicable, and monitors the performance of the Money Managers. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Fund.

Accessor Capital directly invests the assets of the U.S. Government Money Fund and receives no additional fee beyond its management fee for this service. The Fund pays Accessor Capital an annual management fee of 0.25% as a percentage of the Fund's average daily net assets for providing management and administration services. In addition Accessor Capital provides transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. For providing these services, Accessor Capital receives (i) a fee equal to 0.13% of the average daily net assets of the Fund and (ii) a transaction fee of $0.50 per transaction. The Fund paid 0.25% of the average net assets of the Fund to Accessor Capital for management fees in fiscal year 2000.

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------

[GRAPHIC] DIRECT. Investors may purchase Advisor Class shares directly from Accessor Funds for no sales charge or commission.

[GRAPHIC] FINANCIAL INTERMEDIARIES. Advisor Class shares may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may charge transaction, administrative or other fees to shareholders and may impose other limitations on buying, selling or transferring shares that are not described in this Prospectus. Some features of the Advisor Class shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. If Accessor Capital receives a purchase order for shares of U.S. Government Money Fund on any business day, marked "Same Day Settlement", and the invested monies are wired before 3:00 p.m. Eastern time, the investor will be entitled to receive that day's dividend. Otherwise, Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made any of the following ways:

[Graphic] BY CHECK. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of the Fund noted on the check to:

                  Accessor Funds, Inc.
                  Attn: Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[Graphic] BY FEDERAL FUNDS WIRE. Wire instructions are described on the account application.

[Graphic] BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class shares by telephone at 1-800-759-3504. To prevent unauthorized transactions, the Accessor Funds may use reasonable procedures to verify telephone requests.

[Graphic] BY PURCHASES IN KIND. Under some circumstances, the Fund may accept securities as payment for Advisor Class shares. Such securities would be valued the same way the Fund's securities are valued. (See "Valuation of Securities".) Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information for further information.
================================================================================
Advisor Class shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr., Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

================================================================================
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRAS/ROTH  IRAS
---------------
Investors may purchase Advisor Class shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA account with an aggregate balance of less than $10,000 across all Funds on December 31 of any year will be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.

================================================================================
                             INVESTMENT MINIMUMS
------------------------------------- ------------------------------------------
             REGULAR ACCOUNTS                  RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
Initial Investment                     Initial Investment
--------------------------------------------------------------------------------
One Fund only:    $5,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $10,000 aggregated   Roth IRA:         among the Funds
                  among the Funds

Additional Investment(s)               Additional Investment(s)
--------------------------------------------------------------------------------
One Fund only:    $1,000               Traditional IRA/  $2,000 aggregated
Multiple Funds:   $2,000 aggregated    Roth IRA:         among the Funds
                  among the Funds
--------------------------------------------------------------------------------
ACCESSOR FUNDS MAY ACCEPT SMALLER PURCHASE AMOUNTS OR REJECT ANY PURCHASE ORDER IT BELIEVES MAY DISRUPT THE MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SHARE PRICING
-------------

Investors purchase Advisor Class Shares of the Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Advisor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Advisor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Fund generally calculates its NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the next NAV calculated after purchase requests are received by the Fund.
--------------------------------------------------------------------------------
MARKET TIMING
-------------
Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Moreover, the Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, Accessor Capital may consider an investor's trading history in the Fund or other Accessor Funds, and accounts under common ownership or control.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of Accessor Funds, please contact us at (800) 759-3504.

================================================================================
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of other Accessor Funds. Advisor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, so long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS.
---------------------------------

Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[GRAPHIC] BY MAIL. Share exchange instructions may be mailed to:

                  Accessor Funds
                  Attn: Shareholder Services
                  P. O. Box 1748
                  Seattle, WA 98111-1748

[GRAPHIC] BY FAX. Share exchange  instructions may be faxed to Accessor Funds at
(206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------
You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Advisor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern time, marked "Same Day Settlement", the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

[GRAPHIC] BY MAIL.  Redemption requests may be mailed to:

                  Accessor Funds
                  Attn: Shareholder Services
                  P. 0. Box 1748
                  Seattle, WA 98111-1748

[GRAPHIC] BY FAX. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[GRAPHIC] BY TELEPHONE. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds -- up to seven days -- if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right the pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[GRAPHIC] SYSTEMATIC WITHDRAWAL PLAN. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[GRAPHIC] LOW ACCOUNT BALANCES. Accessor Funds may redeem any account with a balance of less than $500 per Fund or less than $2,000 in aggregate across the Funds, if the shareholder is not part of an Automatic Investment Plan. Shareholders will be notified in writing when they have a low balance and will have 60 days purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

================================================================================
                              REDEEMING FUND SHARES
--------------------------------------------------------------------------------

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, it may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES
--------------------

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization. [graphic] Requests that redemption proceeds be sent to a different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.


================================================================================
                           DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

[GRAPHIC] DIVIDENDS. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The U.S. Government Money Fund normally declares dividends daily and pays dividend distribution monthly.

[Graphic] OTHER DISTRIBUTIONS. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains to shareholders as capital gain distributions. The Fund normally pays capital gain distributions annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

[GRAPHIC] AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Advisor Class Shares of the Fund will be automatically reinvested in additional Advisor Class Shares of the Fund unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00.

================================================================================
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------
The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects fair value.

================================================================================
                                    TAXATION
--------------------------------------------------------------------------------

The Fund will not be subject to federal income tax to the extent that it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends and distributions of net short-term capital gains are taxable as ordinary income, while distributions of other gains are taxable as long-term capital gains (generally, at the rate of 20% or less for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gains ordinarily depends of the length of time the Fund held the securities that generated the gain, not the length of time the shareholders owned his or her shares.

Certain dividends and other distributions declared by the Fund in October, November, or December of any year are taxable to shareholders as though received on December 31 of that year if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another Fund of will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gains distributions payable to those shareholders who are otherwise subject to backup withholding.

THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUNDS. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN ADVISOR CLASS SHARES.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                                  ADVISOR CLASS SHARES
THROUGHOUT THE PERIOD                             2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00      $      1.00    $      1.00

 NET INVESTMENT INCOME(1)                          0.06           0.05           0.05             0.05           0.05
 DISTRIBUTIONS FROM NET INVESTMENT
   INCOME                                         (0.06)         (0.05)         (0.05)           (0.05)         (0.05)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00      $      1.00    $      1.00
======================================================================================================================

TOTAL RETURN(2)                                    5.99%          4.72%          5.00%            5.07%          4.78%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  552,255     $  380,620     $  153,148      $    50,910    $    61,672

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.45%          0.48%          0.53%            0.54%          0.59%
 RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                               5.88%          4.66%          4.83%            4.96%          4.73%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[Back Cover]



SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.


--------------------------------------------------------------------------------
ADVISOR CLASS SHARES     ACCESSOR(R) FUNDS, INC. Prospectus       April 30, 2001
                                                            Updated June 1, 2001
--------------------------------------------------------------------------------

                            Accessor ALLOCATION Funds


                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

                                   [GRAPHIC]
                          [Horseshoe]      [Key]
                          [Umbrella]       [Piggybank]
--------------------------------------------------------------------------------
                                                                 [LOGO] ACCESSOR
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                               THE ACCESSOR FUNDS

[graphic] A family of 15 mutual funds, each with two classes of shares, offering a variety of fixed-income, equity and balanced mutual funds. For information about the other Accessor Funds, please request the current Accessor Funds Prospectuses.

[graphic] Designed to help  investors  realize the  benefits of asset allocation and diversification.
[graphic] Managed and administered by Accessor Capital  Management LP ("Accessor
          Capital").

This prospectus describes the six Accessor Allocation Funds. Each of the Accessor Allocation Funds is a fund of funds. A fund of funds is a mutual fund that invests its assets in other mutual funds. This gives you several advantages, such as:

[graphic] Active asset allocation and periodic rebalancing.
[graphic] Immediate diversification across different types of investments. [graphic] The benefit of professional money managers.
[graphic] For  most  small   investors,  a  cost  advantage  over  investing  in
          individual stocks.
[graphic] For some investors, tax advantages over trying to rebalance using individual mutual funds.

================================================================================

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, equity and fixed-income securities) in an effort to enhance returns and reduce risks.

                                    [graphic]

DIVERSIFICATION AND ASSET ALLOCATION DO NOT, HOWEVER, GUARANTEE INVESTMENT RESULTS.
================================================================================

The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Accessor Allocation Funds is the potential for attractive long-term returns with reduced volatility.

If you are a periodic investor, you can face the dilemma of trying to buy the right mix of mutual funds for a relatively small dollar amount each month. By investing in one of the Accessor Allocation Funds, you get a diversified portfolio, assembled by a professional money manager, that allows you access to more funds than you might be able to afford on your own. Each fund can be used in both taxable and tax-deferred accounts.

Before choosing your investment option, consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Accessor
Allocation Fund or Funds you select should not represent your complete investment program or be used for short-term trading purposes.

                                TABLE OF CONTENTS

THE FUNDS

Fund Summaries.................................................................1
Performance....................................................................4
Expenses.......................................................................4
Objectives And Strategies......................................................8
Description Of Underlying Funds...............................................12
Principal Risks Of Investing In The Funds.....................................16
Principal Risks Of Underlying Funds...........................................16
Management, Organization & Capital Structure..................................20


SHAREHOLDER INFORMATION

Purchasing Fund Shares........................................................23
Exchanging Fund Shares........................................................25
Redeeming Fund Shares.........................................................26
Dividends And Distributions...................................................27
Valuation Of Securities.......................................................28
Taxation......................................................................28
Defensive Distribution Plan...................................................28
Financial Highlights..........................................................29

This page left intentionally blank

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------
Each of the Accessor Allocation Funds (referred to in this prospectus as the "Fund" or "Funds") is a "fund of funds" and shares the same investment approach. Each Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of other Accessor Funds (referred to in this prospectus as the "Underlying Funds"), which represent specific market segments. The Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Fund pursues a different investment goal by investing in different combinations of the Underlying Funds. You may choose to invest in any of the Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Funds can offer additional diversification within a single investment.
--------------------------------------------------------------------------------

WHAT IS EACH FUND'S OBJECTIVE?

The investment objective of each Fund is not fundamental and may be changed without shareholder approval by the Board of Directors of the Fund.

[graphic] ACCESSOR INCOME ALLOCATION FUND seeks high current income and some stability of principal.

[graphic] ACCESSOR INCOME & GROWTH ALLOCATION FUND seeks high current income and some potential capital appreciation.

[graphic] ACCESSOR BALANCED ALLOCATION FUND seeks moderate current income and some potential capital appreciation.

[graphic] ACCESSOR GROWTH & INCOME ALLOCATION FUND seeks moderate potential capital appreciation and some current income.

[graphic]   ACCESSOR  GROWTH   ALLOCATION  FUND  seeks  high  potential  capital
appreciation and some current income.

[graphic] ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND seeks high potential capital appreciation.
--------------------------------------------------------------------------------
WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

Each Fund invests substantially all of its assets in a select group of the Underlying Funds.

Each Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Funds obtain from being invested in a number of Underlying Funds reduces the risk associated with an investment in a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers, industries and, in the case of the international Underlying Fund, countries.


The ACCESSOR INCOME ALLOCATION FUND can invest in a combination of the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a conservative asset allocation strategy - the Fund maintains a current asset allocation target of approximately 70% in fixed-income Underlying Funds and 30% in the money market Underlying Fund.


The ACCESSOR INCOME & GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a conservative asset allocation strategy - the Fund maintains a current asset allocation target of approximately 30% in equity Underlying Funds, 55% in fixed-income Underlying Funds and 15% in the money market Underlying Fund.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

The ACCESSOR BALANCED ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a moderate asset allocation strategy - the Fund maintains a current asset allocation target of approximately 50% in equity Underlying Funds, 41% in fixed-income Underlying Funds and 9% in the money market Underlying Fund.

The ACCESSOR GROWTH & INCOME ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a moderate asset allocation strategy - the Fund maintains a current asset allocation target of approximately 60% in equity Underlying Funds, 36% in fixed-income Underlying Funds and 4% in the money market Underlying Fund.

The ACCESSOR GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses an aggressive asset allocation strategy - the Fund maintains a current asset allocation target of approximately 80% in equity Underlying Funds and 20% in fixed-income Underlying Funds.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a very aggressive asset allocation strategy - the Fund maintains a current asset allocation target of approximately 100% in equity Underlying Funds.

Each Fund seeks to obtain the greatest return for the level of risk assumed by that Fund. Each Fund's investment strategy emphasizes asset allocation.
--------------------------------------------------------------------------------

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF INVESTING IN THE FUNDS?

LOSS OF MONEY IS A RISK OF INVESTING IN EACH FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. While the Funds offer a greater level of diversification than most other types of mutual funds, a single Fund may not provide a complete investment program for an investor.

The following summarizes important risks that apply to the Funds and may result in a loss of your investment. There can be no assurance that a Fund will achieve its investment objective.

[graphic] ALLOCATION RISK Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in a Fund is that the allocation techniques and decisions will not produce the desired results, and a Fund may not achieve its investment objective.

[graphic] UNDERLYING FUNDS RISK The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. A Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions. Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies and principal risks of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

The following table sets forth the principal risks of the Underlying Funds that could adversely effect the net asset value, yield and total return of a Fund:

====================================================================================================================================
                            LEVEL OF PRINCIPAL RISK
------------------------------------------------------------------------------------------------------------------------------------
Risk                         Income          Income &         Balanced          Growth &          Growth            Aggressive
                                             Growth                             Income                              Growth
Stock Market Volatility     [graphic] n/a    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Bond Market Volatility      [graphic] high   [graphic] high   [graphic] medium  [graphic] medium  [graphic] low     [graphic] n/a
Foreign Exposure            [graphic] n/a    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Sector Risk                 [graphic] low    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Company Risk                [graphic] low    [graphic] low    [graphic] low     [graphic] low     [graphic] medium  [graphic] medium
Lower Rated Debt Securities [graphic] medium [graphic] medium [graphic] medium  [graphic] medium  [graphic] medium  [graphic] n/a
Inflation Risk              [graphic] high   [graphic] high   [graphic] medium  [graphic] medium  [graphic] low     [graphic] low
Prepayment Risk             [graphic] medium [graphic] low    [graphic] low     [graphic] n/a     [graphic] n/a     [graphic] n/a

------------------------------------------------------------------------------------------------------------------------------------
Level of Principal Risk Key:      [graphic] n/a           [graphic] Low         [graphic] Medium       [graphic] High
------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS

Stock   Market   Volatility.   Stock   markets  are  volatile  and  can  decline
significantly in response to adverse issuer, political, regulatory, market or economic developments.

Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and interest rate changes.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to, political or economic developments than the market as a whole.

Company Risk. The value of an individual security or particular type of security can be more volatile than the stock market as a whole and can perform differently than the value of the market as a whole. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Lower Rated Debt Securities. Lower rated debt securities, commonly referred to as "junk bonds", and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.

Inflation Risk. Over time, the real value of your investment in a Fund may be eroded by inflation.

Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
--------------------------------------------------------------------------------
Please see "Principal Risks of Underlying Funds" for a description of these and other risks associated with the Underlying Funds and an investment in a Fund.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

Each Fund's investment goals may be consistent with investors with the following risk profiles and investment goals:

The ACCESSOR INCOME ALLOCATION FUND - designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

The ACCESSOR INCOME & Growth Allocation Fund - designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

The ACCESSOR BALANCED ALLOCATION FUND - designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.


The ACCESSOR GROWTH & Income Allocation Fund - designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.


The ACCESSOR GROWTH ALLOCATION FUND - designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND - designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------
The Funds are recently created mutual funds and consequently performance figures for the Funds are not currently available.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

The Funds are no load mutual funds. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other Funds or into the Underlying Funds. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADVISOR CLASS SHARES OF A FUND. THE TABLES REFLECT THE FEES AND EXPENSES EXPECTED TO BE INCURRED DURING THE FISCAL YEAR ENDING DECEMBER 31, 2001, NOT ACTUAL EXPENSES.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  ACCESSOR ALLOCATION FUND
                                                          INCOME       INCOME & GROWTH      BALANCED
Shareholder Fees(1)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED
ON PURCHASES (as a percent of offering price)              none              none             none
MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS       none              none             none
MAXIMUM DEFERRED SALES CHARGE                              none              none             none
REDEMPTION FEE(2)                                          none              none             none
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                            0.10%             0.10%            0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                       none              none             none
OTHER EXPENSES(3)                                          0.17              0.17             0.17
                                                           ----              ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.27              0.27             0.27
                                                           ----              ----             ----
FEE WAIVER (and/or expense reimbursement)                 (0.17)            (0.17)           (0.17)
NET EXPENSES                                               0.10              0.10             0.10
------------------------------------------------------------------------------------------------------

(1) Fees charged to shareholders by financial intermediaries who sell shares of the Funds are not included in the tables. Each IRA with a balance of less than $10,000 on 12/31 of each year may be charged an annual maintenance fee of $25.00 by the Transfer Agent.
(2) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(3) "Other Expenses" are the estimated annual costs of operating the Funds for the fiscal year ending December 31, 2001 (which are operating expenses such as custodian, accounting and legal fees, securities registration fees, and the costs of shareholder reports). The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Funds; there is no assurance that the Commission will grant the exemptive order. To the extent that these Other Expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay the Other Expenses of the Funds for the fiscal years ended December 31, 2000 through 2003. Consequently, the Funds do not expect to bear any "Other Expenses" for such periods. If the exemptive order is granted, Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Funds' investment in the Underlying Funds.

--------------------------------------------------------------------------------

The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
Accessor Allocation Fund
--------------------------------------------------------------------------------
Income Allocation                                    0.70%-0.80%
Income & Growth Allocation                           0.83%-0.93%
Balanced Allocation                                  0.91%-1.01%

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  ACCESSOR ALLOCATION FUND
                                                          GROWTH &                          AGRESSIVE
                                                          INCOME           GROWTH            GROWTH
Shareholder Fees(1)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED
ON PURCHASES (as a percent of offering price)              none              none             none
MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS       none              none             none
MAXIMUM DEFERRED SALES CHARGE                              none              none             none
REDEMPTION FEE(2)                                          none              none             none
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                            0.10%             0.10%            0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                       none              none             none
OTHER EXPENSES(3)                                          0.17              0.17             0.17
                                                           ----              ----             ----
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.27              0.27             0.27
                                                           ----              ----             ----
FEE WAIVER (and/or expense reimbursement)                 (0.17)            (0.17)           (0.17)
NET EXPENSES                                               0.10              0.10             0.10
------------------------------------------------------------------------------------------------------

(1) Fees charged to shareholders by financial intermediaries who sell shares of the Funds are not included in the tables. Each IRA with a balance of less than $10,000 on 12/31 of each year may be charged an annual maintenance fee of $25.00 by the Transfer Agent.
(2) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(3) "Other Expenses" are the estimated annual costs of operating the Funds for the fiscal year ending December 31, 2001 (which are operating expenses such as custodian, accounting and legal fees, securities registration fees, and the costs of shareholder reports). The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Funds; there is no assurance that the Commission will grant the exemptive order. To the extent that these Other Expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay the Other Expenses of the Funds for the fiscal years ended December 31, 2000 through 2003. Consequently, the Funds do not expect to bear any "Other Expenses" for such periods. If the exemptive order is granted, Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Funds' investment in the Underlying Funds.

--------------------------------------------------------------------------------

The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
Accessor Allocation Fund
--------------------------------------------------------------------------------
Growth & Income Allocation                           0.97%-1.07%
Growth Allocation                                    1.05%-1.15%
Aggressive Growth Allocation                         1.09%-1.19%

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------

The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the following table uses the midpoints of the ranges shown above. Based on these assumptions your costs would be:

--------------------------------------------------------------------------------
ACCESSOR ALLOCATION FUND                ONE YEAR      THREE YEARS
--------------------------------------------------------------------------------
Income Allocation                       $ 76.00        $239.00
Income & Growth Allocation                89.00         279.00
Balanced Allocation                       98.00         307.00
Growth & Income Allocation               104.00         324.00
Growth Allocation                        112.00         348.00
Aggressive Growth Allocation             117.00         364.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ASSET ALLOCATION

The investment strategy of the Funds focuses on asset allocation (varying the concentration of asset classes in the Funds). Accessor Capital manages the asset class risk to which the Funds are exposed by varying the concentration of asset classes in the Funds. The table below reflects the current target and potential ranges of investments in various asset classes.
--------------------------------------------------------------------------------
Asset Class                     Income         Income &        Balanced
                                               Growth
--------------------------------------------------------------------------------
Equity Funds        Target      0%             30%             50%
                    Range       0%-5%          20%-40%         40%-60%

Fixed-Income        Target      70%            55%             41%
Funds               Range       60%-100%       40%-80%         30%-60%


Money Market        Target      30%            15%             9%
Fund                Range       0%-35%         0%-20%          0%-10%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Class                     Growth &      Growth           Aggressive
                                Income                         Growth
--------------------------------------------------------------------------------
Equity Funds        Target      60%           80%              100%
                    Range       50%-70%       70%-90%          85%-100%

Fixed-Income        Target      36%           20%              0%
Funds               Range       20%-50%       5%-30%           0%-10%

Money Market        Target      4%            0%               0%
Fund                Range       0%-10%        0%-5%            0%-5%
--------------------------------------------------------------------------------

Accessor Capital decides how much of each Fund's assets to allocate to Underlying Fund investments within the ranges set forth in the following pages based on its outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. Each Fund may sell the Underlying Funds or other securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Funds expect to primarily invest in the Underlying Funds. To provide liquidity as well as to assist in achieving the Fund's investment objective, each Fund may invest in the underlying U.S. Government Money Fund. The Funds may also invest in short-term instruments and U.S. Government securities. Each Fund may invest in shares of the same Underlying Fund; however the percentage of each Fund's assets so invested will vary depending upon the Fund's investment objective. Based on its asset allocation analysis, Accessor Capital determines the mix of Underlying Funds appropriate for each Fund.


================================================================================
TARGET ALLOCATION: Target allocation represents the Funds' current target for investments in the Underlying Funds. You should note that the Funds' actual allocations may differ from the target due to market fluctuations and other factors and that Accessor Capital has the discretion to change each Fund's target allocation.
================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Income Allocation Fund seeks high current income and some stability of principal.

INVESTMENT STRATEGY The Fund can invest in a combination of the Underlying Funds, including the four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                        [Data Points]
--------------------------------------------------------------------------------
Growth                              0%          0-5%              0%
Value                               0%          0-5%              0%
Small to Mid Cap                    0%          0-5%              0%
International Equity                0%          0-5%              0%
High Yield Bond                    15%         5-20%             15%
Intermediate Fixed-Income          13%        10-25%             13%
Short-Intermediate Fixed-Income    30%        20-60%             30%
Mortgage Securities                10%         5-30%             10%
U.S. Government Money**            32%         0-35%             32%


--------------------------------------------------------------------------------
ACCESSOR INCOME & GROWTH ALLOCATION FUND
----------------------------------------
INVESTMENT OBJECTIVE The Income and Growth Allocation Fund seeks high current income and some potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

================================================================================
                                      Asset Allocation           PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                                9%        4-14%                 9%
Value                                 9%        4-14%                 9%
Small to Mid Cap                      7%        2-12%                 7%
International Equity                  5%        0-10%                 5%
High Yield Bond                      15%       10-20%                15%
Intermediate Fixed-Income            10%        5-20%                10%
Short-Intermediate Fixed-Income      22%       15-40%                22%
Mortgage Securities                   5%        0-15%                 5%
U.S. Government Money**              18%        0-20%                18%

---------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR BALANCED ALLOCATION FUND
---------------------------------
INVESTMENT OBJECTIVE The Balanced Allocation Fund seeks moderate current income and some potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

================================================================================
                                      Asset Allocation           PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                               15%       10-20%               15%
Value                                15%       10-20%               15%
Small to Mid Cap                     10%        5-15%               10%
International Equity                 10%        5-15%               10%
High Yield Bond                      15%        5-20%               15%
Intermediate Fixed-Income             6%        3-20%                6%
Short-Intermediate Fixed-Income      14%        5-25%               14%
Mortgage Securities                   5%        0-20%                5%
U.S. Government Money**              10%        0-10%               10%

--------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND
----------------------------------------
INVESTMENT OBJECTIVE The Growth and Income Allocation Fund seeks moderate potential capital appreciation and some current income.

INVESTMENT STRATEGY The Accessor Growth and Income Allocation Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

================================================================================
                                     Asset Allocation            PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                                18%      12-22%                18%
Value                                 18%      12-22%                18%
Small to Mid Cap                       9%       6-16%                 9%
International Equity                  15%      10-20%                15%
High Yield Bond                       16%       5-20%                16%
Intermediate Fixed-Income              6%       0-20%                 6%
Short-Intermediate Fixed-Income       14%       5-20%                14%
Mortgage Securities                    0%       0-15%                 0%
U.S. Government Money**                4%       0-10%                 4%

--------------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR GROWTH ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Growth Allocation Fund seeks high potential capital appreciation and some current income.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy designed to provide capital appreciation to investors with a high risk tolerance and an investment time horizon of 10 years or more.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                        [Data Points]
--------------------------------------------------------------------------------
Growth                              24%        19-30%              24%
Value                               24%        19-30%              24%
Small to Mid Cap                    12%         7-20%              12%
International Equity                20%        15-25%              20%
High Yield Bond                     13%         5-15%              13%
Intermediate Fixed-Income            0%         0-15%               0%
Short-Intermediate Fixed-Income      7%         0-15%               7%
Mortgage Securities                  0%         0-15%               0%
U.S. Government Money**              0%          0-5%               0%

--------------------------------------------------------------------------------
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Aggressive Growth Allocation Fund seeks high potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of the Underlying Funds, including the four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                      [Data Points]
--------------------------------------------------------------------------------
Growth                              30%        25-35%             30%
Value                               30%        25-35%             30%
Small to Mid Cap                    16%        10-25%             16%
International Equity                24%        19-30%             24%
High Yield                           0%          0-5%              0%
Intermediate Fixed-Income            0%          0-5%              0%
Short-Intermediate Fixed-Income      0%          0-5%              0%
Mortgage Securities                  0%          0-5%              0%
U.S. Government Money**              0%          0-5%              0%

----------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

The particular Underlying Funds in which each Fund may invest and the allocation targets and ranges in each Underlying Fund may be changed from time to time without shareholder approval. In addition, each Fund's investment objective and all policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Fund's investment objective or policies, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. Each Fund's investment objective, investment strategy, current target allocations in the Underlying Funds and potential ranges of allocations in the Underlying Funds are set forth in the previous tables.

The table below gives a brief description of the principal investment programs of the Underlying Funds. Additional information about the investment practices and policies of the Underlying Funds can be found in the Statement of Additional Information. No offer is made in this Prospectus of any of the Underlying Funds.

================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------
GROWTH                  Seeks  capital  growth  through  investing primarily  in
FUND                    equity  securities  with  greater  than  average  growth
                        characteristics  selected from the Standard & Poor's 500
                        Composite Stock Price Index ("S&P 500").


                        The Money Manager, Chicago Equity Partners LLC, selects stocks that it believes will outperform peer companies while maintaining an overall risk level similar to that of the benchmark. Chicago Equity Partners seeks companies that generally have above-average growth and more attractive valuation characteristics than their peers. Chicago Equity Partners will sell a stock if it determines that the company's growth potential is not met or if better opportunities are identified among its peers.

--------------------------------------------------------------------------------
EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

The S&P 500 INDEX is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. GROWTH STOCKS are stocks that generally have high expected earnings growth and higher than average price-to-book ratios. VALUE STOCKS are stocks that generally are priced below the market average based on earnings and lower than average price-to-book ratios.

--------------------------------------------------------------------------------
VALUE                   Seeks generation  of current  income and capital  grwoth
FUND                    by  investing  primarily   in  income-producing   equity
                        securities selected from the S&P 500.


                        The Money Manager,  Wellington  Management Company, LLP,
                        uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Wellington Management focuses on value stocks of companies that may be temporarily out of favor or whose earnings or assets may not be fully reflected in their stock prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------
SMALL TO MID            Seeks  capital  growth  through  investing  primarily in
CAP FUND                equity  securities  of  small to  medium  capitalization
                        issuers.

                        The Fund invests at least 65% of its total assets in the stocks of small and medium capitalization companies that are expected to experience higher than average growth of earnings or stock price. The Money Manager, SSgA Funds Management, Inc. ("SSgA"), uses solid multi-factor stock evaluation model to help them identify the best stocks within each industry. Their sophisticated model takes into account transaction costs and the complex risk characteristics of the portfolio relative to the Wilshire 4500 Index.

                        --------------------------------------------------------
                        Generally, small capitalization issuers are issuers that
                        have a capitalization  of $1 billion or less at the time
                        of investment and medium  capitalization  issuers have a
                        capitalization ranging from $1 billion to $10 billion at
                        the time of investment.
--------------------------------------------------------------------------------
INTERNATIONAL           Seeks  capital  growth by investing  primarily in equity
EQUITY FUND             securities  of companies  domiciled  in countries  other
                        than the United States and traded on foreign stock exchanges.

                        The Fund will have at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large. The Money Manager, Nicholas-Applegate Capital Management, attempts to add value by focusing on individual security selection (commonly referred to as a bottom up approach) and uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders in the process of positive change to construct a portfolio that generally parallels the countries comprising the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the Index. Nicholas-Applegate attempts to exceed the total return of the MSCI EAFE+EMF Index, which is currently composed of companies representing the market structure of 46 developing (approximately 90%) and emerging market (approximately 10%) countries.

--------------------------------------------------------------------------------
HIGH YIELD              Seeks   current   income  by   investing   primarily  in
BOND FUND               lower-rated,   high-yield   corporate  debt  securities.

                        The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P") Baa or Baa by Moody's Investors Service, Inc. ("Moody's"), or securities judged to be of equivalent comparable quality or higher by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does continued on next page

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------

HIGH YIELD              not vary  outside  of a band of plus or  minus  20% from
BOND FUND               that of the Lehman  Brothers U.S.  Corporate  High Yield
(CON'T)                 Index. The Money Manager, Financial Management Advisors,
                        Inc. ("FMA"), selects debt securities on a company-by company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive in the opinion of FMA because they offer better assurance of debt repayment.

                        The duration of the Lehman Brothers U.S. Corporate High Yield Index as of March 31, 2001 is 4.69 years.

--------------------------------------------------------------------------------
INTERMEDIATE            Seeks   generation   of  current   income  by  investing
FIXED-INCOME            primarily in  fixed-income  securities with durations of
FUND                    between  three  and  ten  years  and  a  dollar-weighted
                        average  portfolio  duration  that does not vary more or
                        less  than  20%  from  that  of  the   Lehman   Brothers
                        Government/Credit Index.

                        The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's, and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's, or debt securities unrated but judged to be of comparable quality by the Money Manager. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit Index. Cypress Asset Management seeks to enhance the
                        Fund's returns by systematically overweighting its investments in the corporate sector as compared to the Index.

                        The duration of the Lehman Brothers Government/Credit Index as of March 31, 2001 is 5.57 years.

--------------------------------------------------------------------------------

DURATION, one of the fundamental tools used by money managers in security selection of fixed-income securities, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

--------------------------------------------------------------------------------
SHORT                   Seeks  preservation of capital and generation of current
INTERMEDIATE            income by investing primarily in fixed-income securities
FIXED-INCOME            with  durations  of  between  one and five  years  and a
FUND                    dollar-weighted average portfolio duration that does not
                        vary  more or less  than  20%  from  that of the  Lehman
                        Brothers Government/Credit 1-5 Year Index.

                        The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's, or debt securities unrated continued on next page

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------

SHORT-                  but  judged  to be of  comparable  quality  by the Money
INTERMEDIATE            Manager.  The Money Manager,  Cypress Asset  Management,
FIXED-INCOME            uses  quantitative  analyses and risk control methods to
FUND (CON'T)            ensure  that  the  Fund's   overall  risk  and  duration
                        characteristics  are consistent with the Lehman Brothers
                        Government/Credit   1-5  Year   Index.   Cypress   Asset
                        Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the Index.


                        The duration of the Lehman Brothers Government/Credit 1-5 Index as of March 31, 2001 is 2.39 years.

--------------------------------------------------------------------------------
MORTGAGE                Seeks   generation   of  current   income  by  investing
SECURITIES              primarily  in   mortgage-related   securities   with  an
FUND                    aggregate  dollar-weighted  average  portfolio  duration
                        that  does not vary  outside  of a band of plus or minus
                        20% from  that of the  Lehman  Brothers  Mortgage-Backed
                        Securities Index.

                        The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in mortgage-related securities. The Fund invests principally in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will only invest in non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's or determined to be of comparable quality by the Money Manager or Accessor Capital at the time of purchase.

                        The Money Manager, BlackRock Financial Management, Inc., uses quantitative risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Mortgage-Backed Securities Index.

                        The duration of the Lehman Brothers Mortgage-Backed Securities Index as of March 31, 2001 is 2.84 years.

--------------------------------------------------------------------------------

DURATION, one of the fundamental tools used by money managers in security selection of fixed-income securities, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

--------------------------------------------------------------------------------
U.S                     Seeks  maximum   current  income   consistent  with  the
GOVERNMENT              preservation  of  principal  and  liquidity by investing
MONEY FUND              primarily in short-term obligations issued or

                        guaranteed by the U.S. Government, its agencies or instrumentalities. Accessor Capital Management directly invests the assets of the Fund using industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.

                        The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

[graphic]UNDERLYING FUND RISKS. The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by Accessor Capital. The value of the Underlying Funds' investments, and the net asset values ("NAV") of the shares of both the Funds and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Each Fund may invest in certain Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including greater volatility, changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. Each Fund may also invest in certain Underlying Funds that in turn invest in non-investment grade fixed-income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, certain Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in this Prospectus and in the Statement of Additional Information.


[graphic] ALLOCATION RISK Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed-income allocation targets and ranges. A principal risk of investing in each Fund is that Accessor Capital will make less than optimal or poor asset allocation decisions. Accessor Capital attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that Accessor Capital's allocation techniques will produce the desired results. It is possible that Accessor Capital will focus on Underlying Funds that perform poorly or underperform other available mutual funds under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of the Funds depend on the risks of the Underlying Funds. To determine how much each Fund is subject to the risks below, please refer to the Objectives and Strategies section to see what proportion of the Fund's assets may be invested in each Underlying Fund.
--------------------------------------------------------------------------------
Principal Risks of Underlying Equity Funds
------------------------------------------
[graphic]STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.


[graphic]COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Securities of small and medium capitalization issuers often have

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
greater volatility, lower trading volume and less liquidity than larger capitalization companies.

[graphic]SECTOR RISK. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.


[graphic]FOREIGN EXPOSURE. Foreign exposure is a principal risk for the International Equity Fund, which concentrates its investments in foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Underlying Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. Eastern time when each Fund calculates its NAV. Most of the securities in which the underlying International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. Eastern time will not be reflected in the International Equity Underlying Fund's NAVs. However, if the International Equity Underlying Fund determines that such developments are so significant that they will clearly and materially affect the value of the International Equity Underlying Fund's securities, the International Equity Underlying Fund may adjust the previous closing prices for these securities to reflect fair value.

--------------------------------------------------------------------------------
Principal Risks of the Underlying Fixed-Income Funds
----------------------------------------------------

[graphic]BOND MARKET VOLATILITY. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When short-term interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.


[graphic]BOND ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.


[graphic]CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and is a possible risk for the Intermediate and Short-Intermediate Fixed-

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher rated obligations.


[graphic]LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.


Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

[graphic]PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities' yield and price.


[graphic]INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may underperform the bond and equity markets over time.
--------------------------------------------------------------------------------
Other Risks of Investing in the Funds
-------------------------------------

[graphic]AFFILIATED PERSONS. In managing the Funds, Accessor Capital will have the authority to select and substitute Underlying Funds. Accessor Capital is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because Accessor Capital is also responsible for managing and administering the Underlying Funds. The Board of Directors and officers of Accessor Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

[graphic]EXPENSES. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through a Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
[graphic]SHORT-TERM AND TEMPORARY DEFENSIVE INVESTMENTS. Although the Funds normally seek to remain substantially invested in the Underlying Funds, each Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. Government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of Accessor Capital, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Fund may invest without limitation in short-term obligations. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER & ADMINISTRATOR Accessor Capital Management LP, 1420 Fifth Avenue, Suite
                        3600, Seattle, WA 98101

Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. The Board of Directors is responsible for managing the business and affairs of the Funds. Accessor Capital develops the investment programs for the Funds and decides how to allocate the assets of each Fund among the Underlying Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds.


The Funds pay Accessor Capital an annual management fee equal to 0.10% of each Fund's average daily net assets for asset allocation and other services.

Accessor Capital develops the investment programs for the Underlying Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change an Underlying Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Funds within 60 days of the change. Accessor Capital also provides transfer agent, registrar, dividend disbursing agent and certain other services to Accessor Funds and receives a fee from the Underlying Funds for these services.

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Underlying Funds to pay the expenses of the Funds other than the Funds' direct management fees to the extent that the Underlying Funds derive financial and other benefits as a result of investments in the Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003.


BELOW IS A DESCRIPTION  OF THE CURRENT MONEY MANAGERS OF EACH  UNDERLYING  FUND:
--------------------------------------------------------------------------------
GROWTH FUND
-----------

CHICAGO EQUITY PARTNERS LLC, 180 N.LaSalle Street, Suite 3800, Chicago, IL 60601

Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnsen is the Senior Portfolio Manager responsible for the day-to-day management of the Fund. David has been with Chicago Equity Partners and its predecessors for over 23 years.

--------------------------------------------------------------------------------
VALUE FUND
----------
WELLINGTON MANAGEMENT COMPANY, LLP, 75 State Street, Boston, MA 02109

Doris Dwyer Chu is the Portfolio manager responsible for the day-to-day management of the Fund. Ms. Chu has been with Wellington Management since 1998. From 1985 to 1998, she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Doris relies on fundamental research provided by Wellington Management's Global Industry Analysts.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------

SSgA FUNDS MANAGEMENT, INC., Two International Place, Boston, MA 02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 West Broadway, 29th Floor, San Diego, CA 92101

Catherine Somhegyi Nicholas, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Fund. Ms. Somhegyi Nicholas, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Director of Research, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial
Management. Ms. Morris, Portfolio Manager, International, joined Nicholas-Applegate in 1990.


--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------
FINANCIAL MANAGEMENT ADVISORS, INC., 1900 Avenue of the Stars, Suite 900, Los Angeles, CA 90067

FMA uses a team approach. Kenneth D. Malamed and Steven S. Michaels are primarily responsible for the day-to-day management of the Fund. Mr. Malamed, President and Chief Investment Officer, founded FMA in 1985. In 1992, the assets, operations and client base of FMA were acquired by Wertheim Schroder Investment Services, Inc. (later renamed Schroder Wertheim Investment Services, Inc.), where Ken Malamed served as Managing Director, Director of Fixed-Income and Chairman of the Credit Committee. In November 1995, Mr. Malamed terminated his association with Schroder Wertheim. In December of 1995, he re-established FMA and continued on with a portion of the investment advisory business. Mr. Michaels, Senior Vice President and Managing Director of High Yield Fixed Income, joined FMA in 1991. He was Senior High Yield Credit Analyst at Schroder Wertheim Investment Services, Inc. from 1992 to 1995. He continued on with Mr. Malamed in January 1996 at the re-established FMA.

--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
CYPRESS ASSET MANAGEMENT, 26607 Carmel Center Place, Carmel, CA 93923

Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions and is assisted by Mr. Michael Banyra, Managing Director. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Mr. Banyra joined Cypress in April 1999. Previously, Mr. Banyra was employed at Ark Asset Management Company (formerly known as Lehman Management Company) from 1986 to 1999.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Avenue, New York, NY 10154

BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Mr. Phillips' primary responsibility is the management of the firm's investment activities in fixed-rate mortgage securities, including pass-throughs and CMOs. He directs the development of investment strategy and coordinates execution for all client portfolios. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
ACCESSOR CAPITAL MANAGEMENT LP, 1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital directly invests the assets of the U.S. Government Money Fund. Accessor Capital receives no additional fee beyond its management fee, as previously described, for this service.

--------------------------------------------------------------------------------
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------
[graphic] Direct. Investors may purchase Advisor Class Shares directly from Accessor Funds for no sales charge or commission.

[graphic] Financial Intermediaries. Advisor Class Shares may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets. In certain cases where Accessor Funds has entered into an agreement with a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Advisor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

[graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[graphic] By Federal Funds Wire. Wire instructions are described in the operations manual and must be accompanied or preceded by a trade sheet.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Class Shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.
================================================================================
Advisor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

--------------------------------------------------------------------------------
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRA/ROTH IRAS
-------------
Investors may purchase Advisor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA with an aggregate balance of less than $10,000 on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.
--------------------------------------------------------------------------------
INVESTMENT MINIMUMS
-------------------

[graphic] Regular Accounts. Initial investments must be at least $5,000 in one Fund. Subsequent investments must be at least $1,000.

[graphic] Retirement Accounts. Initial and subsequent investments must be at least $2,000 in one Fund.

Accessor Funds may accept small purchase amounts or reject any purchase order it believes may disrupt the management of the Funds.
--------------------------------------------------------------------------------
SHARE PRICING
-------------
Investors purchase Advisor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Advisor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Advisor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.

MARKET TIMING
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.
--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

--------------------------------------------------------------------------------
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Advisor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[graphic]By Mail. Share exchange instructions may be mailed to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

--------------------------------------------------------------------------------
                             REDEEMING FUNDS SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Advisor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds in any of the following ways:


[graphic] By Mail. Redemption requests may be mailed to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

[graphic] By Fax. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares may also be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds for up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in Underlying Fund shares or other eligible securities, rather than cash. The Underlying Funds may, in turn, distribute securities rather than cash under their respective in kind redemption policies. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[graphic] Systematic Withdrawal Plan. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[graphic]Low Account Balances. Accessor Funds may redeem any account with a balance of less than $500 per Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.
================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

--------------------------------------------------------------------------------
                             REDEEMING FUNDS SHARES
--------------------------------------------------------------------------------
SIGNATURE  GUARANTEES
---------------------
A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization.
[graphic] Requests  that  redemption  proceeds  be  sent to a  different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.
--------------------------------------------------------------------------------
                        DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund and quarterly, in March, June, September and December for the other Funds.


OTHER DISTRIBUTIONS. The Board of Directors intends to distribute to each Fund's shareholders substantially all of its net realized long- and short-term capital gains annually, generally in late December, these gains will consist almost entirely of (1) any distributions to it from the net capital gain realized by the Underlying Funds in which it invests and (2) net gains it realizes on its disposition of Underlying Fund shares (generally occasioned by its reallocating its assets under the Underlying Funds or by the need to make distributions and/or payments of redemption proceeds in excess of available cash). A Fund may need to make additional distributions at year-end to avoid federal income or excise taxes.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Advisor Class Shares of a Fund will be automatically reinvested in additional Advisor Class Shares of that Fund at their NAV unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends and/or other distributions in Advisor Class Shares of any other Fund.

--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------
Each Fund's assets consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs. The Underlying Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of an Underlying Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Underlying Fund's Board of Directors believes accurately reflects fair value.

--------------------------------------------------------------------------------
                                    TAXATION
--------------------------------------------------------------------------------

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to its shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends from a Fund's investment company taxable income (consisting almost entirely of income dividends from the Underlying Funds in which it invests) and distributions of its net short-term capital gain, if any, are taxable as ordinary income, while distributions of its net capital gain (consisting of the gain described above under "Dividends and Other Distributions--Other Distributions") are taxable as long-term capital gain (generally, at a maximum rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gain depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.


Dividends and other distributions declared by a Fund in October, November, or December of any year generally are taxable to shareholders as though received on December 31 of that year even if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund or any other Accessor Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during that year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUNDS. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN ADVISOR CLASS SHARES.


--------------------------------------------------------------------------------
                           DEFENSIVE DISTRIBUTION PLAN
--------------------------------------------------------------------------------
The Funds have adopted a Defensive Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that Accessor Capital may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services. Accessor Capital may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. The Board of Directors has currently authorized such payments for the Funds.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Fund and reflect the period 12/27/00 through 12/31/00. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                         INCOME            INCOME & GROWTH         BALANCED
THROUGHOUT THE PERIOD                          ALLOCATION           ALLOCATION           ALLOCATION
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       15.00        $       15.00          $      15.00

 NET INVESTMENT INCOME(1)                               --                   --                    --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(1)                                      0.01                   --                    --
                                             ------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      0.01                 0.00                  0.00
                                             ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $       15.01        $       15.00          $      15.00
=========================================================================================================

TOTAL RETURN(2)                                       0.07%                0.00%                 0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $         400        $         289          $        297

 RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.10%*               0.10%*                0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                 (0.10)%*             (0.10)%*              (0.10)%*
PORTFOLIO TURNOVER RATE                               0.00%                0.00%                 0.00%
---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                        GROWTH & INCOME       GROWTH          AGRESSIVE GROWTH
THROUGHOUT THE PERIOD                            ALLOCATION         ALLOCATION           ALLOCATION
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $       15.00        $       15.00        $        15.00

 NET INVESTMENT INCOME(1)                               --                   --                    --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(1)                                      0.02                   --                    --
                                             ------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      0.02                 0.00                  0.00
                                             ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $       15.02        $       15.00        $        15.00
=========================================================================================================

TOTAL RETURN(2)                                       0.13%                0.00%                 0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $         247        $         223        $          226

 RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.10%*               0.10%*                0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                 (0.10)%*             (0.10)%*              (0.10)%*
PORTFOLIO TURNOVER RATE                               0.00%                0.00%                 0.00%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

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
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


SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.



--------------------------------------------------------------------------------
INVESTOR CLASS SHARES    ACCESSOR(R) FUNDS, INC. Prospectus       April 30, 2001
                                                            Updated June 1, 2001
--------------------------------------------------------------------------------

                            Accessor ALLOCATION Funds


                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

                                   [GRAPHIC]
                          [Horseshoe]      [Key]
                          [Umbrella]       [Piggybank]
--------------------------------------------------------------------------------
                                                                 [LOGO] ACCESSOR
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                               THE ACCESSOR FUNDS

[graphic] A family of 15 mutual funds, each with two classes of shares, offering a variety of fixed-income, equity and balanced mutual funds. For information about the other Accessor Funds, please request the current Accessor Funds Prospectuses.

[graphic] Designed to help investors  realize  the  benefits of asset allocation and diversification.
[graphic] Managed and administered by Accessor Capital  Management LP ("Accessor
          Capital").

This prospectus describes the six Accessor Allocation Funds. Each of the Accessor Allocation Funds is a fund of funds. A fund of funds is a mutual fund that invests its assets in other mutual funds. This gives you several advantages, such as:

[graphic] Active asset allocation and periodic rebalancing.
[graphic] Immediate diversification across different types of investments. [graphic] The benefit of professional money managers.
[graphic] For  most  small   investors,  a  cost  advantage  over  investing  in
          individual stocks.
[graphic] For some investors, tax advantages over trying to rebalance using individual mutual funds.

================================================================================

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, equity and fixed-income securities) in an effort to enhance returns and reduce risks.

                                    [graphic]

DIVERSIFICATION AND ASSET ALLOCATION DO NOT, HOWEVER, GUARANTEE INVESTMENT RESULTS.
================================================================================

The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Accessor Allocation Funds is the potential for attractive long-term returns with reduced volatility.

If you are a periodic investor, you can face the dilemma of trying to buy the right mix of mutual funds for a relatively small dollar amount each month. By investing in one of the Accessor Allocation Funds, you get a diversified portfolio, assembled by a professional money manager, that allows you access to more funds than you might be able to afford on your own. Each fund can be used in both taxable and tax-deferred accounts.

Before choosing your investment option, consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The Accessor
Allocation Fund or Funds you select should not represent your complete investment program or be used for short-term trading purposes.

                                TABLE OF CONTENTS

THE FUNDS

Fund Summaries.................................................................1
Performance....................................................................4
Expenses.......................................................................4
Objectives And Strategies......................................................8
Description Of Underlying Funds...............................................12
Principal Risks Of Investing In The Funds.....................................16
Principal Risks Of Underlying Funds...........................................16
Management, Organization & Capital Structure..................................20


SHAREHOLDER INFORMATION

Purchasing Fund Shares........................................................23
Exchanging Fund Shares........................................................25
Redeeming Fund Shares.........................................................26
Dividends And Distributions...................................................27
Valuation Of Securities.......................................................27
Taxation......................................................................28
Distribution & Service Arrangements and Administrative Services Arrangements..28
Financial Highlights..........................................................29

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

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------
Each of the Accessor Allocation Funds (referred to in this prospectus as the "Fund" or "Funds") is a "fund of funds" and shares the same investment approach. Each Fund seeks to maintain a mix of asset classes within an established range, and each invests in a combination of the Advisor Class Shares of other Accessor Funds (referred to in this prospectus as the "Underlying Funds"), which represent specific market segments. The Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Fund pursues a different investment goal by investing in different combinations of the Underlying Funds. You may choose to invest in any of the Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Fund's performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Funds can offer additional diversification within a single investment.
--------------------------------------------------------------------------------

WHAT IS EACH FUND'S OBJECTIVE?


The investment objective of each Fund is not fundamental and may be changed without shareholder approval by the Board of Directors of the Fund.

[graphic] ACCESSOR INCOME ALLOCATION FUND seeks high current income and some stability of principal.

[graphic] ACCESSOR INCOME & GROWTH ALLOCATION FUND seeks high current income and some potential capital appreciation.

[graphic] ACCESSOR BALANCED ALLOCATION FUND seeks moderate current income and some potential capital appreciation.

[graphic] ACCESSOR GROWTH & INCOME ALLOCATION FUND seeks moderate potential capital appreciation and some current income.

[graphic]   ACCESSOR  GROWTH   ALLOCATION  FUND  seeks  high  potential  capital
appreciation and some current income.

[graphic] ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND seeks high potential capital appreciation.
--------------------------------------------------------------------------------
WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

Each Fund invests substantially all of its assets in a select group of the Underlying Funds.

Each Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Funds obtain from being invested in a number of Underlying Funds reduces the risk associated with an investment in a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers, industries and, in the case of the international Underlying Fund, countries.


The ACCESSOR INCOME ALLOCATION FUND can invest in a combination of the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a conservative asset allocation strategy - the Fund maintains a current asset allocation target of approximately 70% in fixed-income Underlying Funds and 30% in the money market Underlying Fund.


The ACCESSOR INCOME & GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a conservative asset allocation strategy - the Fund maintains a current asset allocation target of approximately 30% in equity Underlying Funds, 55% in fixed-income Underlying Funds and 15% in the money market Underlying Fund.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

The ACCESSOR BALANCED ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a moderate asset allocation strategy - the Fund maintains a current asset allocation target of approximately 50% in equity Underlying Funds, 41% in fixed-income Underlying Funds and 9% in the money market Underlying Fund.

The ACCESSOR GROWTH & INCOME ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a moderate asset allocation strategy - the Fund maintains a current asset allocation target of approximately 60% in equity Underlying Funds, 36% in fixed-income Underlying Funds and 4% in the money market Underlying Fund.

The ACCESSOR GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, the four fixed-income Underlying Funds: High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund and Mortgage Securities Fund and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses an aggressive asset allocation strategy - the Fund maintains a current asset allocation target of approximately 80% in equity Underlying Funds and 20% in fixed-income Underlying Funds.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND can invest in a combination of the four equity Underlying Funds: Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund, and the money market Underlying Fund: U.S. Government Money Fund. This Fund uses a very aggressive asset allocation strategy - the Fund maintains a current asset allocation target of approximately 100% in equity Underlying Funds.

Each Fund seeks to obtain the greatest return for the level of risk assumed by that Fund. Each Fund's investment strategy emphasizes asset allocation.
--------------------------------------------------------------------------------

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF INVESTING IN THE FUNDS?

LOSS OF MONEY IS A RISK OF INVESTING IN EACH FUND. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. While the Funds offer a greater level of diversification than most other types of mutual funds, a single Fund may not provide a complete investment program for an investor.

The following summarizes important risks that apply to the Funds and may result in a loss of your investment. There can be no assurance that a Fund will achieve its investment objective.

[graphic] ALLOCATION RISK Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in a Fund is that the allocation techniques and decisions will not produce the desired results, and a Fund may not achieve its investment objective.

[graphic] UNDERLYING FUNDS RISK The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. A Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions. Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies and principal risks of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

The following table sets forth the principal risks of the Underlying Funds that could adversely effect the net asset value, yield and total return of a Fund:

====================================================================================================================================
                            LEVEL OF PRINCIPAL RISK
------------------------------------------------------------------------------------------------------------------------------------
Risk                         Income          Income &         Balanced          Growth &          Growth            Aggressive
                                             Growth                             Income                              Growth
Stock Market Volatility     [graphic] n/a    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Bond Market Volatility      [graphic] high   [graphic] high   [graphic] medium  [graphic] medium  [graphic] low     [graphic] n/a
Foreign Exposure            [graphic] n/a    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Sector Risk                 [graphic] low    [graphic] low    [graphic] medium  [graphic] medium  [graphic] high    [graphic] high
Company Risk                [graphic] low    [graphic] low    [graphic] low     [graphic] low     [graphic] medium  [graphic] medium
Lower Rated Debt Securities [graphic] medium [graphic] medium [graphic] medium  [graphic] medium  [graphic] medium  [graphic] n/a
Inflation Risk              [graphic] high   [graphic] high   [graphic] medium  [graphic] medium  [graphic] low     [graphic] low
Prepayment Risk             [graphic] medium [graphic] low    [graphic] low     [graphic] n/a     [graphic] n/a     [graphic] n/a

------------------------------------------------------------------------------------------------------------------------------------
Level of Principal Risk Key:      [graphic] n/a           [graphic] Low         [graphic] Medium       [graphic] High
------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS

Stock   Market   Volatility.   Stock   markets  are  volatile  and  can  decline
significantly in response to adverse issuer, political, regulatory, market or economic developments.

Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and interest rate changes.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to, political or economic developments than the market as a whole.

Company Risk. The value of an individual security or particular type of security can be more volatile than the stock market as a whole and can perform differently than the value of the market as a whole. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities.

Lower Rated Debt Securities. Lower rated debt securities, commonly referred to as "junk bonds", and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities.

Inflation Risk. Over time, the real value of your investment in a Fund may be eroded by inflation.

Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
--------------------------------------------------------------------------------
Please see "Principal Risks of Underlying Funds" for a description of these and other risks associated with the Underlying Funds and an investment in a Fund.

--------------------------------------------------------------------------------
                            [graphic] FUND SUMMARIES
--------------------------------------------------------------------------------

Each Fund's investment goals may be consistent with investors with the following risk profiles and investment goals:

The ACCESSOR INCOME ALLOCATION FUND - designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

The ACCESSOR INCOME & GROWTH ALLOCATION FUND - designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

The ACCESSOR BALANCED ALLOCATION FUND - designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.


The ACCESSOR GROWTH & INCOME ALLOCATION FUND - designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.


The ACCESSOR GROWTH ALLOCATION FUND - designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

The ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND - designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------
The Funds are recently created mutual funds and consequently performance figures for the Funds are not currently available.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

The Funds are no load mutual funds. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other Funds or into the Underlying Funds. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR CLASS SHARES OF A FUND. THE TABLES REFLECT THE FEES AND EXPENSES EXPECTED TO BE INCURRED DURING THE FISCAL YEAR ENDING DECEMBER 31, 2001, NOT ACTUAL EXPENSES.

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  ACCESSOR ALLOCATION FUND
                                                          INCOME       INCOME & GROWTH      BALANCED
Shareholder Fees(1)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED
ON PURCHASES (as a percent of offering price)              none              none             none
MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS       none              none             none
MAXIMUM DEFERRED SALES CHARGE                              none              none             none
REDEMPTION FEE(2)                                          none              none             none
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                            0.10%             0.10%            0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                       0.25              0.25             0.25
                                                           ----              ----             ----
  OTHER EXPENSES(3)                                        0.17              0.17             0.17
  ADMINITRATIVE SERVICES FEE(4)                            0.25              0.25             0.25
                                                           ----              ----             ----
TOTAL OTHER EXPENSES                                       0.42              0.42             0.42
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.77              0.77             0.77
                                                           ----              ----             ----
FEE WAIVER (and/or expense reimbursement)                 (0.17)            (0.17)           (0.17)
NET EXPENSES                                               0.60              0.60             0.60
------------------------------------------------------------------------------------------------------

((1) Fees charged to shareholders by financial intermediaries who sell shares of the Funds are not included in the tables. Each IRA with a balance of less than $10,000 on 12/31 of each year may be charged an annual maintenance fee of $25.00 by the Transfer Agent.
(2) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(3) "Other Expenses" are the estimated annual costs of operating the Funds for the fiscal year ending December 31, 2001 (which are operating expenses such as custodian, accounting and legal fees, securities registration fees, and the costs of shareholder reports). The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Funds; there is no assurance that the Commission will grant the exemptive order. To the extent that these Other Expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay the Other Expenses of the Funds for the fiscal years ended December 31, 2000 through 2003. Consequently, the Funds do not expect to bear any "Other Expenses" for such periods. If the exemptive order is granted, Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Funds' investment in the Underlying Funds.

(4) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.
--------------------------------------------------------------------------------

The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
Accessor Allocation Fund
--------------------------------------------------------------------------------
Income Allocation                                    1.20%-1.30%
Income & Growth Allocation                           1.33%-1.43%
Balanced Allocation                                  1.41%-1.51%

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                  ACCESSOR ALLOCATION FUND
                                                          GROWTH &                          AGRESSIVE
                                                          INCOME           GROWTH            GROWTH
Shareholder Fees(1)
(fees paid directly from your investment)
MAXIMUM SALES CHARGE IMPOSED
ON PURCHASES (as a percent of offering price)              none              none             none
MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS       none              none             none
MAXIMUM DEFERRED SALES CHARGE                              none              none             none
REDEMPTION FEE(2)                                          none              none             none
------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
MANAGEMENT FEES                                            0.10%             0.10%            0.10%
DISTRIBUTION AND SERVICE (12b-1) FEE                       0.25              0.25             0.25
                                                           ----              ----             ----
  OTHER EXPENSES(3)                                        0.17              0.17             0.17
  ADMINITRATIVE SERVICES FEE(4)                            0.25              0.25             0.25
                                                           ----              ----             ----
TOTAL OTHER EXPENSES                                       0.42              0.42             0.42
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.77              0.77             0.77
                                                           ----              ----             ----
FEE WAIVER (and/or expense reimbursement)                 (0.17)            (0.17)           (0.17)
NET EXPENSES                                               0.60              0.60             0.60
------------------------------------------------------------------------------------------------------

(1) Fees charged to shareholders by financial intermediaries who sell shares of the Funds are not included in the tables. Each IRA with a balance of less than $10,000 on 12/31 of each year may be charged an annual maintenance fee of $25.00 by the Transfer Agent.
(2) The Transfer Agent may charge a processing fee of $10.00 for each check redemption request.
(3) "Other Expenses" are the estimated annual costs of operating the Funds for the fiscal year ending December 31, 2001 (which are operating expenses such as custodian, accounting and legal fees, securities registration fees, and the costs of shareholder reports). The Funds have applied to the Securities and Exchange Commission for an exemptive order allowing the Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Funds' Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Funds; there is no assurance that the Commission will grant the exemptive order. To the extent that these Other Expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay the Other Expenses of the Funds for the fiscal years ended December 31, 2000 through 2003. Consequently, the Funds do not expect to bear any "Other Expenses" for such periods. If the exemptive order is granted, Investors in the Funds will indirectly bear a portion of such "Other Expenses" through the Funds' investment in the Underlying Funds.

(4) Pursuant to an Administrative Services Plan, Accessor Funds may pay financial intermediaries who have entered into arrangements with Accessor Funds up to 0.25% of the average daily net assets of their clients who may from time to time beneficially own Investor Class Shares of the Funds.
--------------------------------------------------------------------------------

The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds. Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
Accessor Allocation Fund
--------------------------------------------------------------------------------
Growth & Income Allocation                           1.47%-1.57%
Growth Allocation                                    1.55%-1.65%
Aggressive Growth Allocation                         1.59%-1.69%

--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------

The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the following table uses the midpoints of the ranges shown above. Based on these assumptions your costs would be:

--------------------------------------------------------------------------------
ACCESSOR ALLOCATION FUND                ONE YEAR      THREE YEARS
--------------------------------------------------------------------------------
Income Allocation                       $127.00        $396.00
Income & Growth Allocation               140.00         435.00
Balanced Allocation                      149.00         463.00
Growth & Income Allocation               154.00         480.00
Growth Allocation                        162.00         503.00
Aggressive Growth Allocation             167.00         519.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ASSET ALLOCATION

The investment strategy of the Funds focuses on asset allocation (varying the concentration of asset classes in the Funds). Accessor Capital manages the asset class risk to which the Funds are exposed by varying the concentration of asset classes in the Funds. The table below reflects the current target and potential ranges of investments in various asset classes.
--------------------------------------------------------------------------------
Asset Class                     Income         Income &        Balanced
                                               Growth
--------------------------------------------------------------------------------
Equity Funds        Target      0%             30%             50%
                    Range       0%-5%          20%-40%         40%-60%

Fixed-Income        Target      70%            55%             41%
Funds               Range       60%-100%       40%-80%         30%-60%


Money Market        Target      30%            15%             9%
Fund                Range       0%-35%         0%-20%          0%-10%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Class                     Growth &      Growth           Aggressive
                                Income                         Growth
--------------------------------------------------------------------------------
Equity Funds        Target      60%           80%              100%
                    Range       50%-70%       70%-90%          85%-100%

Fixed-Income        Target      36%           20%              0%
Funds               Range       20%-50%       5%-30%           0%-10%

Money Market        Target      4%            0%               0%
Fund                Range       0%-10%        0%-5%            0%-5%
--------------------------------------------------------------------------------

Accessor Capital decides how much of each Fund's assets to allocate to Underlying Fund investments within the ranges set forth in the following pages based on its outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest. Each Fund may sell the Underlying Funds or other securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Funds expect to primarily invest in the Underlying Funds. To provide liquidity as well as to assist in achieving the Fund's investment objective, each Fund may invest in the underlying U.S. Government Money Fund. The Funds may also invest in short-term instruments and U.S. Government securities. Each Fund may invest in shares of the same Underlying Fund; however the percentage of each Fund's assets so invested will vary depending upon the Fund's investment objective. Based on its asset allocation analysis, Accessor Capital determines the mix of Underlying Funds appropriate for each Fund.


================================================================================
TARGET ALLOCATION: Target allocation represents the Funds' current target for investments in the Underlying Funds. You should note that the Funds' actual allocations may differ from the target due to market fluctuations and other factors and that Accessor Capital has the discretion to change each Fund's target allocation.
================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Income Allocation Fund seeks high current income and some stability of principal.

INVESTMENT STRATEGY The Fund can invest in a combination of the Underlying Funds, including the four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                        [Data Points]
--------------------------------------------------------------------------------
Growth                              0%          0-5%              0%
Value                               0%          0-5%              0%
Small to Mid Cap                    0%          0-5%              0%
International Equity                0%          0-5%              0%
High Yield Bond                    15%         5-20%             15%
Intermediate Fixed-Income          13%        10-25%             13%
Short-Intermediate Fixed-Income    30%        20-60%             30%
Mortgage Securities                10%         5-30%             10%
U.S. Government Money**            32%         0-35%             32%


--------------------------------------------------------------------------------
ACCESSOR INCOME & GROWTH ALLOCATION FUND
----------------------------------------
INVESTMENT OBJECTIVE The Income and Growth Allocation Fund seeks high current income and some potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a conservative asset allocation strategy designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

================================================================================
                                      Asset Allocation           PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                                9%        4-14%                 9%
Value                                 9%        4-14%                 9%
Small to Mid Cap                      7%        2-12%                 7%
International Equity                  5%        0-10%                 5%
High Yield Bond                      15%       10-20%                15%
Intermediate Fixed-Income            10%        5-20%                10%
Short-Intermediate Fixed-Income      22%       15-40%                22%
Mortgage Securities                   5%        0-15%                 5%
U.S. Government Money**              18%        0-20%                18%

---------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR BALANCED ALLOCATION FUND
---------------------------------
INVESTMENT OBJECTIVE The Balanced Allocation Fund seeks moderate current income and some potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

================================================================================
                                      Asset Allocation           PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                               15%       10-20%               15%
Value                                15%       10-20%               15%
Small to Mid Cap                     10%        5-15%               10%
International Equity                 10%        5-15%               10%
High Yield Bond                      15%        5-20%               15%
Intermediate Fixed-Income             6%        3-20%                6%
Short-Intermediate Fixed-Income      14%        5-25%               14%
Mortgage Securities                   5%        0-20%                5%
U.S. Government Money**              10%        0-10%               10%

--------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND
----------------------------------------
INVESTMENT OBJECTIVE The Growth and Income Allocation Fund seeks moderate potential capital appreciation and some current income.

INVESTMENT STRATEGY The Accessor Growth and Income Allocation Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses a moderate asset allocation strategy designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

================================================================================
                                     Asset Allocation            PIE CHART OF
Underlying Fund                    Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                         [Data Points]
--------------------------------------------------------------------------------
Growth                                18%      12-22%                18%
Value                                 18%      12-22%                18%
Small to Mid Cap                       9%       6-16%                 9%
International Equity                  15%      10-20%                15%
High Yield Bond                       16%       5-20%                16%
Intermediate Fixed-Income              6%       0-20%                 6%
Short-Intermediate Fixed-Income       14%       5-20%                14%
Mortgage Securities                    0%       0-15%                 0%
U.S. Government Money**                4%       0-10%                 4%

--------------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                            OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
ACCESSOR GROWTH ALLOCATION FUND
-------------------------------
INVESTMENT OBJECTIVE The Growth Allocation Fund seeks high potential capital appreciation and some current income.

INVESTMENT STRATEGY The Fund can invest in a combination of four equity funds, four fixed-income funds and one money market fund. This Fund uses an aggressive asset allocation strategy designed to provide capital appreciation to investors with a high risk tolerance and an investment time horizon of 10 years or more.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                        [Data Points]
--------------------------------------------------------------------------------
Growth                              24%        19-30%              24%
Value                               24%        19-30%              24%
Small to Mid Cap                    12%         7-20%              12%
International Equity                20%        15-25%              20%
High Yield Bond                     13%         5-15%              13%
Intermediate Fixed-Income            0%         0-15%               0%
Short-Intermediate Fixed-Income      7%         0-15%               7%
Mortgage Securities                  0%         0-15%               0%
U.S. Government Money**              0%          0-5%               0%

--------------------------------------------------------------------------------
ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------
INVESTMENT OBJECTIVE The Aggressive Growth Allocation Fund seeks high potential capital appreciation.

INVESTMENT STRATEGY The Fund can invest in a combination of the Underlying Funds, including the four equity funds and one money market fund. This Fund uses a very aggressive asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

================================================================================
                                     Asset Allocation           PIE CHART OF
Underlying Fund                   Target*  Potential Range   TARGET* ALLOCATION
   Advisor Class Shares                                      [Data Points]
--------------------------------------------------------------------------------
Growth                              30%        25-35%             30%
Value                               30%        25-35%             30%
Small to Mid Cap                    16%        10-25%             16%
International Equity                24%        19-30%             24%
High Yield                           0%          0-5%              0%
Intermediate Fixed-Income            0%          0-5%              0%
Short-Intermediate Fixed-Income      0%          0-5%              0%
Mortgage Securities                  0%          0-5%              0%
U.S. Government Money**              0%          0-5%              0%

----------------

*TARGET ALLOCATION REPRESENTS THE FUNDS' CURRENT TARGET FOR INVESTMENTS IN THE UNDERLYING FUNDS. THE FUNDS' ACTUAL ALLOCATIONS MAY DIFFER FROM THE TARGET DUE TO MARKET FLUCTUATIONS AND OTHER FACTORS. ACCESSOR CAPITAL HAS THE DISCRETION TO CHANGE EACH FUND'S TARGET ALLOCATION.

**INVESTMENTS IN THE U.S. GOVERNMENT MONEY FUND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. THIS FUND'S GOAL IS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE. HOWEVER, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

====================================================================================================================================
KEY TO PIE CHART:
[graphic] Growth  [graphic] Small to Mid Cap  [graphic] High Yield Bond  [graphic] Short-Intermediate  [graphic] U.S. Government
                                                                                   Fixed-Income                  Money
[graphic] Value   [graphic] International     [graphic] Intermediate     [graphic] Mortgage
                            Equity                      Fixed-Income               Securities

====================================================================================================================================

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

The particular Underlying Funds in which each Fund may invest and the allocation targets and ranges in each Underlying Fund may be changed from time to time without shareholder approval. In addition, each Fund's investment objective and all policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Fund's investment objective or policies, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. Each Fund's investment objective, investment strategy, current target allocations in the Underlying Funds and potential ranges of allocations in the Underlying Funds are set forth in the previous tables.

The table below gives a brief description of the principal investment programs of the Underlying Funds. Additional information about the investment practices and policies of the Underlying Funds can be found in the Statement of Additional Information. No offer is made in this Prospectus of any of the Underlying Funds.

================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------
GROWTH                  Seeks capital  growth  through  investing  primarily  in
FUND                    equity  securities  with  greater  than  average  growth
                        characteristics  selected from the Standard & Poor's 500
                        Composite Stock Price Index ("S&P 500").


                        The Money Manager, Chicago Equity Partners LLC, selects stocks that it believes will outperform peer companies while maintaining an overall risk level similar to that of the benchmark. Chicago Equity Partners seeks companies that generally have above-average growth and more attractive valuation characteristics than their peers. Chicago Equity Partners will sell a stock if it determines that the company's growth potential is not met or if better opportunities are identified among its peers.

--------------------------------------------------------------------------------
EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

The S&P 500 INDEX is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. GROWTH STOCKS are stocks that generally have high expected earnings growth and higher than average price-to-book ratios. VALUE STOCKS are stocks that generally are priced below the market average based on earnings and lower than average price-to-book ratios.

--------------------------------------------------------------------------------
VALUE                   Seeks generation  of current  income and capital grwoth
FUND                    by  investing  primarily   in  income-producing   equity
                        securities selected from the S&P 500.


                        The Money Manager,  Wellington  Management Company, LLP,
                        uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark. Wellington Management focuses on value stocks of companies that may be temporarily out of favor or whose earnings or assets may not be fully reflected in their stock prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------
SMALL TO MID            Seeks  capital  growth  through  investing  primarily in
CAP FUND                equity  securities  of  small to  medium  capitalization
                        issuers.

                        The Fund invests at least 65% of its total assets in the
                        stocks of small and medium capitalization companies that
                        are expected to experience higher than average growth of
                        earnings or stock price.  The Money Manager,  SSgA Funds
                        Management, Inc. ("SSgA"), uses solid multi-factor stock
                        evaluation  model to help them  identify the best stocks
                        within each industry.  Their  sophisticated  model takes
                        into  account  transaction  costs and the  complex  risk
                        characteristics   of  the  portfolio   relative  to  the
                        Wilshire 4500 Index.
                        --------------------------------------------------------
                        Generally, small capitalization issuers are issuers that
                        have a capitalization  of $1 billion or less at the time
                        of investment and medium  capitalization  issuers have a
                        capitalization ranging from $1 billion to $10 billion at
                        the time of investment.
--------------------------------------------------------------------------------
INTERNATIONAL           Seeks  capital  growth by investing  primarily in equity
EQUITY FUND             securities  of companies  domiciled  in countries  other
                        than the United States and traded on foreign stock exchanges.

                        The Fund will have at least 65% of its total assets in the stocks of companies domiciled in Europe and the Pacific Rim. The Fund normally intends to maintain investments in at least three different countries outside the United States. This Fund is intended to provide investors with exposure to a broad spectrum of international equity securities. Therefore, this Fund may invest in companies that are in developed countries, as well as companies that are in emerging economies. The Fund may invest in companies that exhibit growth characteristics as well as those that might be considered good values, and these companies may vary in size from small to very large. The Money Manager, Nicholas-Applegate Capital Management, attempts to add value by focusing on individual security selection (commonly referred to as a bottom up approach) and uses fundamental qualitative and quantitative analysis to seek companies that are industry leaders in the process of positive change to construct a portfolio that generally parallels the countries comprising the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index. They will attempt to find companies that are changing in a positive way, whose change is sustainable, and whose change will be recognized by the market. They will attempt to buy securities that in their opinion will out-perform the Index. Nicholas-Applegate attempts to exceed the total return of the MSCI EAFE+EMF Index, which is currently composed of companies representing the market structure of 46 developing (approximately 90%) and emerging market (approximately 10%) countries.

--------------------------------------------------------------------------------
HIGH YIELD              Seeks   current   income  by   investing   primarily  in
BOND FUND               lower-rated,   high-yield   corporate  debt  securities.

                        The Fund invests primarily in lower-rated, high-yield corporate debt securities commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc.
                        ("Moody's"), or securities judged to be of equivalent comparable quality or higher by the Money Manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does continued on next page

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------

HIGH YIELD              not vary  outside  of a band of plus or  minus  20% from
BOND FUND               that of the Lehman  Brothers U.S.  Corporate  High Yield
(CON'T)                 Index. The Money Manager, Financial Management Advisors,
                        Inc. ("FMA"), selects debt securities on a company-by company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive in the opinion of FMA because they offer better assurance of debt repayment.

                        The duration of the Lehman Brothers U.S. Corporate High Yield Index as of March 31, 2001 is 4.69 years.

--------------------------------------------------------------------------------
INTERMEDIATE            Seeks   generation   of  current   income  by  investing
FIXED-INCOME            primarily in  fixed-income  securities with durations of
FUND                    between  three  and  ten  years  and  a  dollar-weighted
                        average  portfolio  duration  that does not vary more or
                        less  than  20%  from  that  of  the   Lehman   Brothers
                        Government/Credit Index.

                        The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's, and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's, or debt securities unrated but judged to be of comparable quality by the Money Manager. The Money Manager, Cypress Asset Management, uses quantitative analyses and risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Government/Credit Index. Cypress Asset Management seeks to enhance the
                        Fund's returns by systematically overweighting its investments in the corporate sector as compared to the Index.

                        The duration of the Lehman Brothers Government/Credit Index as of March 31, 2001 is 5.57 years.

--------------------------------------------------------------------------------

DURATION, one of the fundamental tools used by money managers in security selection of fixed-income securities, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

--------------------------------------------------------------------------------
SHORT                   Seeks  preservation of capital and generation of current
INTERMEDIATE            income by investing primarily in fixed-income securities
FIXED-INCOME            with  durations  of  between  one and five  years  and a
FUND                    dollar-weighted average portfolio duration that does not
                        vary  more or less  than  20%  from  that of the  Lehman
                        Brothers Government/Credit 1-5 Year Index.

                        The Fund primarily invests in corporate bonds or U.S. Government or agency securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund may also invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's, or debt securities unrated continued on next page

--------------------------------------------------------------------------------
                        DESCRIPTION OF UNDERLYING FUNDS
================================================================================
UNDERLYING FUND                             INVESTMENT PROGRAM
--------------------------------------------------------------------------------

SHORT-                  but  judged  to be of  comparable  quality  by the Money
INTERMEDIATE            Manager.  The Money Manager,  Cypress Asset  Management,
FIXED-INCOME            uses  quantitative  analyses and risk control methods to
FUND (CON'T)            ensure  that  the  Fund's   overall  risk  and  duration
                        characteristics  are consistent with the Lehman Brothers
                        Government/Credit   1-5  Year   Index.   Cypress   Asset
                        Management seeks to enhance the Fund's returns by systematically overweighting its investments in the corporate sector as compared to the Index.


                        The duration of the Lehman Brothers Government/Credit 1-5 Index as of March 31, 2001 is 2.39 years.

--------------------------------------------------------------------------------
MORTGAGE                Seeks   generation   of  current   income  by  investing
SECURITIES              primarily  in   mortgage-related   securities   with  an
FUND                    aggregate  dollar-weighted  average  portfolio  duration
                        that  does not vary  outside  of a band of plus or minus
                        20% from  that of the  Lehman  Brothers  Mortgage-Backed
                        Securities Index.

                        The Fund seeks to achieve its objective by investing at least 65% and generally more than 80% of its total assets in mortgage-related securities. The Fund invests principally in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will only invest in non-U.S. Government mortgage-related securities rated A or higher by S&P or Moody's or determined to be of comparable quality by the Money Manager or Accessor Capital at the time of purchase.

                        The Money Manager, BlackRock Financial Management, Inc., uses quantitative risk control methods to ensure that the Fund's overall risk and duration characteristics are consistent with the Lehman Brothers Mortgage-Backed Securities Index.

                        The duration of the Lehman Brothers Mortgage-Backed Securities Index as of March 31, 2001 is 2.84 years.

--------------------------------------------------------------------------------

DURATION, one of the fundamental tools used by money managers in security selection of fixed-income securities, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

--------------------------------------------------------------------------------
U.S                     Seeks  maximum   current  income   consistent  with  the
GOVERNMENT              preservation  of  principal  and  liquidity by investing
MONEY FUND              primarily in short-term obligations issued or

                        guaranteed by the U.S. Government, its agencies or instrumentalities. Accessor Capital Management directly invests the assets of the Fund using industry standard requirements concerning the quality, maturity and diversification of its investments. The Fund seeks to maintain an average maturity of 90 days or less, while maintaining liquidity and maximizing current yield.

                        The U.S. Government Money Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

[graphic]UNDERLYING FUND RISKS. The investments of each Fund are concentrated in the Underlying Funds, and each Fund's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by Accessor Capital. The value of the Underlying Funds' investments, and the net asset values ("NAV") of the shares of both the Funds and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed-income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. There can be no assurance that the investment objective of any Fund or any Underlying Fund will be achieved.

Because the Funds invest in the Underlying Funds, the Funds' shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Funds allocate to those Underlying Funds. Each Fund may invest in certain Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including greater volatility, changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. Each Fund may also invest in certain Underlying Funds that in turn invest in non-investment grade fixed-income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, certain Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in this Prospectus and in the Statement of Additional Information.


[graphic] ALLOCATION RISK Each Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed-income allocation targets and ranges. A principal risk of investing in each Fund is that Accessor Capital will make less than optimal or poor asset allocation decisions. Accessor Capital attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that Accessor Capital's allocation techniques will produce the desired results. It is possible that Accessor Capital will focus on Underlying Funds that perform poorly or underperform other available mutual funds under various market conditions. You could lose money on your investment in a Fund as a result of these allocation decisions.

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of the Funds depend on the risks of the Underlying Funds. To determine how much each Fund is subject to the risks below, please refer to the Objectives and Strategies section to see what proportion of the Fund's assets may be invested in each Underlying Fund.
--------------------------------------------------------------------------------
Principal Risks of Underlying Equity Funds
------------------------------------------
[graphic]STOCK MARKET VOLATILITY. Stock values fluctuate in response to issuer, political, market and economic developments. In the short term, stock prices can fluctuate dramatically in response to these developments. Securities that undergo an initial public offering may trade at a premium in the secondary markets. However, there is no guarantee that a Fund will have the ability to participate in such offerings on an ongoing basis.


[graphic]COMPANY RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Securities of small and medium capitalization issuers often have

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
greater volatility, lower trading volume and less liquidity than larger capitalization companies.

[graphic]SECTOR RISK. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole. For instance, airline stocks may behave very differently than the market as a whole to a decline or increase in the price of oil.


[graphic]FOREIGN EXPOSURE. Foreign exposure is a principal risk for the International Equity Fund, which concentrates its investments in foreign securities, and may also be a risk for the other Equity Funds. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets.

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Each Underlying Fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. Eastern time when each Fund calculates its NAV. Most of the securities in which the underlying International Equity Fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. Eastern time will not be reflected in the International Equity Underlying Fund's NAVs. However, if the International Equity Underlying Fund determines that such developments are so significant that they will clearly and materially affect the value of the International Equity Underlying Fund's securities, the International Equity Underlying Fund may adjust the previous closing prices for these securities to reflect fair value.

--------------------------------------------------------------------------------
Principal Risks of the Underlying Fixed-Income Funds
----------------------------------------------------

[graphic]BOND MARKET VOLATILITY. Individual securities are expected to fluctuate in response to issuer, general economic and market changes. An individual security or category of securities may, however, fluctuate more or less than the market as a whole. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise and rises when interest rates fall. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security's price. In addition, short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. When short-term interest rates fall, the U.S. Government Money Fund's yield will generally fall as well.


[graphic]BOND ISSUER RISK. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity-shortening structure are also affected by these types of changes. Any of a Fund's holdings could have its credit downgraded or could default, which could affect the Fund's performance.


[graphic]CREDIT RISK. Credit risk is a principal risk for the High Yield Bond Fund, which concentrates its investments in securities with lower credit quality, and is a possible risk for the Intermediate and Short-Intermediate Fixed-

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
Income Funds. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher rated obligations.


[graphic]LOWER RATED DEBT SECURITIES. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a risk for the Intermediate and Short-Intermediate Fixed-Income Funds. Debt securities rated lower than BBB by S&P or lower than Baa by Moody's are commonly referred to as "junk bonds." Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debt securities.


Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high-yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high-yield bond. The Funds' Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis.

[graphic]PREPAYMENT RISK. Prepayment risk is a principal risk for the Mortgage Securities Fund, which concentrates its investments in mortgage securities, and may also be a risk for the other Fixed-Income Funds. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities' yield and price.


[graphic]INFLATION RISK. The real value of the U.S. Government Money Fund's yield may be eroded by inflation over time. The U.S. Government Money Fund may underperform the bond and equity markets over time.
--------------------------------------------------------------------------------
Other Risks of Investing in the Funds
-------------------------------------

[graphic]AFFILIATED PERSONS. In managing the Funds, Accessor Capital will have the authority to select and substitute Underlying Funds. Accessor Capital is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because Accessor Capital is also responsible for managing and administering the Underlying Funds. The Board of Directors and officers of Accessor Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

[graphic]EXPENSES. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through a Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

--------------------------------------------------------------------------------
                      PRINCIPAL RISKS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------
[graphic]SHORT-TERM AND TEMPORARY DEFENSIVE INVESTMENTS. Although the Funds normally seek to remain substantially invested in the Underlying Funds, each Fund may invest a portion of its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. Government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of Accessor Capital, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Fund may invest without limitation in short-term obligations. When a Fund's assets are invested in such investments, the Fund may not be achieving its investment objective.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------

MANAGER & ADMINISTRATOR Accessor Capital Management LP, 1420 Fifth Avenue, Suite
                        3600, Seattle, WA 98101


Each Fund is a portfolio of Accessor Funds, Inc. ("Accessor Funds"), a Maryland corporation. The Board of Directors is responsible for managing the business and affairs of the Funds. Accessor Capital develops the investment programs for the Funds and decides how to allocate the assets of each Fund among the Underlying Funds. J. Anthony Whatley, III, is the Executive Director of Accessor Capital. Ravindra A. Deo, Vice President and Chief Investment Officer of Accessor Capital, is primarily responsible for the day-to-day management of the Funds.


The Funds pay Accessor Capital an annual management fee equal to 0.10% of each Fund's average daily net assets for asset allocation and other services.

Accessor Capital develops the investment programs for the Underlying Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Accessor Capital directly invests the assets of the U.S. Government Money Fund. The Securities and Exchange Commission issued an exemptive order that allows Accessor Funds to change an Underlying Fund's Money Manager without shareholder approval, as long as, among other things, the Board of Directors has approved the change in Money Manager and Accessor Funds has notified the shareholders of the affected Funds within 60 days of the change. Accessor Capital also provides transfer agent, registrar, dividend disbursing agent and certain other services to Accessor Funds and receives a fee from the Underlying Funds for these services.

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Underlying Funds to pay the expenses of the Funds other than the Funds' direct management fees and the distribution and service fees and the administrative services fees to the extent that the Underlying Funds derive financial and other benefits as a result of investments in the Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003.


BELOW IS A DESCRIPTION  OF THE CURRENT MONEY MANAGERS OF EACH  UNDERLYING  FUND:
--------------------------------------------------------------------------------
GROWTH FUND
-----------

CHICAGO EQUITY PARTNERS LLC, 180 N.LaSalle Street, Suite 3800, Chicago, IL 60601

Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnsen is the Senior Portfolio Manager responsible for the day-to-day management of the Fund. David has been with Chicago Equity Partners and its predecessors for over 23 years.

--------------------------------------------------------------------------------
VALUE FUND
----------
WELLINGTON MANAGEMENT COMPANY, LLP, 75 State Street, Boston, MA 02109

Doris Dwyer Chu is the Portfolio manager responsible for the day-to-day management of the Fund. Ms. Chu has been with Wellington Management since 1998. From 1985 to 1998, she was a partner and international portfolio manager at Grantham, Mayo, Van Otterloo & Company. Doris relies on fundamental research provided by Wellington Management's Global Industry Analysts.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
SMALL TO MID CAP FUND
---------------------

SSgA FUNDS  MANAGEMENT,  INC., Two  International  Place,  Boston,  MA 02110

Ric Thomas, CFA, is primarily responsible for the day-to-day management and investment decisions for the Small to Mid Cap Fund, and Douglas T. Holmes, CFA will act as back up. Mr. Thomas is a Principal of SSgA and a Portfolio Manager in the Enhanced Equity Group. Prior to joining State Street in 1998, he was a quantitative analyst on the portfolio construction team at Putnam Investments. Previously, Mr. Thomas was an assistant economist at the Federal Reserve Bank of Kansas City. Mr. Thomas has been working in the investment management field since 1990. Mr. Holmes is a Principal of SSgA and heads the Global Enhanced Equity Group. Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen. Mr. Holmes has been working in the investment management industry since 1980.

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 West Broadway, 29th Floor, San Diego, CA 92101

Catherine Somhegyi Nicholas, Lawrence S. Speidell and Loretta J. Morris are primarily responsible for making the day-to-day management and investment decisions for the International Equity Fund. Ms. Somhegyi Nicholas, Chief Investment Officer, Global Equity Management, joined Nicholas-Applegate in 1987. Mr. Speidell, Director of Research, joined Nicholas-Applegate in 1994. From 1983 to 1994, Mr. Speidell was a portfolio manager for Batterymarch Financial
Management. Ms. Morris, Portfolio Manager, International, joined Nicholas-Applegate in 1990.


--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------
FINANCIAL MANAGEMENT ADVISORS, INC., 1900 Avenue of the Stars, Suite 900, Los Angeles, CA 90067

FMA uses a team approach. Kenneth D. Malamed and Steven S. Michaels are primarily responsible for the day-to-day management of the Fund. Mr. Malamed, President and Chief Investment Officer, founded FMA in 1985. In 1992, the assets, operations and client base of FMA were acquired by Wertheim Schroder Investment Services, Inc. (later renamed Schroder Wertheim Investment Services, Inc.), where Ken Malamed served as Managing Director, Director of Fixed-Income and Chairman of the Credit Committee. In November 1995, Mr. Malamed terminated his association with Schroder Wertheim. In December of 1995, he re-established FMA and continued on with a portion of the investment advisory business. Mr. Michaels, Senior Vice President and Managing Director of High Yield Fixed Income, joined FMA in 1991. He was Senior High Yield Credit Analyst at Schroder Wertheim Investment Services, Inc. from 1992 to 1995. He continued on with Mr. Malamed in January 1996 at the re-established FMA.

--------------------------------------------------------------------------------
INTERMEDIATE FIXED-INCOME FUND
SHORT-INTERMEDIATE FIXED-INCOME FUND
------------------------------------
CYPRESS ASSET MANAGEMENT, 26607 Carmel Center Place, Carmel, CA 93923

Mr. Xavier Urpi, President and Chief Investment Officer, is primarily responsible for the day-to-day management and investment decisions and is assisted by Mr. Michael Banyra, Managing Director. Mr. Urpi founded Cypress in 1995. Prior to that, Mr. Urpi was at Smith Barney Capital as a Director of Fixed-Income from March 1989 to September 1995. Mr. Banyra joined Cypress in April 1999. Previously, Mr. Banyra was employed at Ark Asset Management Company (formerly known as Lehman Management Company) from 1986 to 1999.

--------------------------------------------------------------------------------
                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------
MORTGAGE SECURITIES FUND
------------------------
BLACKROCK FINANCIAL MANAGEMENT, INC., 345 Park Avenue, New York, NY 10154

BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Mr. Phillips' primary responsibility is the management of the firm's investment activities in fixed-rate mortgage securities, including pass-throughs and CMOs. He directs the development of investment strategy and coordinates execution for all client portfolios. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company.

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
--------------------------
ACCESSOR CAPITAL MANAGEMENT LP, 1420 Fifth Avenue, Suite 3600, Seattle, WA 98101

Accessor Capital directly invests the assets of the U.S. Government Money Fund. Accessor Capital receives no additional fee beyond its management fee, as previously described, for this service.

--------------------------------------------------------------------------------
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
WHERE TO PURCHASE
-----------------

[graphic] Financial Intermediaries. Investor Class Shares are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisers and providers of fund supermarkets, who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases where Accessor Funds has entered into an agreement with a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV. Financial intermediaries are responsible for transmitting accepted orders to the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Investor Class Shares, such as investment minimums, redemption fees and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

[graphic] Direct. Investors may purchase Investor Class Shares directly from Accessor Funds for no sales charge or commission.

--------------------------------------------------------------------------------
HOW TO PURCHASE
---------------

Purchase orders are accepted on each business day that the New York Stock Exchange is open and must be received in proper form prior to the close of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Accessor Capital must receive payment for shares by 12:00 p.m. Eastern time on the business day following the purchase request. All purchases must be made in U.S. dollars. Purchases may be made in any of the following ways:

[graphic] By Check. Checks made payable to "Accessor Funds, Inc." and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the transfer agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

[graphic] By Federal Funds Wire. Wire instructions are described in the operations manual and must be accompanied or preceded by a trade sheet.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Investor Class Shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.
================================================================================
Investor Class Shares may not be purchased on days when the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
================================================================================

--------------------------------------------------------------------------------
                             PURCHASING FUND SHARES
--------------------------------------------------------------------------------
IRA/ROTH IRAS
-------------
Investors may purchase Investor Class Shares through an Individual or Roth Retirement Custodial Account Plan. An IRA or Roth IRA with an aggregate balance of less than $10,000 on December 31 of any year may be assessed a $25.00 fee. Copies of an IRA or Roth IRA Plan may be obtained from Accessor Capital by calling (800) 759-3504.
--------------------------------------------------------------------------------
INVESTMENT MINIMUMS
-------------------

[graphic] Regular Accounts. Initial investments must be at least $5,000 in one Fund. Subsequent investments must be at least $1,000.

[graphic] Retirement Accounts. Initial and subsequent investments must be at least $2,000 in one Fund.

Accessor Funds may accept small purchase amounts or reject any purchase order it believes may disrupt the management of the Funds.
--------------------------------------------------------------------------------
SHARE PRICING
-------------
Investors purchase Investor Class Shares of a Fund at its net asset value per share ("NAV"). The NAV is calculated by adding the value of Fund assets attributable to Investor Class Shares, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding Investor Class Shares. The NAV is calculated each day that the New York Stock Exchange ("NYSE") is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Shares are purchased at the NAV that is next calculated after purchase requests are received by the Funds.

MARKET TIMING
-------------
Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. A Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Moreover, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Accessor Capital's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, Accessor Capital may consider an investor's trading history in that Fund or other Funds, and accounts under common ownership or control.
--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------
For additional information about purchasing shares of the Accessor Funds, please contact us at (800) 759-3504.

--------------------------------------------------------------------------------
                             EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Investor Class Shares may be exchanged for shares of any other Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be exchanged at the next NAV calculated after Accessor Capital receives the exchange request in proper form. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

--------------------------------------------------------------------------------
EXCHANGES THROUGH ACCESSOR FUNDS
--------------------------------
Accessor Funds does not currently charge fees on exchanges directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made any of the following ways:

[graphic]By Mail. Share exchange instructions may be mailed to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

[graphic] By Fax. Instructions may be faxed to Accessor Funds at (206) 224-4274.

AN EXCHANGE OF SHARES FROM A FUND INVOLVES A REDEMPTION OF THOSE SHARES AND WILL BE TREATED AS A SALE FOR TAX PURPOSES.
--------------------------------------------------------------------------------
EXCHANGES THROUGH FINANCIAL INTERMEDIARIES
------------------------------------------

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

--------------------------------------------------------------------------------
                             REDEEMING FUNDS SHARES
--------------------------------------------------------------------------------

Investors may request to redeem Investor Class Shares on any day that the NYSE is open for business. The request must be received in proper form by the Fund or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern time. Shares will be redeemed at the next NAV calculated after Accessor Capital receives the redemption request in proper form. Payment will ordinarily be made within seven days of the request by wire-transfer to a shareholder's domestic commercial bank account. Shares may be redeemed from Accessor Funds in any of the following ways:


[graphic] By Mail. Redemption requests may be mailed to:

                             Accessor Funds, Inc.
                             Attn:  Shareholder Services
                             P. O. Box 1748
                             Seattle, WA 98111-1748

[graphic] By Fax. Redemption requests may be faxed to Accessor Funds at (206) 224-4274.

[graphic] By Telephone. Shareholders with aggregate account balances of at least $1 million may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

Shareholders may request that payment be made by check to the shareholders of record at the address of record. Such requests must be in writing and signed by all shareholders of record. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. The Transfer Agent may charge a $10.00 processing fee for each redemption check. Shares may also be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds for up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund's shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in Underlying Fund shares or other eligible securities, rather than cash. The Underlying Funds may, in turn, distribute securities rather than cash under their respective in kind redemption policies. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

[graphic] Systematic Withdrawal Plan. Shareholders may request an automatic, monthly, quarterly or annual redemption of shares under the Systematic Withdrawal Plan (minimum monthly amount is $500). Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

[graphic]Low Account Balances. Accessor Funds may redeem any account with a balance of less than $500 per Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if an account drops below the minimum due to market fluctuations.

In the event of an emergency as determined by the SEC, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Directors determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.
================================================================================
Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared.
================================================================================

--------------------------------------------------------------------------------
                             REDEEMING FUNDS SHARES
--------------------------------------------------------------------------------
SIGNATURE  GUARANTEES
---------------------
A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The transfer agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee, and will not be accepted by the Fund. Accessor Capital at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

[graphic] Transfer of ownership to another individual or organization.
[graphic] Requests  that  redemption  proceeds  be  sent to a  different name or address than is registered on the account.
[graphic] Requests that fed-wire instructions be changed.
[graphic] Requests for name changes.
[graphic] Adding or removing a shareholder on an account.
[graphic] Establishing or changing certain services after the account is open.
--------------------------------------------------------------------------------
                        DIVIDENDS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund and quarterly, in March, June, September and December for the other Funds.


OTHER DISTRIBUTIONS. The Board of Directors intends to distribute to each Fund's shareholders substantially all of its net realized long- and short-term capital gains annually, generally in late December, these gains will consist almost entirely of (1) any distributions to it from the net capital gain realized by the Underlying Funds in which it invests and (2) net gains it realizes on its disposition of Underlying Fund shares (generally occasioned by its reallocating its assets under the Underlying Funds or by the need to make distributions and/or payments of redemption proceeds in excess of available cash). A Fund may need to make additional distributions at year-end to avoid federal income or excise taxes.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. All dividends and other distributions on Investor Class Shares of a Fund will be automatically reinvested in additional Investor Class Shares of that Fund at their NAV unless a shareholder elects to receive them in cash. Shareholders that elect to receive their dividends in cash and request checks will be charged $10.00. Shareholders may alternatively choose to invest dividends and/or other distributions in Investor Class Shares of any other Fund.

--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------
Each Fund's assets consist primarily of shares of the Underlying Funds, which are valued at their respective NAVs. The Underlying Funds generally value their securities using market quotations. However, short-term debt securities maturing in less than 60 days are valued using amortized cost, and securities for which market quotations are not readily available are valued at fair value. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of an Underlying Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. If a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Underlying Fund's Board of Directors believes accurately reflects fair value.

--------------------------------------------------------------------------------
                                    TAXATION
--------------------------------------------------------------------------------

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to its shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. Generally, dividends from a Fund's investment company taxable income (consisting almost entirely of income dividends from the Underlying Funds in which it invests) and distributions of its net short-term capital gain, if any, are taxable as ordinary income, while distributions of its net capital gain (consisting of the gain described above under "Dividends and Other Distributions--Other Distributions") are taxable as long-term capital gain (generally, at a maximum rate of 20% for non-corporate shareholders). The rate of tax to a shareholder on distributions from a Fund of capital gain depends on the length of time the Fund held the securities that generated the gain, not the length of time the shareholder owned his or her shares.


Dividends and other distributions declared by a Fund in October, November, or December of any year generally are taxable to shareholders as though received on December 31 of that year even if paid to them during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A redemption of a Fund's shares or an exchange of a Fund's shares for shares of another Fund or any other Accessor Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during that year. The Funds are required to withhold and remit to the U.S. Treasury 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who have not provided the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


THE FOREGOING IS ONLY A BRIEF SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE FUNDS. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A FURTHER DISCUSSION. SHAREHOLDERS SHOULD CONSULT A TAX ADVISER FOR FURTHER INFORMATION REGARDING THE FEDERAL, STATE, AND LOCAL TAX CONSEQUENCES OF AN INVESTMENT IN INVESTOR CLASS SHARES.


================================================================================
                       DISTRIBUTION & SERVICE ARRANGEMENTS
                    and ADMINISTRATIVE SERVICES ARRANGEMENTS
--------------------------------------------------------------------------------
Accessor Funds has adopted a Distribution and Service Plan that allows the Investor Class Shares of the Funds to pay distribution fees and/or services fees to financial intermediaries for sales and distribution-related activities and/or providing non-distribution related shareholder services. The fee under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually.

Accessor Funds has also adopted an Administrative Services Plan which allows the Investor Class Shares of the Fund to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually.

Because 12b-1 fees and administrative services fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

================================================================================
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Fund and reflect the period 12/27/00 through 12/31/00. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                        INCOME           INCOME & GROWTH         BALANCED
THROUGHOUT THE PERIOD                        ALLOCATION            ALLOCATION          ALLOCATION
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      15.00        $       15.00          $      15.00

 NET INVESTMENT INCOME(1)                              --                   --                    --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(1)                                       --                   --                    --
                                             ------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     0.00                 0.00                  0.00
                                             ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $      15.00        $       15.00          $      15.00
=========================================================================================================

TOTAL RETURN(2)                                      0.00%                0.00%                 0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $        454        $       2,306          $      4,984

 RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.60%*               0.60%*                0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                (0.60)%*             (0.60)%*              (0.60)%*
PORTFOLIO TURNOVER RATE                              0.00%                0.00%                 0.00%
---------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                     GROWTH & INCOME         GROWTH              AGRESSIVE GROWTH
THROUGHOUT THE PERIOD                          ALLOCATION         ALLOCATION               ALLOCATION
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $      15.00        $       15.00           $      15.00

 NET INVESTMENT INCOME(1)                              --                   --                    --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                     0.02                   --                  (0.01)
                                             ------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     0.02                 0.00                  (0.01)
                                             ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $      15.00        $       15.00           $      14.99
=========================================================================================================

TOTAL RETURN(2)                                      0.13%                0.00%                 (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $         87        $       7,463           $      7,159

 RATIO OF EXPENSES TO AVERAGE NET ASSETS             0.60%*               0.60%*                 0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                (0.60)%*             (0.60)%*               (0.60)%*
PORTFOLIO TURNOVER RATE                              0.00%                0.00%                  0.00%

(1)Per share amounts are based upon average shares outstanding.
(2)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

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
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


SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund's recent performance, including:

[graphic]  Management's  discussion  about recent  market  conditions,  economic trends and Fund strategies that affected their performance over the recent period
[graphic]  Fund performance data and financial statements
[graphic]  Fund holdings.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For  shareholder  inquiries or for free copies of Accessor Funds' Annual Report,
Semi-Annual   Report,   SAI,  and  other  information   contact  your  financial
intermediary or:

Accessor  Capital  Management  LP
1420  Fifth  Avenue,  Suite 3600
Seattle,  Washington 98101
800-759-3504
206-224-7420
web site:  www.accessor.com

Securities and Exchange  Commission
Washington,  DC 20549-0102
Public Reference Section (202) 942-8090 (for inquiries regarding hours of operation only)
e-mail: publicinfo@sec.gov
web site: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC's Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC's website at www.sec.gov.

Accessor(R) is a registered trademark of Accessor Capital Management LP.

SEC file number: 811-06337.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504
                                www.accessor.com

                       Statement of Additional Information
                              Dated April 30, 2001
                              Updated June 1, 2001

ACCESSOR(R) FUNDS, INC. ("Accessor Funds") is a multi-managed, no-load, open-end management investment company, known as a mutual fund. Accessor Funds currently consists of nine diversified investment portfolios (collectively, the "Underlying Funds"), and six diversified funds of funds investment portfolios (called the "Accessor Allocation Funds" or the "Allocation Funds") each with its own investment objective and policies. The nine Underlying Funds are the Growth, Value, Small to Mid Cap Funds (the "Domestic Equity Funds") and International Equity Fund (collectively with the Domestic Equity Funds, the "Equity Funds") and the High Yield Bond Intermediate Fixed-Income, Short-Intermediate Fixed-Income, and Mortgage Securities Funds (the "Bond Funds") and U.S. Government Money Fund (collectively with the Bond Funds, the "Fixed-Income Funds"). The six Allocation Funds are the Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund,
Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund. The fifteen investment portfolios that are the subject of this Statement of Additional Information are each referred to as a "Fund" and collectively the "Funds".

Each Fund offers two classes of shares, the Advisor Class Shares and the Investor Class Shares, which are offered through separate prospectuses for a total of four prospectuses: the Advisor Class Shares Prospectus, Investor Class Shares Prospectus, Allocation Funds Advisor Class Shares Prospectus and Allocation Funds Investor Class Shares Prospectus, each dated April 30, 2001 (collectively, the "Prospectuses"). In addition, Advisor Class Shares of the U.S. Government Money Fund are also offered through a solo Prospectus. A copy of the applicable Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.


Information from the Annual Report to Shareholders for the fiscal year ended December 31, 2000 is incorporated by reference into this Statement of Additional Information. For a free copy of the Annual Report, call 1-800-759-3504 or visit our website at www.accessor.com.

Accessor Funds currently includes the following Funds:

GROWTH FUND -- seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 U.S. issuers that make up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

VALUE FUND -- seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the 500 U.S. issuers that make up the S&P 500.

SMALL TO MID CAP FUND -- seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers.

INTERNATIONAL EQUITY FUND -- seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges.

HIGH YIELD BOND FUND -- seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities.


INTERMEDIATE FIXED-INCOME FUND -- seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years and a dollar weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index or another relevant index approved by Accessor Funds' Board of Directors (the "Board of Directors").

SHORT-INTERMEDIATE FIXED-INCOME FUND -- seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years and a dollar weighted average portfolio duration that does not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index or another relevant index approved by the Board of Directors.


MORTGAGE SECURITIES FUND -- seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Lehman Brothers Mortgage-Backed Securities Index or another relevant index approved by the Board of Directors.

U.S. GOVERNMENT MONEY FUND -- seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ACCESSOR INCOME ALLOCATION FUND -- seeks high current income and some stability of principal.

ACCESSOR INCOME & GROWTH ALLOCATION FUND -- seeks high current income and some potential capital appreciation.

ACCESSOR BALANCED ALLOCATION FUND -- seeks moderate current income and some potential capital appreciation.

ACCESSOR GROWTH & INCOME ALLOCATION FUND -- seeks moderate potential capital appreciation and some current income.

ACCESSOR GROWTH ALLOCATION FUND -- seeks high potential capital appreciation and some current income.

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND -- seeks high potential capital appreciation.

                                Table of Contents


GENERAL INFORMATION AND HISTORY................................................4


INVESTMENT RESTRICTIONS, POLICIES AND RISK.....................................4


MANAGEMENT OF THE FUNDS.......................................................28


CODE OF ETHICS................................................................29


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................29



INVESTMENT ADVISORY AND OTHER SERVICES........................................37


VALUATION.....................................................................56


FUND TRANSACTION POLICIES.....................................................57


PERFORMANCE INFORMATION.......................................................60


TAX INFORMATION...............................................................64


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................70


FINANCIAL STATEMENTS..........................................................73

                         GENERAL INFORMATION AND HISTORY

     Accessor Funds was incorporated in Maryland on June 10, 1991. Accessor Funds is authorized to issue fifteen billion shares of common stock, $.001 par value per share, and is currently divided into fifteen Funds. Each Fund offers two classes of shares, the Advisor Class Shares and the Investor Class Shares. The Board of Directors may increase or decrease the number of authorized shares without the approval of shareholders. Shares of Accessor Funds, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Shares also are redeemable at the option of Accessor Funds under certain circumstances. All shares of a Fund are equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of a Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Funds' shares do not have cumulative voting rights for the election of Directors. Pursuant to Accessor Funds' Articles of Incorporation, the Board of Directors may authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine.

     Accessor Capital Management LP ("Accessor Capital"), a Washington limited partnership, is the manager and administrator of Accessor Funds, pursuant to Management Agreements with Accessor Funds. Accessor Capital is also Accessor Funds' transfer agent, registrar, dividend disbursing agent and provides record keeping, administrative and compliance services pursuant to its Transfer Agency and Administrative Agreement ("Transfer Agency Agreement") with Accessor Funds.

                   INVESTMENT RESTRICTIONS, POLICIES AND RISK

     Each Underlying Fund's investment objective is "fundamental". Each Fund has certain investment restrictions that are also "fundamental". A fundamental objective or restriction may be changed only with the approval of the holders of a majority of the outstanding voting securities of that Fund. As defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), a majority of the outstanding voting securities of a Fund means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Each Allocation Fund's investment objective and each Fund's investment restrictions and policies designed as "non-fundamental" may be changed without the approval of shareholders. This section of the Statement of Additional Information describes the Funds' investment restrictions, and other policies and restrictions.


INVESTMENT RESTRICTIONS

     Fundamental Investment Restrictions of the Underlying Funds


     Each Underlying Fund is subject to the following "fundamental" investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise indicated. No Underlying Fund will:


     1. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result (i) with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets would be invested in one or more issuers having their principal business activities in the same industry. The U.S. Government Money Fund may not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) more than 5% of the Fund's total assets would then be invested in securities of a single issuer, or (b) 25% or more of the Fund's total assets would be invested in one or more issuers having their principal business activities in the same industry.

     2. Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow up to 5% of the value of its total assets from banks for temporary, extraordinary or emergency purposes and may pledge up to 10% of the value of its total assets to secure such borrowings. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, and, if applicable, futures contracts, and collateral arrangements with respect to initial or variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures is deemed to be the issuance of a senior security).

     3. Buy or sell commodities or commodity contracts, or real estate or interests in real estate, although it may purchase and sell financial futures contracts, stock index futures contracts and related options, securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. No Fund may purchase interests in real estate limited partnerships. The U.S. Government Money Fund may not buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, other than securities of real estate investment trusts and real estate limited partnerships.

     4. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal and state securities laws.

     5. Invest in interests in oil, gas or other mineral exploration or development programs.

     6. Make loans, except through repurchase agreements (repurchase agreements with a maturity of longer than seven days together with other illiquid securities being limited to 15% of the net assets of the Fund) and except through the lending of its portfolio securities as described below under "Investment Policies--Securities Lending."

     7. Make investments for the purpose of exercising control of management.

     8. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer. The U.S. Government Money Fund may not purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 11.

     9. Effect short sales (other than short sales against-the-box) or purchase securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

     10. Invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund's total assets would then be invested in such securities.

     11. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets would be invested in such securities, or as part of a merger, consolidation or other acquisition, or as set forth under "Investment Policies -- Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs")."

     12. Purchase warrants if as a result the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchanges. Warrants attached to other securities are not subject to this limitation. The U.S. Government Money Fund may not purchase warrants.

     Non-Fundamental Investment Restrictions of the Underlying Funds

     The  following  are  each  Underlying  Fund's  non-fundamental   investment
restrictions.   These   restrictions  may  be  modified  or  eliminated  without
shareholder approval.

     1. Subject to the limitation on investing not more than 15% of a Fund's net assets in illiquid securities, no Underlying Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days; provided, however, the U.S. Government Money Fund will not invest more than 10% of its net assets in illiquid securities (including repurchase agreements maturing in more than seven days).

     2. Each Underlying Fund's entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets.

     3. Each Fund may invest up to 5% of its net assets in publicly traded real estate investment trusts ("REITs").

     4. Not more than 25% of an Underlying Fund's net assets (determined at the time of the short sale) may be subject to short sales against-the-box.

     5. Each Underlying Fund (except for the U.S. Government Money Fund) may invest up to 5% of its net assets in rights and warrants of issuers that meet its investment objective and policies. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

     6. Each Underlying Fund may invest up to 15% of its net assets in illiquid securities; provided, however, the U.S. Government Money Fund may invest up to 10% of its net assets in illiquid securities.


     7. The International Equity Fund will not enter into forward contracts on a regular basis or continuous basis if it would have more than 25% of its gross assets denominated in the currency of the contract or 10% of the value of its total assets committed to such contracts, where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

     8. The Bond Funds and the International Equity Fund may invest up to 5% of their net assets in inverse floaters.


     9. No Underlying Fund will invest more than 5% of its net assets in privately issued STRIPS.

     10. An Underlying Fund will not enter into any commodity futures contract or options if, as a result, the sum of initial margin deposits on commodity futures contracts or options the Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Fund's total assets.


     11. The Underlying Funds may invest up to 5% of their net assets in Municipal Securities (fixed-income securities issued by states, counties and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States).


     12. Consistent with applicable regulatory requirements, each Underlying Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest.

     13. The U. S. Government Money Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the Securities and Exchange Commission (the "SEC"). Accordingly, the U. S. Government Money Fund will limit its Fund investments to those instruments with a maturity of 397 days or less, and which are issued by the U.S. Government, its agencies and instrumentalities.

     14. Each Underlying Fund (other than the U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund's expenses or to permit the Fund to meet redemption requests. Under normal circumstances, no more than 20% of a Fund's net assets will be comprised of cash or cash equivalents, as discussed below. Each Underlying Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable. The Underlying Funds (other than the U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities. Each Underlying Fund (other than the U. S. Government Money Fund) may invest up to 20% of its net assets in:

          (i) Obligations (including certificates of deposit and bankers' acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term "certificates of deposit" includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. "Eurodollars" are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

          (ii) Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of "eligible quality" as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Fund's Money Manager, under the supervision of Accessor Capital and the Board of Directors, or Accessor Capital, as applicable.

          "Eligible quality," for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A-1/P-1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund's Money Manager, if applicable, or Accessor Capital under the general supervision of the Board of Directors. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Directors.

     In selecting commercial paper and other corporate obligations for investment by an Underlying Fund, Accessor Capital and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. Accessor Capital monitors, and the Board of Directors reviews on a quarterly basis, the credit quality of securities purchased for the Fund. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital and the Board of Directors, or Accessor Capital, as applicable, will promptly reassess whether that security presents minimal credit risks and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Directors.

     15. The Underlying Funds will not invest in fixed-income securities, including convertible securities, rated by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in unrated securities deemed by Accessor Capital or a Money Manager to be of a lesser credit quality than those designations at the time of purchase, as follows:

Fund                                   Rating
-----                                  -------
Growth, Value, Small to Mid Cap,       less than A
International Equity,
Mortgage Securities, and
U.S. Government Money Funds

Intermediate Fixed-Income              less  than A, except no more  than 20% of
and Short-Intermediate                 its assets in securities  rated BBB (S&P)
Fixed-Income Funds                     or Baa (Moody's), and

                                       no  more  than  6%  of  its   assets   in
                                       securities rated BB (S&P) or Ba (Moody's)

High Yield Bond Fund                   Rated higher than BBB or lower than
                                       CCC- (S&P) or higher  than Baa or
                                       lower than B3 (Moody's)
--------------

These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1, 2 or 3 by Moody's to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

     Accessor Capital monitors, and the Board of Directors reviews on a quarterly basis, the credit quality of securities purchased for the Funds. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Accessor Capital or Accessor Capital, as applicable, will promptly reassess whether that security presents credit risks consistent with the Fund's credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund's credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Accessor Capital and the Board of Directors determine that to do so is not in the best interests of the Fund and its shareholders.


     Fundamental Investment Restrictions of the Accessor Allocation Funds

     Each Allocation Fund is subject to the following "fundamental" investment restrictions. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions. The investment limitations set forth below relate only to the Allocation Funds, and may not necessarily apply to the Underlying Funds in which the Allocation Funds invest. Accordingly, each of the Allocation Funds may not:

     1. Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

     2. Underwrite securities issued by others, except to the extent the Allocation Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies;

     3. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Fund from investing in securities on other instruments backed by real estate or securities of companies engaged in the real estate business);

     5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     6. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     Non-Fundamental Investment Restrictions of the Allocation Funds

     The  following  are  each  Allocation  Fund's  non-fundamental   investment
restrictions.   These   restrictions  may  be  modified  or  eliminated  without
shareholder approval.

     1. Each Allocation Fund does not currently intend to purchase securities on margin, except that each Allocation Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     2. Each Allocation Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     3. Each Allocation Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     4. Each Allocation Fund may invest in short-term instruments, U.S. Government securities and money market instruments for temporary defensive purposes when Accessor Capital believes that a more conservative approach is desirable.


INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of investments in which an Underlying Fund may invest, strategies the Underlying Funds may employ and a summary of related risks. The Allocation Funds invest primarily in the Underlying Funds and, although unlikely, may invest in some of the investments described below. Consequently, the Allocation Funds are also subject to the risk considerations set forth below.


     ASSET-BACKED SECURITIES offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers, similar to the mortgage pass-through structures described below in "Risks of Investing in Asset-Backed and Mortgage-Related Securities" or in a pay-through structure similar to the collateralized mortgage structure.


     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. The Bond Funds may invest only in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by GNMA, FHLMC or FNMA and in CMOs issued by FHLMC.

     A REMIC must elect to be, and must qualify for treatment as such, under the Internal Revenue Code of 1986, as amended (the "Code"). A REMIC must consist of one or more classes of "regular interests," some of which may be adjustable rate, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Bond Funds do not intend to invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

     CORPORATE OBLIGATIONS. Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; and (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.


     DURATION. Duration is one of the fundamental tools used by used by the Money Managers of the Bond Funds in security selection. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "three" means that a portfolio's or security's price would be expected to change by approximately three percent with a one percent change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.


     A fund's duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every one percent change in interest rate, a fund's net asset value (the "NAV") is expected to change inversely by approximately one percent for each year of duration. For example, a one percent increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years, to decrease in value by approximately five percent (one percent interest rate increase multiplied by the five year duration).


     FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may enter into foreign currency transactions. The value of the assets of the International Equity Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and it may incur costs in connection with conversions between various currencies. The International Equity Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies ("forward contracts"). The International Equity Fund may enter into forward foreign currency exchange contracts for hedging purposes. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements and no commissions are charged for such trades.

     The International Equity Fund may enter into forward contracts when the Money Manager determines that the best interests of the Fund will be served, such as circumstances to protect its value against a decline in exchange rates, or to protect against a rise in exchange rates for securities it intends to purchase, but it will not use such contracts for speculation. The International Equity Fund may not use forward contracts to generate income, although the use of such contracts may incidentally generate income. When the International Equity Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the U.S. dollar costs or proceeds. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the International Equity Fund will be able to protect against possible losses between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Such contracts may limit potential gains that might result from a possible change in the relationship between the U.S. dollar and such foreign currency. There is no limitation on the value of forward contracts into which the International Equity Fund may enter. When effecting forward foreign currency contracts, cash or liquid assets of the International Equity Fund of a dollar amount having an aggregate value, measured on a daily basis, at least sufficient to make payment for the portfolio securities to be purchased will be segregated on the International Equity Fund's records at the trade date and maintained until the transaction is settled.

     When the Money Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the International Equity Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. The International Equity Fund's Custodian will segregate cash, equity or debt securities in an amount not less than the value of the International Equity Fund's total assets committed to forward contracts entered into under this second type of transaction.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the International Equity Fund are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the International Equity Fund is obligated to deliver.

     This method of protecting the value of the International Equity Fund's portfolio securities against a decline in the value of the currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     FOREIGN SECURITIES. The Funds (with the exception of the Mortgage Securities and U.S. Government Money Funds and the Accessor Allocation Funds) may invest in foreign securities. Foreign securities involve certain risks. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies. Generally, outside the United States there is less government regulation of securities exchanges, brokers and listed companies and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investments within such countries.


     In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. However, under certain market conditions, these investments may be less liquid than investments in the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies.

     If a security is denominated in a foreign currency, such security will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly when the amount of income the Fund is required to distribute is not immediately reduced by the decline in such security. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency which must be converted into U.S. dollars to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.


     FORWARD COMMITMENTS. A Fund (other than the Allocation Funds) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

     FUTURES CONTRACTS. Each Fund (other than the U.S. Government Money Fund and the Allocation Funds) is permitted to enter into financial futures contracts, stock index futures contracts and related options thereon ("futures contracts") in accordance with its investment objective. The International Equity Fund also may purchase and write futures contracts on foreign currencies. Futures contracts will be limited to hedging transactions to minimize the impact of cash balances and for return enhancement and risk management purposes in accordance with regulations of the Commodity Futures Trading Commission.


     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as United States Treasury bonds, notes and bills, commercial paper, bank certificates of deposit, an agreed amount of currencies, or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting contract, which cancels the original contract to make or take delivery. Futures contracts are traded on "contract markets" designated by the Commodity Futures Trading Commission. Trading is similar to the manner stock is traded on an exchange, except that all contracts are cleared through and guaranteed to be performed by a clearing corporation associated with the commodity exchange on which the futures contract is traded.


     Upon entering into a futures contract, a Fund is required to deposit "initial margin" with its custodian (in the name of the futures broker thorugh whom the transaction was effected). Initial margin deposits are generally equal to a percentage of the contract's value (typically 5%). Subsequent daily payments are made between the Fund and futures broker to maintain the initial margin at the specified percentage. Also, a Fund will not enter into any such contracts unless it owns either (i) an offsetting ("covered") position in securities or (ii) cash, U.S. Government securities or other liquid securities (such as readily available marketable obligations and money market instruments) with a value sufficient at all meet its potential obligations not covered as provided in (i) above. The purchase and sale of futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be a senior security.


     A "short hedge" is taking a short position in the futures market (that is, selling a financial instrument or a stock index futures contract for future delivery on the contract market) as a temporary substitute for sale of the financial instrument or common stock, respectively, in the cash market, when a Fund holds and continues to hold the financial instrument necessary to make delivery under the financial futures contract or holds common stocks in an amount at least equal in value to the stock index futures contract.

     A "long hedge" is taking a long position in the futures market (that is, purchasing a financial instrument or a stock index futures contract for future delivery on a contract market) as a temporary substitute for purchase of the financial instrument or common stock, respectively, in the cash market when the Fund holds and continues to hold segregated liquid assets sufficient to take delivery of the financial instrument under the futures contract.

     A "stock index futures contract" is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the contract index. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Upon the termination of the contract, settlement is the difference between the contract price and the actual level of the stock index at the contract expiration and is paid in cash.

     A "financial futures contract" (or an "interest rate futures contract") is a contract to buy or sell a specified quantity of financial instruments such as United States Treasury bonds, notes, bills, commercial paper and bank certificates of deposit, an agreed amount of currencies, or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Substantially all futures contracts are closed out before settlement date or call for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract, which cancels the original contract to make or take delivery.

     It is anticipated that the primary use of stock index futures contracts will be for a long hedge in order to minimize the impact of cash balances. For example, a Fund may sell stock when a Money Manager determines that it no longer is a favorable investment, anticipating to invest the proceeds in different stocks. Until the proceeds are reinvested in stocks, the Fund may purchase a long position in a stock index futures contract.

     The Funds (other that the U.S. Government Money Fund) may purchase options on futures contracts as an alternative or in addition to buying or selling futures contracts for hedging purposes. Options on futures are similar to options on the security upon which the futures contracts are written except that options on stock index futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a stock index futures contract at any time during the life of the option at a specified price and options on financial futures contracts give the purchaser the right, in return for a premium paid, to assume a position in a financial futures contract at any time during the life of the option at a specified price.

     Stock index futures contracts may be used by the Equity Funds as a hedge during or in anticipation of market decline. For example, if the market was anticipated to decline, stock index futures contracts in a stock index with a value that correlates with the declining stock value would be sold (short hedge) which would have a similar effect as selling the stock. As the market value declines, the stock index future's value decreases, partly offsetting the loss in value on the stock by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     Financial futures contracts may be used by the Bond Funds as a hedge during or in anticipation of interest rate changes. For example, if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which have a similar effect as selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value decreases, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     There are certain investment risks in using futures contracts as a hedging technique. One risk is the imperfect correlation between the price movement of the futures contracts and the price movement of the portfolio securities that are the subject of the hedge. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for debt securities and currencies, and differences between the financial instruments being hedged and the instruments underlying the futures contracts available for trading with respect to interest rate levels and maturities. Another risk is that a liquid secondary market may not exist for a futures contract, causing a Fund to be unable to close out the futures contract and thereby affecting a Fund's hedging strategy.


     ILLIQUID SECURITIES. Illiquid securities are (i) securities that are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"); (ii) securities which are otherwise not readily marketable; (iii) repurchase agreements having a maturity of longer than seven days; (iv) certain interest only ("IO")/principal only ("PO") strips; and (v) and over-the-counter ("OTC") options. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.


     INVERSE FLOATERS. Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. If the Bond Funds or the International Equity Fund invest in inverse floaters, they will treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Accessor Capital and the Money Managers for the Funds subject to the supervision of the Board of Directors or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.


     INVESTING IN EMERGING COUNTRIES. Political and Economic Factors. Investing in emerging countries involves potential risks relating to political and economic developments abroad. Governments of many emerging countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in emerging countries, which could affect the value of securities in the Funds. The value of the investments made by the Funds will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the emerging countries in which the Funds have invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments, which could affect investments in those countries. While the Money Managers intend to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings. The Funds will treat investments that are subject to repatriation restrictions of more than seven (7) days as illiquid securities.

     Certain of the risks associated with investments generally are heightened for investments in emerging countries. For example, securities markets in emerging countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in emerging countries than about domestic issuers. Emerging Country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in emerging countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the Funds due to subsequent declines in value of securities or, if the Funds have entered into a contract to sell securities, could result in possible liability to the purchaser.

     Certain emerging countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

     Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an Emerging Country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

     Costs associated with transactions in securities of companies in emerging countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when a Fund purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in emerging countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

     Throughout the last decade many emerging countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

     LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Accessor Funds on behalf of each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the following representations:

          (a) Each Underlying Fund will use commodity futures contracts and options solely for bona fide hedging purposes within the meaning of CFTC regulations; provided that the Underlying Fund may hold long positions in commodity futures contracts or options that do not fall within the definition of bona fide hedging transactions if the positions are used as part of an Underlying Fund management strategy and are incidental to the Underlying Fund's activities in the underlying cash market, and the underlying commodity value of the positions at all times will not exceed the sum of (i) cash or U.S. dollar-denominated high quality short-term money market instruments set aside in an identifiable manner, plus margin deposits, (ii) cash proceeds from existing investments due in 30 days, and
     (iii) accrued profits on the positions held by a futures commission merchant; and

          (b) An Underlying Fund will not enter into any commodity futures contract or options if, as a result, the sum of initial margin deposits on commodity futures contracts or options the Underlying Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Underlying Fund's total assets.

     LOWER-RATED DEBT SECURITIES. Debt securities rated lower than BBB by S&P or Baa by Moody's are commonly referred to as "junk bonds". Lower rated debt securities and comparable unrated debt securities have speculative characteristics and are subject to greater risks than higher rated securities. These risks include the possibility of default on principal or interest payments and bankruptcy of the issuer. During periods of deteriorating economic or financial conditions, the ability of issuers of lower rated debt securities to service their debt, meet projected goals or obtain additional financing may be impaired. In addition, the market for lower rated debt securities has in the past been more volatile and less liquid than the market for higher rated debt securities. These risks could adversely affect the Funds that invest in these debts securities. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.

     Lower-rated debt securities possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by an Underlying Fund defaulted, the Underlying Fund could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Fund's NAV. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of a Fund's assets.

     In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on the ability to both value accurately lower-rated debt securities and a Fund's assets, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.

     MORTGAGE-RELATED SECURITIES. Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Interests in such pools are called "mortgage-related securities" or "mortgage-backed securities." Most mortgage-related securities are pass-through securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrower. The Bond Funds may invest in mortgage-related securities, and, in particular, mortgage pass-through securities, Government National Mortgage Association ("GNMA") Certificates, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") mortgage-backed obligations and mortgage-backed securities of other issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers). GNMA creates mortgage-related securities from pools of Government-guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings and loan associations. FNMA and FHLMC issue mortgage-related securities from pools of conventional and federally insured or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. The mortgage-related securities either issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund).

     The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the United States; however, in the Fund's opinion, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities; however, these securities generally have the potential for greater fluctuations in yields as their prices will not generally fluctuate as much as more traditional fixed-rate debt securities.

     In the case of mortgage pass-through securities, such as GNMA Certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure) may expose a Fund to a lower rate of return upon reinvestment of the principal. For example, with respect to GNMA Certificates, although mortgage loans in the pool will have maturities of up to 30 years, the actual average life of a GNMA Certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the Certificates.

     In addition, tracking the "pass-through" payments on GNMA Certificates and other mortgage-related and asset-backed securities may, at times, be difficult. Expected payments may be delayed due to the delays in registering newly traded paper securities. The Funds' Custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Some mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and should not be subject to this risk of delays in timely payment of income.

     The Bond Funds may invest in pass-through mortgage-related securities, such as fixed-rate mortgage-related securities ("FRMs") and adjustable rate mortgage-related securities ("ARMs"), which are collateralized by fixed rate mortgages and adjustable rate mortgages, respectively. ARMs have a specified maturity date and amortize principal much in the fashion of a fixed-rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that ARMs will behave like FRMs in that current levels of prepayments of principal on the underlying mortgages could accelerate. One difference between ARMs and FRMs is that, for certain types of ARMs, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.


     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Bond Funds also may invest in pass-through mortgage-related securities where all interest payments go to one class of holders ("Interest Only Securities" or "IOs") and all principal payments go to a second class of holders ("Principal Only Securities" or "POs"). These securities are commonly referred to as mortgage-backed security strips or MBS strips. Stripped mortgage-related securities have greater market volatility than other types of mortgage-related securities in which the Bond Funds may invest. The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. The Bond Funds will treat IOs and POs as illiquid securities except where thesecurity can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally the security will be treated as illiquid unless: (i) it is rated at least BBB/Baa or a comparable rating from another nationally recognized statistical ratings organization ("NRSRO"), (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

     OPTIONS. The Funds' (other than the U.S. Government Money Fund and the Allocation Funds) may purchase put and call options and write (sell) "covered" put and "covered" call options. The Domestic Equity Funds may purchase and write options on stocks and stock indices. These options may be traded on national securities exchanges or in the over-the-counter ("OTC") market. Options on a stock index are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Domestic Equity Funds may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The International Equity Fund may purchase and write options on currencies. Currency options may be either listed on an exchange or traded OTC. Options on currencies are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The International Equity Fund may write covered put and call options on currencies to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a currency that it owns against a decline in value and purchase call options in an effort to protect against an increase in the price of currencies it intends to purchase. The currency options are traded on national currency exchanges, the OTC market and by large international banks. The International Equity Fund may trade options on international stocks or international stock indices in a manner similar to that described above. The Bond Funds may purchase and write options on U.S. Government securities. The Bond Funds may write covered put and call options to generate additional income through the receipt of premiums, may purchase put options in an effort to protect the value of securities in their portfolios against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities they intend to purchase. All options on U.S. Government securities purchased or sold by the Bond Funds will be traded on U.S. securities exchanges or will result from separate, privately negotiated transactions with a primary government securities dealer recognized by the Board of Governors of the Federal Reserve System.

     A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. A Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash, U.S. Government securities or other liquid securities (such as readily available marketable obligations and money market instruments) with a value sufficient at all meet its potential obligations under the call option not covered as provided in (i) above. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

     The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is "covered" if a Fund deposits with Accessor Funds' Custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

     The Funds may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on the Nasdaq Stock Market. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

     Listed  options  are  third-party  contracts  (i.e.,   performance  of  the
obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Funds. OTC options differ from exchange-traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Funds must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in "Illiquid Securities."

     The Funds will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Fund exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Underlying Funds will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Fund's total net assets, subject to the foregoing limitations.

     If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. Each Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

     There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

     RISKS OF TRANSACTIONS IN OPTIONS. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Funds intend to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions. The Funds will treat purchased OTC options and cover for written OTC options as illiquid unless the OTC option written by the Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     PRIVATELY-ISSUED STRIP SECURITIES. The Funds (other than the Allocation Funds) may invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities ("privately-issued STRIPS"). Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. Government. Stripped securities may be more volatile than non-stripped securities.


     REAL ESTATE-RELATED SECURITIES. Publicly traded REITs generally engage in acquisition, development, marketing, operating and long-term ownership of real property. A publicly traded REIT meeting certain asset-income and distribution requirements will generally not be subject to federal taxation on income distributed to its shareholders.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a Fund purchases a fixed-income security, generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit, from a commercial bank, or broker or dealer, and simultaneously agrees to sell the security back to the original seller at an agreed upon price and date (normally, the next business day). The securities purchased by the Fund will have a total value in excess of the value of the repurchase agreement and will be held by Fifth Third Bank, the Funds' custodian (the "Custodian"), either physically or in a book-entry system, until repurchased. Repurchase agreements will at all times be fully collateralized by U.S. Government securities or other collateral, such as cash, in an amount at least equal to the repurchase price, including accrued interest earned on the underlying securities, and the securities held as collateral will be valued daily, and as the value of the securities declines, the Fund will require additional collateral. If the party agreeing to repurchase should default and if the value of the collateral securing the repurchase agreements declines below the repurchase price, the Fund may incur a loss. Repurchase agreements carry certain risks associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the counterparty to the repurchase agreement becomes bankrupt or otherwise fails to deliver securities. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Each Fund will limit repurchase agreement transactions to counterparties who meet creditworthiness standards approved by the Board of Directors, which include commercial banks having at least $1 billion in total assets and broker-dealers having a net worth of at least $5 million or total assets of at least $50 million. See "Investment Restrictions, Policies and Risk Considerations - Illiquid Securities."


     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each Fund (except for the Accessor Allocation Funds) may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of borrowing and is a transaction whereby a Fund sells and simultaneously agrees to repurchase a portfolio security to a bank or a broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains the right to receive interest and principal payments. At the agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. The Bond Funds may also enter into dollar rolls in which the Funds sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.


     At the time a Fund enters into reverse repurchase agreements or dollar rolls, the Fund will establish or maintain a segregated account with a custodian approved by the Board of Directors, containing cash or liquid assets having an aggregate value, measured on a daily basis, at least equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements and dollar rolls involve the risk that the market value of securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the counterparty to a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decisions.

     Reverse repurchase agreements and dollar rolls are considered borrowings by the Funds for purposes of the percentage limitations applicable to borrowings.


     RIGHTS AND WARRANTS. Warrants are instruments that give the holder the right to purchase the issuer's securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See "Investment Restrictions" for a description of the Funds' abilities to invest in warrants and rights.


     RISKS OF INVESTING IN ASSET-BACKED AND MORTGAGE-RELATED SECURITIES. The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Bond Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Bond Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

     Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Bond Funds are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor's ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.


     RULE 144A SECURITIES. Each Fund (other than the Allocation Funds) may purchase securities that are not registered under the Securities Act, but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act ("Rule 144A Securities"). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Fund in Rule 144A Securities.


     Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Accessor Capital anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such Funds' securities and, consequently, the Funds might be unable to dispose of such securities promptly or at favorable prices. Accessor Capital will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.


     Securities issued pursuant to Rule 144A are not deemed to be illiquid. The Money Manager will monitor the liquidity of such restricted securities subject to the supervision of Accessor Capital and the Board of Directors. In reaching liquidity decisions, the Money Manager mustfirst find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a "regular way" for the type of security at issue.


     SECURITIES LENDING. Consistent with applicable regulatory requirements, each Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund's net assets, currently 33-1/3%. Such loans must be callable at any time by the Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Fund will be invested in any securities in which the Fund is authorized to invest. The advantage of such loans is that the Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

     A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Directors, as monitored by Accessor Capital and the lending agent. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would be borne by the Fund.

     Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     SHORT SALES AGAINST-THE-BOX. Short sales against-the-box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind and amount to the securities sold short). Each Underlying Fund (other than the U.S. Government Money Fund) may make such sales or maintain a short position, provided that at all times when a short position is open, the Fund sets aside in a segregated custodial account while the short sales remains outstanding an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short.

     SPECIAL RISKS OF HEDGING AND INCOME ENHANCEMENT STRATEGIES. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Money Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; and (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

     TEMPORARY DEFENSIVE POLICIES. If, in the opinion of Accessor Capital and/or the Money Manager, as applicable, market or economic conditions warrant, the Funds may adopt a temporary defensive strategy.


     During these times, the average dollar weighted duration of the Intermediate Fixed-Income Fund may fall below three years, or rise to as high as fifteen years and the average dollar weighted duration of the Short-Intermediate Fixed-Income Fund may fall below one year, or rise to as high as fifteen years. In such event, these Funds will be subject to greater or less risk depending on whether average dollar weighted duration is increased or decreased. At any time that these Funds' average dollar weighted duration is increased, the Funds are subject to greater risk, since at higher durations a Fund's asset value is more significantly impacted by changes in prevailing interest rates than at lower durations. Likewise, when these Fund's average dollar weighted duration is decreased, the Fund is subject to less risk, since at lower durations a Fund's asset value is less significantly impacted by changes in prevailing interest rates than at higher durations. When Accessor Capital and/or the Money Manager determines that a temporary defensive strategy is no longer needed, investments will be reallocated to return the Funds to their designated average dollar weighted duration.


     U.S. GOVERNMENT SECURITIES. The types of U.S. Government obligations in which the Funds may at times invest include: (1) a variety of United States Treasury obligations, which differ only in their interest rates, maturities and times of issuance, i.e., United States Treasury bills having a maturity of one year or less, United States Treasury notes having maturities of one to ten years, and United States Treasury bonds generally having maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the United States Treasury (such as GNMA Participation Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the United States Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and FNMA). In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b),
(2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Funds may purchase U.S. Government obligations on a forward commitment basis.

     VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as the 90-day United States Treasury bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the security's market value from the original purchase price, resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Fund may purchase variable rate U.S. Government obligations which are instruments issued or guaranteed by the U.S. Government, or any agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but less frequently than annually. Variable rate U.S. Government obligations on which interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.


     The Funds (except for the Accessor Allocation Funds) may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a portfolio may invest in obligations that are not so rated only if its Money Manager determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Money Manager of a Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund.


     ZERO-COUPON SECURITIES. A zero-coupon security has no cash-coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

                             MANAGEMENT OF THE FUNDS

     The Board of Directors is responsible for overseeing generally the operation of Accessor Funds. The officers are responsible for the day-to-day management and administration of Accessor Funds' operations.

                 Name and                   Position with                 Principal Occupations
                 Address              Age   the Fund                      During Past Five Years

 *  J. Anthony Whatley, III**         58    Director, President and       Director   and   President,    Accessor
    1420 Fifth Avenue                       Principal Executive Officer   Capital   Corporation,   since   August
    Seattle, WA                                                           2000;   Executive  Director,   Accessor
                                                                          Capital  Management  L.P.  since  April
                                                                          1991;   President,   Accessor   Capital
                                                                          Management   Associates,   Inc.   since
                                                                          April  1991;  Director  and  President,
                                                                          Northwest Advisors, Inc. since 1990.

    George G. Cobean, III             63    Director                      Partner,     Martinson,     Cobean    &
    1607 South 341st Place                                                Associates,   P.S.   (certified  public
    Federal Way, WA                                                       accountants) since 1973.

    Geoffrey C. Cross                 61    Director                      President,   Geoffrey  C.  Cross  P.S.,
    252 Broadway                                                          Inc.,  (general  practice of law) since
    Tacoma, WA                                                            1970.

    Ravindra A. Deo                   38    Vice President,               Director   and   Secretary,    Accessor
    1420 Fifth Avenue                       Treasurer and                 Capital   Corporation,   since   August
    Seattle, WA                             Principal Financial           2000;   Director  and  Vice  President,
                                            and Accounting Officer        Northwest  Advisors,  Inc.  since  July
                                                                          1993;    Vice   President   and   Chief
                                                                          Investment  Officer,  Accessor  Capital
                                                                          Management L.P. since January 1992.

    Linda V. Whatley**                43    Vice President and            Treasurer of Northwest  Advisors,  Inc.
    1420 Fifth Avenue                       Assistant Secretary           since   July  1993;   Vice   President,
                                                                          Accessor  Capital  Management  LP since
                                                                          April 1991; Secretary  since April 1991
                                                                          and Director  and Treasurer  since June
                                                                          1992  of  Bennington Capital Management
                                                                          Associates, Inc.

    Robert J. Harper                  57    Vice President                Director   and   Treasurer,    Accessor
    1420 Fifth Avenue                                                     Capital   Corporation,   since   August
    Seattle, WA                                                           2000;   Director  and  Vice  President,
                                                                          Northwest    Advisers,    Inc.    since
                                                                          November  1995;  Director  of Sales and
                                                                          Client   Service,    Accessor   Capital
                                                                          Management L.P. since October 1993.

    Christine J. Stansbery            49    Secretary                     Secretary,   Northwest  Advisers,  Inc.
    1420 Fifth Avenue                                                     since   May,   1999;   Assistant   Vice
    Seattle, WA                                                           President-Compliance since January 1997
                                                                          Regulatory Manager from  March  1996 to
                                                                          December  1996,   Legal  Assistant from
                                                                          March  1993 to  March  1996 at Accessor
                                                                          Capital Management LP

----------
*"Interested Person" by virtue of his employment by and/or indirect interest in Accessor Capital.

** J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

     The following table shows the compensation paid by the nine Underlying Funds of Accessor Funds to the Directors during the fiscal year ended December 31, 2000:

                                                   Pension or                               Total
                                Aggregate          Retirement          Estimated       Compensation from
                               Compensation      Benefits Accrued        Annual        the Fund's Paid
                              from Accessor     as part of the        Benefits upon       to Board
                                  Funds          Fund' Expenses        Retirement          Members
                              --------------        --------          ------------        ---------

         Director
J. Anthony Whatley III             None                None               None              None
George G. Cobean III              $15,000              None               None             $15,000
Geoffrey C. Cross                 $15,000              None               None             $15,000

     Directors who are not "interested persons" of Accessor Funds are paid fees of $3,000 per meeting plus out-of-pocket costs associated with attending Board meetings. Directors employed by Accessor Capital have agreed that, if their employment with Accessor Capital is terminated for any reason, and a majority of the remaining Directors of Accessor Funds so request, they will be deemed to have resigned from the Board of Directors at the same time their employment with Accessor Capital terminates. Accessor Fund's officers and employees are paid by Accessor Capital and receive no compensation from Accessor Funds.


                                 CODE OF ETHICS

     Accessor Funds, on behalf of the Funds, has adopted a Code of Ethics, pursuant to Rule 17j-1 of the Investment Company Act,, which establishes standards by which certain covered persons of Accessor Funds must abide relating to personal securities trading conduct. Under the Code of Ethics, covered persons (who include, among others, directors and officers of Accessor Funds and employees of Accessor Funds and Accessor Capital), are generally prohibited from engaging in personal securities transactions with certain exceptions as set forth in the Code of Ethics. The Code of Ethics also contains provisions relating to the reporting of any personal securities transactions, and requires that covered persons shall place the interests of shareholders of Accessor Funds before their own. The Code of Ethics is on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 16, 2001, the following persons were the owners, of record or beneficially, of 5% or more of the shares of the Funds as set forth below:

                                              Growth Fund

                       Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Zions First National Bank                      9.54%      Zions First National Bank                      70.81%
One South Main Street                                     One South Main Street
Salt Lake City, UT 84130                                  Salt Lake City, UT 84130

Charles Schwab & Company                       8.94%      The Trust Company of Sterne Agee & Leach       12.59%
101 Montgomery St.                                        800 Shades Creek Parkway
San Francisco, CA 94104                                   Birmingham, AL 35209

Donaldson, Lufkin, and Jenrette                8.08%      First Interstate Bank                           6.67%
1 Pershing Plaza                                          P.O. Box 30918
Jersey City, NJ 07399                                     Billings, MT 59116

Eastern Bank & Trust Co.                       7.49%
225 Essex Street
Salem, MA 01970

Branch Bank & Trust                            6.69%
P.O. Box 2887
Wilson, NC 27894

Resource Trust Company                         5.79%
900 2nd Ave. South, Suite 300
Minneapolis, MN 59116

National Financial Services Corp               5.37%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                                              Value Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Branch Bank & Trust                           12.71%      Zions First National Bank                      66.23%
P.O. Box 2887                                             One South Main Street
Wilson, NC 27894                                          Salt Lake City, UT 84130

Charles Schwab & Company                      10.63%      The Trust Company of Sterne Agee & Leach       12.66%
101 Montgomery St.                                        800 Shades Creek Parkway
San Francisco, CA 94104                                   Birmingham, AL 35209

Resource Trust Company                         8.58%      First Interstate Bank                           9.80%
900 2nd Ave. South, Suite 300                             P.O. Box 30918
Minneapolis, MN 59116                                     Billings, MT 59116

Eastern Bank & Trust Co.                       8.29%
225 Essex Street
Salem, MA 01970

First Interstate Bank                          6.84%
P.O. Box 30918
Billings, MT 59116

National Financial Services Corp               5.50%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

The Trust Company of Sterne Agee & Leach       5.07%
800 Shades Creek Parkway
Birmingham, AL 35209

Zions First National Bank                      6.59%
One South Main Street
Salt Lake City, UT 84130

                                              Small to Mid Cap Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Community First National Bank                 15.82%      Zions First National Bank                      46.33%
520 Main Street                                           One South Main Street
Fargo, ND 58124                                           Salt Lake City, UT 84130

Charles Schwab & Company                      11.82%      First Commonwealth Trust Company               29.75%
101 Montgomery St.                                        614 Philadelphia Street
San Francisco, CA 94104                                   Indiana, PA 15701

National Financial Services Corp               7.46%      The Trust Company of Sterne Agee & Leach        9.37%
P.O. Box 3908                                             800 Shades Creek Parkway
Church Street Station                                     Birmingham, AL 35209
New York, NY 10008-3908

Branch Bank & Trust                            6.80%
P.O. Box 2887
Wilson, NC 27894

                                              International Equity Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Fleet National Bank                           22.17%      Zions First National Bank                      82.69%
P.O. Box 9280                                             One South Main Street
Rochester, NY 14692                                       Salt Lake City, UT 84130

Community First National Bank                  9.33%
520 Main Street
Fargo, ND 58124

Branch Bank & Trust                            9.30%
P.O. Box 2887
Wilson, NC 27894

Zions First National Bank                      7.39%
One South Main Street
Salt Lake City, UT 84130

                                              High Yield Bond Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Community First National Bank                 49.96%      Zions First National Bank                      94.11%
520 Main Street                                           One South Main Street
Fargo, ND 58124                                           Salt Lake City, UT 84130

Accessor Growth Allocation Fund                9.46%
P.O. Box 1748
Seattle, WA 98111-1748

Accessor Balanced Fund                         7.86%
P.O. Box 1748
Seattle, WA 98111-1748

Henry County Memorial Hospital Foundation      6.78%
1000 North 16th Street
New Castle, IN 47362

Accessor Growth & Income Allocation Fund       5.16%
P.O. Box 1748
Seattle, WA 98111-1748

Accessor Capital Management LP                 5.09%
1420 Fifth Ave, Suite 3600
Seattle, WA 98101

                                              Intermediate Fixed-Income Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Community First National Bank                 25.47%      Zions First National Bank                      60.82%
520 Main Street                                           One South Main Street
Fargo, ND 58124                                           Salt Lake City, UT 84130

Zions First National Bank                     20.81%      First Interstate Bank                          13.41%
One South Main Street                                     P.O. Box 30918
Salt Lake City, UT 84130                                  Billings, MT 59116

Eastern Bank & Trust Co.                       9.04%      The Trust Company of Sterne Agee & Leach       12.75%
225 Essex Street                                          800 Shades Creek Parkway
Salem, MA 01970                                           Birmingham, AL 35209

West Coast Trust                               5.78%
P.O. Box 1012
Salem, OR 97308

The Trust Company of Sterne Agee & Leach       5.78%
800 Shades Creek Parkway
Birmingham, AL 35209

                                              Short-Intermediate Fixed-Income Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Zions First National Bank                     35.67%      Zions First National Bank                      65.24%
One South Main Street                                     One South Main Street
Salt Lake City, UT 84130                                  Salt Lake City, UT 84130

Branch Bank & Trust                           11.32%      The Trust Company of Sterne Agee & Leach       13.19%
P.O. Box 2887                                             800 Shades Creek Parkway
Wilson, NC 27894                                          Birmingham, AL 35209

GreatBanc Trust Company                        7.78%      First Interstate Bank                          11.89%
105 East Galena Blvd.                                     P.O. Box 30918
Aurora, IL 60505                                          Billings, MT 59116

The Trust Company of Sterne Agee & Leach       7.35%
800 Shades Creek Parkway
Birmingham, AL 35209

                                              Mortgage Securities Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Zions First National Bank                     47.54%      Zions First National Bank                      69.53%
One South Main Street                                     One South Main Street
Salt Lake City, UT 84130                                  Salt Lake City, UT 84130

Branch Bank & Trust                           10.71%      The Trust Company of Sterne Agee & Leach       10.29%
P.O. Box 2887                                             800 Shades Creek Parkway
Wilson, NC 27894                                          Birmingham, AL 35209

Community First National Bank                  5.57%      First Interstate Bank                           7.31%
520 Main Street                                           P.O. Box 30918
Fargo, ND 58124                                           Billings, MT 59116

                                              U.S. Government Money Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
Zions First National Bank                     87.26%      Zions First National Bank                      78.80%
One South Main Street                                     One South Main Street
Salt Lake City, UT 84130                                  Salt Lake City, UT 84130

Branch Bank & Trust                            5.37%      The Trust Company of Sterne Agee & Leach       14.10%
P.O. Box 2887                                             800 Shades Creek Parkway
Wilson, NC 27894                                          Birmingham, AL 35209

                                              Accessor Income Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
J. Anthony Whatley III                        76.40%      The Trust Company of Sterne Agee & Leach       95.67%
615 Hillside Drive                                        800 Shades Creek Parkway
Seattle, WA 98112                                         Birmingham, AL 35209

National Financial Services Corp              22.18%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                                              Accessor Income & Growth Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
National Financial Services Corp              72.01%      The Trust Company of Sterne Agee & Leach       80.21%
P.O. Box 3908                                             800 Shades Creek Parkway
Church Street Station                                     Birmingham, AL 35209
New York, NY 10008-3908

J. Anthony Whatley III                        17.03%      Arrowhead Trust                                15.23%
615 Hillside Drive                                        P.O. Box 735
Seattle, WA 98112                                         San Bernadino, CA 92402

Robert J. Harper                               7.53%
4651 Forest Ave SE
Mercer Island, WA 98040

                                              Accessor Balanced Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
National Financial Services Corp              86.59%      The Trust Company of Sterne Agee & Leach       97.26%
P.O. Box 3908                                             800 Shades Creek Parkway
Church Street Station                                     Birmingham, AL 35209
New York, NY 10008-3908

                                              Accessor Growth & Income Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                    Owner
-----                                                    -----
National Financial Services Corp              87.49%     Wilbur Hinton                                   13.24%
P.O. Box 3908                                            1053 Stevenson
Church Street Station                                    Napoleon, OH 43545
New York, NY 10008-3908
                                                         Wilfred W. McDougal                             29.38%
                                                         1719 Greer Drive W.
                                                         Newark, OH 43055

                                                         Kathryn A. Henry                                12.72%
                                                         6880 Falcons Gate Ave.
                                                         Davie, FL 33331

                                                         Vincent P. Montesarchio                         12.38%
                                                         5960 SW 17th Court
                                                         Plantation, FL 33317

                                                         James E. & E. Lavonne Dodge                      7.83%
                                                         1393 N. Overlook Road
                                                         Port Clinton, OH 43452

                                              Accessor Growth Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
National Financial Services Corp              90.40%      The Trust Company of Sterne Agee & Leach       95.93%
P.O. Box 3908                                             800 Shades Creek Parkway
Church Street Station                                     Birmingham, AL 35209
New York, NY 10008-3908

                                              Accessor Aggressive Growth Allocation Fund
                        Advisor Class                                               Investor Class
Owner                                                     Owner
-----                                                     -----
National Financial Services Corp              88.29%      The Trust Company of Sterne Agee & Leach       99.71%
P.O. Box 3908                                             800 Shades Creek Parkway
Church Street Station                                     Birmingham, AL 35209
New York, NY 10008-3908



     As of April 16, 2001, none of the Directors and officers of Accessor Funds, as a group, beneficially owned more than 1% of the shares of each Fund except in the following Funds: (1) 76.40% of the Accessor Income Allocation Fund - Advisor Class; (2) 24.56% of the Accessor Income & Growth Allocation Fund - Advisor Class; (3) 4.90% of the Accessor Balanced Allocation Fund - Advisor Class; and
(4) 2.69% of the Accessor Aggressive Growth Allocation Fund - Advisor Class.



If a meeting of the shareholders were called, the above-listed shareholders, if voting together, may, as a practical matter, have sufficient voting power to exercise control over the business, policies and affairs of Accessor Funds and, in general, determine certain corporate or other matters submitted to the shareholders for approval, such as a change in the Funds' investment policies, all of which may adversely affect the NAV of a Fund. As with any mutual fund, certain shareholders of a Fund could control the results of voting in certain instances. For example, a vote by certain majority shareholders changing the Fund's investment objective could result in dissenting minority shareholders withdrawing their investments and a corresponding increase in costs and expenses for the remaining shareholders.

                     INVESTMENT ADVISORY AND OTHER SERVICES

SERVICE PROVIDERS

     The Funds' day-to-day operations are performed by separate business organizations under contract to Accessor Funds. The principal service providers are:

      Manager, Administrator, Transfer Agent,              Accessor   Capital
     Registrar and Dividend Disbursing Agent              Management LP

     Custodian and Fund Accounting Agent                  Fifth Third Bank, N.A.


     Money Managers                                       Seven professional
                                                          discretionary
                                                          investment management
                                                          organizations  and
                                                          Accessor   Capital
                                                          Management LP

     Manager, Administrator, Transfer Agent, Registrar and Dividend Disbursing Agent. Accessor Capital is the manager and administrator of Accessor Funds, pursuant to a Management Agreement with the Underlying Funds and a Management Agreement with the Allocation Funds. Accessor Capital provides or oversees the provision of all general management, administration, investment advisory and portfolio management services for Accessor Funds. Under each Management Agreement Accessor Capital provides Accessor Funds with office space and equipment, and the personnel necessary to operate and administer each Fund's business and to supervise the provision of services by third parties such as the Money Managers and Fifth Third Bank that serves as the Custodian and Fund Accounting Agent. Accessor Capital also develops the investment programs for the Funds, selects Money Managers (subject to approval by the Board of Directors), allocates assets among Money Managers, monitors the Money Managers' investment programs and results, and may exercise investment discretion over the Funds and assets invested in the Funds' liquidity reserves, or other assets not assigned to a Money Manager. Accessor Capital currently invests all the assets of the U.S. Government Money Fund. Accessor Capital also acts as the Transfer Agent, Registrar and Dividend Disbursing Agent for Accessor Funds and provides certain administrative and compliance services to Accessor Funds.

     Under the Management Agreement, Accessor Capital has agreed not to withdraw from Accessor Funds the use of Accessor Funds' name. In addition, Accessor Capital may not grant the use of a name similar to that of Accessor Funds to another investment company or business enterprise without, among other things, first obtaining the approval of Accessor Funds' shareholders.


     A Management Agreement containing the same provisions as the initial contract but also providing for payment to Accessor Capital by the Underlying Funds of a management fee was approved by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement on June 17, 1992, by the shareholders of the Growth Fund, Value Fund (formerly referred to as Value and Income Portfolio), Small to Mid Cap Fund (formerly referred to as the Small Cap Portfolio) and International Equity Fund on June 17, 1992, and by the shareholders of the Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund and U.S. Government Money Fund on August 3, 1992 and the sole shareholder of the High Yield Bond Fund on May 1, 2000. The Management Agreement has been renewed by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement each year, most recently on May 18, 2000.


     The Management Agreement with the Allocation Funds was approved by the Board of Directors including all of the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect financial interest in the Management Agreement on November 16, 2000, and by the shareholders of the Allocation Funds on December 27, 2000.


     Accessor Capital entered into an Expense Subsidy Agreement with Accessor Funds with respect to the Allocation Funds. Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds' expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds; there is no assurance that the Commission will grant the exemptive order. To the extent that these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to pay the expenses of the Allocation Funds for the fiscal years ended December 31, 2000 through 2003.


     On July 28, 2000 certain changes were made in the direct and indirect ownership interests and structure of Accessor Capital. As a result of these changes, the general partners of Accessor Capital are: Northwest Advisers, Inc.; Bennington Management Associates, Inc.; and Accessor Capital Corporation, all of which are Washington corporations owned solely or predominantly by J. Anthony Whatley III and the key management personnel of Accessor Capital. Zions Investment Management, Inc., a wholly-owned subsidiary of Zion's First National Bank, N.A., is the sole limited partner of Accessor Capital. Effective August 3, 2000, Accessor Capital Corporation is the managing general partner of Accessor Capital; J. Anthony Whatley III controls Accessor Capital Corporation. The officers and directors of Accessor Capital Corporation who are also officers and/or directors of Accessor Funds, Inc. are: J. Anthony Whatley III, Ravindra
A. Deo and Robert J. Harper. The mailing address of Accessor Capital is 1420 Fifth Avenue, Suite 3600, Seattle, Washington 98101.

     Accessor Capital's Fees. The schedule below shows fees payable to Accessor Capital as manager and administrator of Accessor Funds, pursuant to the Management Agreements between Accessor Capital and Accessor Funds. Each Fund pays Accessor Capital a fee equal on an annual basis to the following percentage of the Fund's average daily net assets. In addition to the Management Fee paid to Accessor Capital, the Allocation Funds bear their pro rata portion of the fees and expenses of the Underlying Funds, including the Management Fees described below.

            MANAGEMENT FEE SCHEDULE FOR PAYMENTS TO ACCESSOR CAPITAL

                                                  Management Fee (as a
                                                  Percentage of average
           Accessor Fund                            daily net assets)
           -------------                            -----------------

           Growth                                           0.45%
           Value                                            0.45%
           Small to Mid Cap                                 0.60%
           International Equity                             0.55%
           High Yield Bond                                  0.36%
           Intermediate Fixed-Income                        0.36%
           Short-Intermediate Fixed-Income                  0.36%
           Mortgage Securities                              0.36%
           U.S. Government Money                            0.25%
           Income Allocation                                0.10%
           Income & Growth Allocation                       0.10%
           Balanced Allocation                              0.10%
           Growth & Income Allocation                       0.10%
           Growth Allocation                                0.10%
           Aggressive Growth Allocation                     0.10%



                    MANAGEMENT FEES PAID TO ACCESSOR CAPITAL

     For the period ended December 31 Accessor Capital has received the following fees under its Management Agreement with each Fund:

         Accessor Fund                         1998            1999             2000
         -------------                         ----            ----             ----

         Growth                              $549,085       $1,310,281       $1,676,111
         Value                               $517,550         $705,469         $797,747
         Small to Mid Cap                  $1,212,941       $2,297,839       $2,803,784
         International Equity                $923,305       $1,114,306       $1,378,782
         High Yield Bond                          N/A              N/A          $51,531
         Intermediate Fixed-Income           $188,648         $225,487         $235,148
         Short-Intermediate Fixed-Income     $169,201         $199,249         $218,234
         Mortgage Securities                 $490,887         $580,614         $524,033
         U.S. Government Money               $175,047         $722,217       $1,123,195
         Income Allocation                      N/A              N/A               $7
         Income & Growth Allocation             N/A              N/A              $21
         Balanced Allocation                    N/A              N/A              $43
         Growth & Income Allocation             N/A              N/A               $3
         Growth Allocation                      N/A              N/A              $63
         Aggressive Growth Allocation           N/A              N/A              $61

     Accessor Capital provides transfer agent, registrar and dividend disbursing agent services to each Fund pursuant to a Transfer Agency Agreement between Accessor Capital and Accessor Funds. Sub-transfer agent and compliance services previously provided by Accessor Capital under the Sub-Administration Agreement are provided to the Funds under the Transfer Agency Agreement. Accessor Capital also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Accessor Capital receives (i) a fee equal to 0.15% of the average daily net assets of the Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Fund and 0.13% of the average daily net assets of the High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund and U.S. Government Money Fund of Accessor Funds, and (ii) a transaction fee of $0.50 per transaction. No transfer agency fee is charged to the Allocation Funds directly. Accessor Capital is also reimbursed by Accessor Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. The table below contains the fees paid to Accessor Capital for the fiscal years ended December 31.

                  TRANSFER AGENT FEES PAID TO ACCESSOR CAPITAL

    Fund                                   1998*         1999             2000**
    ----                                   ----          ----             ----

    Growth                               $165,221       $386,033        $494,852
    Value                                $152,446       $209,546        $237,234
    Small to Mid Cap                     $266,187       $506,349        $617,961
    International Equity                 $218,581       $268,040        $331,821
    High Yield Bond                           N/A            N/A         $19,400
    Intermediate Fixed-Income             $69,981        $84,973         $89,280
    Short-Intermediate Fixed-Income       $62,513        $74,826         $82,283
    Mortgage Securities                  $179,824       $215,051        $195,066
    U.S. Government Money                 $91,888       $378,323        $588,361

    -------------------

     *The Transfer Agent Agreement was amended February 19, 1998, to increase the annual fee from 0.12% to 0.13%.
     **The Transfer Agent Agreement was amended February 26, 2001, to increase the annual fee of the Growth Fund, Value Fund, Small to Mid Cap Fund and International Equity Funds from 0.13% to 0.15%, effective May 1, 2001.


     Custodian and Fund Accounting Agent. The Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, ("Fifth Third") a banking company organized under the laws of the State of Ohio, has acted as Custodian of the Underlying Funds' assets since October, 1996, and the Allocation Funds' assets since December, 2000. Through an agreement between Fifth Third and Accessor Funds, Fifth Third may employ sub-custodians outside the United States which have been approved by the Board of Directors. Fifth Third holds all portfolio securities and cash assets of each Fund and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third is paid by the Funds an annual fee and also is reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Fifth Third acts as Custodian for investors of the Funds with respect to the individual retirement accounts ("IRA Accounts"). Fifth Third also provides basic recordkeeping required by each of the Funds for regulatory and financial reporting purposes. Fifth Third is paid by the Funds an annual fee plus specified transactions costs per Fund for these services, and is reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.


     Independent Auditors. Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, IL 60601, serves as each Fund's independent auditor and in that capacity audits the Funds' annual financial statements.


     Fund Counsel. Kirkpatrick & Lockhart LLP, 75 State Street, Boston, Massachusetts 02109.

     Money Managers. Currently, Accessor Capital invests all of the assets of the U.S. Government Money Fund and the Allocation Funds. Each other Fund of Accessor Funds currently has one Money Manager investing all or part of its assets. Accessor Capital may also invest each Fund's liquidity reserves, and all or any portion of the Fund's other assets not assigned to a Money Manager.

     The Money Managers selected by Accessor Capital have no affiliation with or relationship to Accessor Funds or Accessor Capital other than as discretionary managers for each Fund's assets. In addition, some Money Managers and their affiliates may effect brokerage transactions for the Funds. See "Fund Transaction Policies--Brokerage Allocations."

     Revised Money Manager Agreements for the Growth, Value, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Funds containing the same terms and conditions as the former agreements for those portfolios, except for a change in the method of calculating the fees paid to the Money Managers, were approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreements, on May 17, 1993 and by the shareholders of those portfolios on September 1, 1993.


     The Revised Money Manager Agreement for the International Equity Fund was approved by the Board of Directors, including all Directors who are not "interested persons" and who have no direct or indirect interest in the Money Manager Agreements, on May 17, 1993. The Money Manager Agreement for the International Equity Fund was approved by the sole shareholder as of September 30, 1994 and following the initial two year period was reviewed annually by the Board of Directors. An Amended Agreement was approved by the Board of Directors on August 19, 1999, effective September 1, 1999. A new Money Manager Agreement for the International Equity Fund, in connection with the change of control of Nicholas-Applegate Capital Management, was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on January 19, 2001 at a special meeting of the Board of the Board of Directors called for that purpose. The Money Management Agreement is effective January 31, 2001 for a period of one year. Following the initial one-year period the Money Manager Agreement is reviewed annually by the Board of Directors.


     A new Money Manager Agreement for the Mortgage Securities Fund providing for the change of ownership of BlackRock was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on November 10, 1994, and by the shareholders of the Mortgage Securities Fund at a Special Meeting of Shareholders held on January 27, 1995, and following the initial two year period is reviewed annually by the Board of Directors, most recently at a meeting on February 26, 2001, and renewed for the forthcoming year.

     A new Money Manager Agreement for the Small to Mid Cap Fund in connection with a change in Money Manager to Symphony Asset Management, Inc. was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on June 15, 1995, and by the shareholders of the Small to Mid Cap Fund at a Special Meeting of Shareholders held on August 15, 1995, and following the initial two year period was reviewed annually by the Board of Directors. A new Money Manager Agreement for the Small to Mid Cap Fund in connection with the modification of the fee structure for the Money Manager was approved by the shareholders of the Small to Mid Cap Fund at a Special Meeting of Shareholders held on April 30, 1998. The new Money Manager Agreement was among Accessor Funds, Accessor Capital and Symphony Asset Management LLC ("Symphony LLC") and was effective as of July 1, 1998, for a period of one year. Following the initial one-year period the Money Manager Agreement is reviewed annually by the Board of Directors, most recently at a meeting on May 18, 2000. A new Money Manager Agreement for the Small to Mid Cap Fund was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on May 14, 2001, in connection with the change of Money Manager to SSgA Funds Management, Inc.

     A new Money Manager Agreement for the Value Fund in connection with the change of ownership of Martingale Asset Management L.P. ("Martingale") was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on June 15, 1995, and by the shareholders of the Value Fund at a Special Meeting of Shareholders held on August 15, 1995, and following the initial two year period was reviewed annually by the Board of Directors. On November 16, 2000, the Board of Directors approved a new Money Manager Agreement, effective January 10, 2001, for the Value Fund in connection with a change in Money Manager to Wellington Management Company, LLP at a meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement. Following the initial two-year period, the Money Manager Agreement will be reviewed annually by the Board of Directors.

     A Money Manager Agreement effective July 21, 1997, for the Growth Fund in connection with a change in Money Manager to Geewax, Terker & Company was approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on June 7, 1997. The Money Manager Agreement following the initial two-year period was reviewed annually by the Board of Directors. A Money Manager Agreement for the Growth Fund was approved by the Board of Directors on September 8, 1999, at a special meeting called for that purpose. On February 4, 2000, the Board of Directors approved a new Money Manager Agreement, effective March 15, 2000, for the Growth Fund in connection with a change in Money Manager to Chicago Equity Partners Corp. at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement. The Money Manager Agreement following the initial two-year period will be reviewed annually by the Board of Directors. As the result of a change of control of the ownership of Chicago Equity Partners Corp., Chicago Equity Partners Corp. became Chicago Equity Partners LLC. The Board of Directors approved an identical Money Manager Agreement with Chicago Equity Partners LLC effective May 1, 2000.

     The Money Manager Agreements for the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund were terminated by the Board of Directors on February 19, 1998, effective May 1, 1998. Accessor Capital invested all of the assets of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Funds from May 1, 1998, through September 20, 1998. New Money Manager Agreements effective September 21, 1998, for the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Funds in connection with a change in Money Managers to Cypress Asset Management were approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreements on September 9, 1998. The Money Manager Agreement following the initial two-year period will be reviewed annually by the Board of Directors.


     A Money Manager Agreement among Accessor Capital, Accessor Funds on behalf of the High Yield Bond Fund and Financial Management Advisors, effective May 1, 2000, was approved by the Board of Directors at a special meeting of the Board of Directors called for that purpose, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on February 4, 2000. The Money Manager Agreement following the initial two-year period will be reviewed annually by the Board of Directors.

     Listed below are the current Money Managers selected by Accessor Capital to invest each Fund's assets:

     Chicago Equity Partners LLC, ("Chicago Equity Partners") a Delaware LLC operating as a registered investment advisor under the Investment Advisers Act of 1940, as amended (the "Investment Advisors Act") is the Money Manager of the Growth Fund. Chicago Equity LLC is owned by James D. Miller (20%), Patrick C. Lynch (20%), Robert H. Kramer (20%), David C. Coughenour (20%), and David R. Johnsen (20%), all officers and employees of Chicago Equity LLC. Chicago Equity Partners expects to maintain a well-diversified portfolio of stocks in the Growth Fund, holding market representation in all major economic sectors. The Money Manager utilizes a team approach in managing their portfolios. They use a disciplined, structured investment process to identify stocks that have a higher probability of outperforming peer companies. These stocks tend to have strong earnings growth and trade at reasonable multiple as compared to their peers.
Once the highest ranked stocks are identified, the Money Manager builds portfolios that resemble the benchmark in terms of major risk components like industry and sector weight and market capitalization. Until March 15, 2000, Geewax, Terker & Company ("Geewax Terker"), a Pennsylvania general partnership whose general partners are John J. Geewax and Bruce Terker, was the Money Manager for the Growth Fund. As of December 31, 2000, Chicago Equity Partners managed assets of approximately $8.37 billion.

     Effective January 10, 2001, Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership and registered investment adviser is the Money Manager for the Value Fund. Wellington
Management is one of America's oldest and largest independent investment management firms, tracing its origin to 1928. Wellington Management's exclusive focus is on the investment management of portfolios for corporate and public retirement plans, insurance entities, endowments, mutual funds, variable annuities, and investment partnerships around the world. Today, Wellington Management serves as investment adviser to more than 400 institutional clients and over 100 mutual fund portfolios covering a wide range of investment styles. Wellington Management's approach to managing the Value Fund combines both proprietary fundamental research and quantitative valuation analysis in a disciplined, structured framework. The Fund is constructed to maximize the expected outperformance relative to the S&P 500/BARRA Value Index based on the combined "rating" of Wellington Management's fundamental and quantitative analyses, while minimizing the tracking risk versus the benchmark. Over the long run, the Fund will be close to neutral relative to the benchmark in terms of investment style, industry and capitalization range. The portfolio construction process explicitly focuses on active stock selection decisions versus the benchmark so that tracking risk is managed and unintended exposures are minimized. Securities are sold when Wellington Management believes that the investment has achieved its intended purpose, when upside potential is considered limited, or when more attractive opportunities are available. Doris Dwyer Chu, Vice President, is responsible for the day-to-day management of the Value Fund. As of December 31, 2000, Wellington Management managed discretionary assets of approximately $274.0 billion.

     Prior to Wellington Management, Martingale Asset Management, L.P. ("Martingale") was the Money Manager for the Value Fund from inception until January 9, 2001. Martingale is a Delaware limited partnership, which consists of two general partners, Martingale Asset Management Corporation ("MAMC"), a Massachusetts corporation and CMMAM, LLC , and seven limited partners. CMMAM, a Delaware limited liability corporation, is owned 33% by Commerzbank AG
("Commerzbank"), 1% by Commerz US Holding, Inc., a Delaware corporation (a wholly-owned subsidiary of Commerzbank) and 66% by Montgomery Asset Management, LLC, a Delaware limited liability corporation that is owned 86.02% by Commerzbank. Arnold S. Wood and William E. Jacques each own 32.26% of MAMC and are active in the management of the firm.

     Symphony Asset Management LLC ("Symphony") is the Money Manager of the Small to Mid Cap Fund. Symphony is registered with the SEC as an investment advisor under the Investment Advisers Act., Symphony is organized as a California limited liability company and owned 50% by Symphony Asset Management Inc. ("Symphony Inc.") and 50% by Maestro LLC, a California limited liability company. Symphony Inc., the Money Manager of the Small to Mid Cap Fund from September 15, 1995 until June 30, 1998, is registered as an investment adviser under the Investment Advisers Act. Symphony Inc. is a wholly-owned subsidiary of BARRA, Inc. ("BARRA"), a California corporation, which is registered under the Investment Advisers Act as an investment adviser and with the California Department of Corporations, and as a publicly traded corporation under Section 12(g) of the Securities Exchange Act of 1934, as amended. BARRA is one of the world's leading suppliers of analytical financial software and has pioneered many of the techniques used in systematic investment management, including active management based on so-called factor return predictions. Maestro LLC is owned by Jeffrey L. Skelton, Neil L. Rudolph, Praveen K. Gottipalli and Michael
J. Henman, each of who hold management roles with Symphony LLC.

     Symphony is an investment management firm dedicated to exploiting information inefficiencies in global financial markets. Symphony has developed an approach to investing that combines the qualities of both systematic and traditional investment management. Symphony's process begins with a factor-return-based valuation model identifying securities that are relatively under- or over-valued. Symphony's factor model is the product of a decade of work by BARRA's active strategies group. As of December 31, 2000, Symphony managed assets of approximately $4.7 billion.

     Effective June 1, 2001, SSgA Funds Management, Inc. ("SSgA") will serve as Money Manager for the Small to Mid Cap Fund. SSgA is a recently created subsidiary of State Street Corporation and is registered as an investment adviser with the Securities and Exchange Commission. SSgA is one of the State Street Global Advisors companies. State Street Global Advisors comprises all of the investment management activities of State Street Corporation and its affiliates. SSgA utilizes the services of employees who are also employees of State Street Global Advisors. SSgA expects to maintain a well-diversified portfolio of stocks in the Small to Mid Cap Fund, holding market representation in all major economic sectors. SSgA uses a disciplined, structured investment process to identify stocks that have a higher probability of outperforming peer companies. These stocks tend to have strong earnings value and trade at reasonable multiples as compared to their peers. Once the highest ranked stocks are identified, SSgA builds portfolios that resemble the benchmark in terms of major risk components like industry and sector weight and market capitalization. As of May 15, 2001, SSgA manages approximately $50 billion in assets. As of March 31, 2001, the State Street Global Advisors companies manage approximately $720.5 billion in assets.

     Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the Money Manager for the International Equity Fund. Nicholas-Applegate, a California limited partnership, is a registered investment adviser whose sole general partner is MacIntosh LLC, a Delaware limited liability company, which is owned and controlled by Allianz of America, Inc. a wholly owned subsidiary of Allianz AG, a publicly traded German company and a leading global financial services company, which, together with its subsidiaries, comprise one of the world's largest insurance groups (the "Allianz Group"). The Allianz Group currently has assets under management of approximately $690 billion. Nicholas-Applegate's investment approach reflects a focus on individual security selection. Nicholas-Applegate integrates fundamental and quantitative analysis to exploit the inefficiencies within international markets. The firm's bottom-up approach drives the portfolio toward issues demonstrating positive fundamental change, evidence of sustainability and timeliness. As of December 31, 2000, Allianz AG and its subsidiaries managed assets of approximately $354 billion.


     BlackRock Financial Management, Inc. ("BlackRock") is the Money Manager of the Mortgage Securities Fund. BlackRock is an indirect, wholly-owned subsidary of BlackRock, Inc., which trades on the New York Stock Exchange under the symbol BLK. Approximately 14% of BlackRock, Inc.'s stock is held by the public, while employees own 16% and a subsidary of The PNC Financial Services Group, Inc. ("PNC") holds 70%. PNC, headquartered in Pittsburgh, in one of the nation's largest diversified financial services organizations providing regional banking, corporate banking, real estate finance, asset-based lending, wealth management, asset management and global fund services. BlackRock's investment strategy and decision-making process emphasize: (i) duration targeting, (ii) relative value sector and security selection, (iii) rigorous quantitative analysis to evaluate securities and portfolios, (iv) intense credit analysis and (v) judgment of experienced portfolio managers. Funds are managed in a narrow band around a duration target determined by the client. Specific investment decisions are made using a relative value approach that encompasses both fundamental and technical analysis. In implementing its strategy, BlackRock utilizes macroeconomic trends, supply/demand analysis, yield curve structure and trends, volatility analysis, and security specific option-adjusted spreads. BlackRock's Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through funds and institutional accounts with combined total assets at December 31, 2000, of approximately $204 billion.


     Cypress Asset Management ("Cypress"), a California corporation and registered investment advisor under the Investment Advisors Act and with the State of California, is the Money Manager of the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund. Cypress is owned by Mr. Xavier Urpi, President and Chief Executive Officer. The Money Manager's strategy for both the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund is to use sector rotation and to overweight the most attractive and highest yielding sectors of the Lehman Brothers Government/Credit Index and the Lehman Brothers Government/Credit 1-5 Years Index, respectively. Cypress' strength and focus is on analyzing each individual security to target undervalued opportunities. Specifically, Cypress looks to add incremental return over an index while controlling duration, convexity and yield curve risk. As of December 31, 2000, Cypress managed assets of approximately $540 million.

     Financial Management Advisers, Inc. ("FMA"), a California corporation, was founded in 1985. FMA is a registered investment adviser under the Investment Advisors Act and has filed the appropriate Notice with the State of California. FMA is owned 88% by Kenneth and Sandra Malamed and 12% owned by employees of FMA. FMA's high yield fixed income investment strategy seeks as its primary objective high current yield by investing primarily in lower-ranked, high-yield corporate debt securities, commonly referred to as "junk bonds". Because FMA views high-yield bonds as "stocks with a coupon", FMA's high yield investment analysis combines input from both the equity and fixed-income sectors. FMA looks at fundamental research prepared by its team of fixed income and equity analysts, spreadsheets on company specifics prepared by FMA and information from other available sources. FMA begins its investment process with a traditional top-down analysis, using a team approach. On a monthly basis, FMA determines what it believes to be the main drivers of the economy, and consequently, which sectors of the economy should be weighted more heavily in the Fund. FMA then compares the sector allocations of the Fund to the Lehman Brothers U.S. Corporate High Yield Index to determine whether the Fund is consistent with FMA's investment policy and what sectors should be targeted for new research. In addition, the Fund will be diversified across industries. In selecting individual issues, FMA emphasizes bottom-up fundamental analysis, including the examination of industry position, cash flow characteristics, asset protection, liquidity, management quality and covenants. FMA also considers the enterprise value compared with the total debt burden. Assets under management as of December 31, 2000 were approximately $1.8 billion.


                              MONEY MANAGERS' FEES

     The Money Managers have received the following fees pursuant to their respective Money Manager Agreements, for the past three fiscal years ended December 31:

  Fund                                  Money Manager                 1998            1999            2000
  ----                                  -------------                 ----            ----            ----
 Growth(1)                             Chicago Equity Partners        N/A             N/A           $589,990
                                        Geewax, Terker               $244,362        $895,908        $193,726
  Value                                 Martingale                   $367,420        $486,633        $219,218
  Small to Mid Cap                      Symphony                     $758,733      $1,608,476      $1,896,144
  International Equity                  Nicholas-Applegate         $1,007,245      $1,191,635      $1,402,614
  High Yield Bond                       FMA                            N/A             N/A         $21,471
  Intermediate Fixed-Income(2)          Cypress                        $6,298         $25,118         $13,063
                                        Smith Barney                  $27,434          N/A             N/A
  Short-Intermediate Fixed-Income(3)    Cypress                        $5,494         $22,139         $12,123
                                        Bankers Trust                 $22,094          N/A             N/A
  Mortgage Securities                   BlackRock                    $313,614        $370,950        $334,800
  U.S. Government Money                 Accessor Capital(4)                $0              $0              $0

------------------

(1) From July 22, 1997, until March 15, 2000, Geewax, Terker & Company was the Money Manager for the Growth Fund. Beginning on March 16, 2000, Chicago Equity Partners became the Money Manager for the Growth Fund and received pro-rated fees from that date.
(2) Until April 30, 1998, Smith Barney was the Money Manager for the Intermediate Fixed-Income Fund and received fees until that date. Beginning on May 1, 1998, Accessor Capital invested the assets of the Intermediate Fixed-Income Fund. No Money Manager fees were paid to Accessor Capital. Effective September 21, 1998, Cypress Asset Management was appointed as Money Manager for the Intermediate Fixed-Income Fund.
(3) Until April 30, 1998, Bankers Trust was the Money Manager for the Short-Intermediate Fixed-Income Fund and received fees until that date. Beginning on May 1, 1998, Accessor Capital invested the assets of the Short-Intermediate Fixed-Income Fund. No Money Manager fees were paid to Accessor Capital. Effective September 21, 1998, Cypress Asset Management was appointed a Money Manager for the Short-Intermediate Fund.
(4)  Accessor Capital does not receive a Money Manager fee.

     Money Manager Fees. The fees paid to the Money Manager of an Underlying Fund are paid pursuant to a Money Manager Agreement among Accessor Funds on behalf of the individual Fund, Accessor Capital and the Money Manager. The fees are based on a percentage of the assets of the Underlying Fund and the performance of the Underlying Fund compared to a benchmark index after a specific number of complete calendar quarters of management by the Money Manager. Each Fund seeks to invest so that its investment performance equals or exceeds the total return performance of a relevant index (each a "Benchmark Index" and collectively the "Benchmark Indices"), set forth below. See Appendix A of the Prospectuses for a description of the Benchmark Indices.

     For the first five complete calendar quarters managed by a Money Manager of each Underlying Fund (except the U.S. Government Money Fund), such Fund will pay its respective Money Manager on a monthly basis based on the average daily net assets of the Fund managed by such Money Manager, as set forth in their respective Money Manager Agreements. With the exception of the Growth Fund whose Money Manager commenced operations on March 16, 2000, the High Yield Bond Fund whose Money Manager commenced operations on May 1, 2000, and the Money Manager for the Value Fund whose Money Manager commenced operations on January 10, 2001, the Money Managers for the Small to Mid Cap, International Equity, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Funds have completed five calendar quarters. During the first five calendar quarters of management, the Money Manager Fee has two components, the "Basic Fee" and "Fund Management Fee." The Money Managers for the Growth Fund and the Value Fund will earn an annual fee of 0.20%, which includes a 0.10% Basic Fee and a 0.10% Fund Management Fee. The Money Manager for the High Yield Bond Fund will earn an annual fee of 0.15%, which includes a 0.07% Basic Fee and a 0.08% Fund Management Fee.Effective June 1, 2001, SSgA will serve as the Money Manager of Small to Mid Cap Fund. For the first five complete calendar quarters of management of the Account by the Money Manager, Accessor Funds will pay the Money Manager on a quarterly basis at the following annual fund management fee of 0.20% applied to the average daily net assets of the Account.

     Commencing with the sixth calendar quarter of management by a Money Manager of an operating Fund, such Fund will pay its Money Manager based on a percentage of the assets of the Underlying Fund and the performance of the Underlying Fund compared to a benchmark index pursuant to the "Money Manager Fee Schedule From A Money Manager's Sixth Calendar Quarter Forward." The Money Manager's Fee commencing with the sixth quarter consists of two components, the "Basic Fee" and "Performance Fee," with the exception of the Small to Mid Cap Fund, which does not pay a Basic Fee to the Money Manager.

                   MONEY MANAGER FEE SCHEDULE FROM A MANAGER'S
                  SIXTH CALENDAR QUARTER OF MANAGEMENT FORWARD


                                          Average Annualized
                             Basic     Performance Differential                                       Annualized
Fund                          Fee      vs. The Applicable Index                                     Performance Fee

Growth  and                  0.10%     greater than or equal to 2.00%                                    0.22%
Value                                  greater than or equal to 1.00% and less than 2.00%                0.20%
                                       greater than or equal to 0.50% and less than 1.00%                0.15%
                                       greater than or equal to 0.00% and less than 0.50%                0.10%
                                       greater than or equal to -0.50% and less than 0.00%               0.05%
                                       less than -0.50%                                                  0.00%

Small to Mid Cap             N/A       greater than or equal to 3.00%                                    0.42%
                                       greater than or equal to 2.00% and less than 3.00%                0.35%
                                       greater than or equal to 1.00% and  less than 2.00%               0.30%
                                       greater than or equal to 0.50% and  less than 1.00%               0.25%
                                       greater than or equal to 0.00% and  less than 0.50%               0.20%
                                       greater than or equal to -0.50% and  less than 0.00%              0.15%
                                       greater than or equal to -1.00% and less than -0.50%              0.10%
                                       greater than or equal to -1.50% and less than -1.00%              0.05%
                                       less than -1.50%                                                  0.00%

International Equity         0.20%(1)  greater than or equal to 4.00%                                    0.40%
                                       greater than or equal to 2.00% and less than 4.00%                0.30%
                                       greater than or equal to 0.00% and less than 2.00%                0.20%
                                       greater than or equal to -2.00% and less than 0.00%               0.10%
                                       less than -2.00%                                                  0.00%

Intermediate Fixed-Income    0.02%     greater than 0.70%                                                0.15%
and Short-Intermediate                 greater than 0.50% and less than or equal to 0.70%                0.05% plus 1/2 (P-0.50%)(2)
Fixed-Income                           greater than or equal to 0.35% and less than or equal to 0.50%    0.05%
                                       less than 0.35%                                                   0.00%

High Yield Bond              0.07%     greater than 2.00%                                                0.22%
                                       greater than 1.50% and less than or equal to  2.00%               0.20%
                                       greater than 1.00% and less than or equal to 1.50%                0.16%
                                       greater than 0.50% and less than or equal to 1.00%                0.12%
                                       greater than -0.50% and less than or equal to 0.50%               0.08%
                                       greater than -1.00% and less than or equal to -0.50%              0.04%
                                       less than or equal to -1.00%                                      0.00%

Mortgage Securities          0.07%     greater than or equal to 2.00%                                    0.18%
                                       greater than or equal to 0.50% and less than 2.00%                0.16%
                                       greater than or equal to 0.25% and less than 0.50%                0.12%
                                       greater than or equal to -0.25% and less than 0.25%               0.08%
                                       greater than or equal to -0.50% and less than -0.25%              0.04%
                                       less than -0.50%                                                  0.00%
------------

(1) The basic fee is equal to an annual rate of 0.20% of the International Equity Fund's average daily net assets up to a maximum of $400,000 annualized.

(2) P=Performance.  Example:  If Cypress outperforms the benchmark index by 0.60%, the fee would be calculated as
[0.02% basic fee + 0.05% Performance Fee + {0.60%-0.50%/2}]=0.12%.


The fee based on annualized performance will be adjusted each quarter and paid monthly based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the "Benchmark Indices" set forth below, which may be changed only with the approval of the Board of Directors (shareholder approval is not required). During times Accessor Capital invests directly the assets of any Underlying Fund, it uses the same benchmark indices that a Money Manager would use. A description of each benchmark index is contained in Appendix A of the Prospectuses. For example, as long as the Growth or Value or the Mortgage Securities Funds' performance either exceeds the index, or trails the index by no more than 0.50%, a Performance Fee will be paid to the applicable Money Manager. As long as Small to Mid Cap Fund's performance either exceeds the index, or trails the index by no more than 1.50%, a Performance Fee will be paid to the Money Manager. As long as the International Equity Fund's performance either exceeds the index, or trails the index by no more than 2%, a Performance Fee will be paid to the Money Manager. A Money Manager's performance is measured on the portion of the assets of its respective Fund managed by it (the "Account"), which excludes assets held by Accessor Capital for circumstances such as redemptions or other administrative purposes.


                                BENCHMARK INDICES

     Fund                                        Index

     Growth                                 S&P/BARRA Growth Index
     Value                                  S&P/BARRA Value Index
     Small to Mid Cap                       Wilshire 4500(1)
     International Equity                   Morgan Stanley Capital International
                                                EAFE(R)+ EMF Index(2)
     High Yield Bond                        Lehman Brothers U.S. Corporate High
                                                Yield Index
     Intermediate Fixed-Income              Lehman Brothers Government/Credit
                                                Index
     Short-Intermediate Fixed-Income        Lehman Brothers Government/Credit
                                                1-5 Year Index
     Mortgage Securities                    Lehman Brothers Mortgage-Backed
                                                Securities Index

     (1) Prior to October 1995, the BARRA Institutional Small Index was used. Starting October 1995, the Wilshire 4500 Index is used.

     (2) Through the close of business on April 30, 1996, the benchmark index used for the International Equity Fund was the Morgan Stanley Capital International EAFE(R) Index. Effective May 1, 1996, the benchmark index is the Morgan Stanley Capital International EAFE(R) + EMF Index.


     From the sixth to the 14th calendar quarter of investment operations, each Money Manager's performance differential versus the applicable index is recalculated at the end of each calendar quarter based on the Money Manager's performance during all calendar quarters since commencement of investment operations except that of the immediately preceding quarter. Commencing with the 14th calendar quarter of investment operations, a Money Manager's average annual performance differential will be recalculated based on the Money Manager's performance during the preceding 12 calendar quarters (other than the immediately preceding quarter) on a rolling basis. A Money Manager's performance will be calculated by Accessor Capital in the same manner that the total return performance of the Fund's index is calculated, which is not the same method used for calculating the Fund's performance for advertising purposes as described under "Calculation of Fund Performance." See Appendix B to this Statement of Additional Information for a discussion of how performance fees are calculated.


     The "performance differential" is the percentage amount by which the Account's performance is greater than or less than that of the relevant index. For example, if an index has an average annual performance of 10%, an Equity Fund Account's average annual performance would have to be equal to or greater than 12% for the Money Manager to receive an annual performance fee of 0.22% (i.e., the difference in performance between the Account and the index must be equal to or greater than 2% for an equity portfolio Money Manager to receive the maximum performance fee.) Because the maximum Performance Fee for the Domestic Equity (except Small to Mid Cap) and Bond Funds applies whenever a Money Manager's performance exceeds the index by 2.00% (3.00% for Small to Mid Cap) or more, the Money Managers for those Funds could receive a maximum Performance Fee even if the performance of the Account is negative. Also, because the maximum Performance Fee for the International Equity Fund applies whenever a Money Manager's performance exceeds the index by 4.00% or more, the Money Manager for the International Equity Fund could receive a maximum Performance Fee even if the performance of the Account is negative. By setting a performance fee fulcrum point above the relevant index a Money Manager may have an incentive to make more aggressive investments than if the performance fee fulcrum were set at such index.


     In April 1972, the SEC issued Release No. 7113 under the Investment Company Act (the "Release") to call the attention of directors and investment advisers to certain factors which must be considered in connection with investment company incentive fee arrangements. One of these factors is to "avoid basing significant fee adjustments upon random or insignificant differences" between the investment performance of a fund and that of the particular index with which it is being compared. The Release provides that "preliminary studies (of the SEC staff) indicate that as a `rule of thumb' the performance difference should be at least +/-10 percentage points" annually before the maximum performance adjustment may be made. However, the Release also states that "because of the preliminary nature of these studies, the Commission is not recommending, at this time, that any particular performance difference exist before the maximum fee adjustment may be made." The Release concludes that the directors of a fund "should satisfy themselves that the maximum performance adjustment will be made only for performance differences that can reasonably be considered significant." The Board of Directors has fully considered the Release and believes that the performance adjustments are entirely appropriate although not within the +/-10 percentage points per year range suggested by the Release.


     Money Manager Fees - Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund. Beginning on September 21, 1998, the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund were managed by Cypress. In accordance with the exemptive order and interpretations of the SEC, at any time the Manager replaces a Money Manger, the Manager may negotiate a change in the fee schedule payable to the new Money Manager (including a reduction) provided there is no increase in the aggregate fee payable by the Fund. In the case of the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund, the overall maximum fee for the first five calendar quarters payable to the former Money Managers was 0.15% (comprised of a basic fee of 0.07% and a portfolio management fee of 0.08%) and from the sixth calendar quarter forward payable to the former Money Managers was 0.25% (comprised of a basic fee of 0.07% and a maximum annual performance fee of 0.18%). Although the Manager has currently negotiated a reduction in the Money Manager fee to a maximum of 0.04% during the first five calendar quarters and 0.17% payable to the Money Manager of the Intermediate Fixed-Income and Short-Intermediate Fixed-Income Funds from the sixth calendar quarter of management forward (as described below), there is a possibility of future modifications to such fee. In no event shall the maximum Money Manager fee payable by the Fund be greater than 0.25% after the sixth calendar quarter of management forward.

     Money Manager Fees - International Equity Fund. On August 19, 1999, the Board of Directors of Accessor Funds amended the Money Manager Agreement with Nicholas-Applegate, to change the schedule of fees payable to the Money Manager, effective September 1, 1999. Prior to the change, the Money Manager received a basic fee at the annual rate of 0.20% the International Equity Fund's average daily net assets; there was no limit on the maximum amount of the basic fee.
After the change, the basic fee was limited to a maximum fee of $400,000 annually. In substance, when the International Equity Fund's assets exceed $200,000,000, the basic fee is never more than $400,000 annually.


FUND EXPENSES


     Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Underlying Funds to pay the expenses of the Allocation Funds other than the Allocation Funds' direct management fees, and for the Investor Class of the Allocation Funds' the Distribution and Service fees (0.25%) and the Administrative Services fees (0.25%), to the extent that the Underlying Funds derive financial and other benefits as a result of investments in the Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003. As a result, the Allocation Funds do not expect to bear directly any such expenses, although the Allocation Funds will indirectly bear such expenses through their investments in the Underlying Funds.


     Accessor Funds pay all of its expenses other than those expressly assumed by Accessor Capital. Accessor Funds' expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the Custodian, administrator and Fund Accounting agent; (d) expenses of obtaining quotations for calculating the value of the Funds' assets; (e) expenses of obtaining Fund activity reports and analyses for each Fund; (f) expenses of maintaining each Fund's tax records; (g) salaries and other compensation of any of Accessor Funds' executive officers and employees, if any, who are not officers, directors, shareholders or employees of Accessor Capital or any of its partners; (h) taxes levied against the Funds; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Funds;
(j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Funds, the preparation and mailings of prospectuses and reports of the Funds to their shareholders, the filing of reports with regulatory bodies, the maintenance of Accessor Funds' existence, and the registration of shares with federal and state securities authorities;
(l) legal fees, including the legal fees related to the registration and continued qualification of the Funds' shares for sale; (m) costs of printing stock certificates representing shares of the Funds; (n) Directors' fees and expenses of Directors who are not officers, employees or shareholders of Accessor Capital or any of its partners; (o) the fidelity bond required by
Section 17(g) of the Investment Company Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of Accessor Funds to indemnify its Directors, officers, employees and agents with respect thereto; and (s) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses"). Class-specific expenses include distribution and service fees and administration fees as described below payable with respect to Investor Class Shares, and may include certain other expenses if these expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than the other class, as permitted by Accessor Funds' Multi-Class Plan (as defined below) adopted pursuant to Rule 18f-3 under the Investment Company Act and subject to review and approval by the Board of Directors. Class-specific expenses do not include advisory or custodial fees or other expenses related to the management of a Fund's assets. The Funds are also responsible for paying a management fee to Accessor Capital. Additionally, the Funds pay a Basic Fee and Fund Management Fee in the first five quarters of investment operations to the applicable Money Managers, and a Basic Fee and/or Performance Fee in the sixth quarter of investment operations to the applicable Money Managers, as described below. Certain expenses attributable to particular Funds are charged to those Funds, and other expenses are allocated among the Funds affected based upon their relative net assets.

     Dividends from net investment income with respect to Investor Class Shares will be lower than those paid with respect to Advisor Class Shares, reflecting the payment of administrative and/or service and/or distribution fees by the Investor Class Shares.

MULTI-CLASS STRUCTURE

     On February 19, 1998, the Board of Directors of Accessor Funds adopted a Rule 18f-3 Plan and established two classes of shares for the Funds, the Advisor Class and the Investor Class. The initial shares of Accessor Funds were redesignated as Advisor Class Shares. The Board of Directors of Accessor Funds, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at the Board meeting on February 15, 2000, to adopt an Amended Rule 18f-3 Plan (the "Amended Multi-Class Plan") pursuant to Rule 18f-3 under the Investment Company Act. The Directors determined that the Amended Multi-Class Plan is in the best interests of each class individually and Accessor Funds as a whole. On November 16, 2000, the Board of Directors of Accessor Funds, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at a Board meeting to amend the Amended Rule 18f-3 Plan to include the Allocation Funds.

     Under the Amended Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     As described in the Amended Multi-Class Plan, Accessor Funds, on behalf of each Fund's Investor Class Shares, has adopted a Distribution and Service Plan and an Administrative Services Plan, each as described below. Pursuant to the appropriate plan, Accessor Funds may enter into arrangements with financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs (collectively "Service Organizations") who may provide distribution services and shareholder services and/or administrative and accounting services to or on behalf of their clients or customers who beneficially own Investor Class Shares. Investor Class Shares are intended to be offered directly from Accessor Funds and may be offered by Service Organizations to their clients or customers, which may impose additional transaction or account fees. Accessor Capital may enter into separate arrangements with some Service Organizations to provide accounting and/or other services with respect to Investor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     As described in the Amended Multi-Class Plan, Accessor Funds has not adopted a Distribution and Service Plan or Administrative Services Plan for the Advisor Class Shares. Advisor Class Shares shall be offered by Accessor Funds at NAV with no distribution, shareholder or administrative service fees paid by the Advisor Class Shares of the Funds. Advisor Class Shares are offered directly from Accessor Funds and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Advisor Class Shares, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Advisor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     Distribution and Service Plan. Each Accessor Fund has adopted a Distribution and Service Plan (the "Distribution and Service Plan") under Rule 12b-1 ("Rule 12b-1") of the Investment Company Act with respect to the Investor Class Shares of each Fund. Under the terms of the Distribution and Service Plan, Accessor Funds is permitted, out of the assets attributable to the Investor Class Shares of each Fund (i) to make directly or cause to be made, payments for costs and expenses to third parties or (ii) to reimburse third parties for costs and expenses incurred in connection with providing distribution services, including but not limited to (a) costs of payments made to employees that engage in the distribution of Investor Class Shares; (b) costs relating to the formulation and implementation of marketing and promotional activities, including but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs of printing and distributing prospectuses, statements of additional information and reports of Accessor Funds to prospective holders of Investor Class Shares; (d) costs involved in preparing, printing and distributing sales literature pertaining to Accessor Funds and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Accessor Funds may, from time to time, deem advisable (the "Distribution Services"). Pursuant to the Distribution and Service Plan, each Fund may also make payments to Service Organizations who provide non-distribution related services, including but not limited to: personal and/or account maintenance services. Such services may include some or all of the following: (i) shareholder liaison services; (ii) providing information periodically to Clients showing their positions in Investor Class Shares and integrating such statements with those of other transactions and balances in Clients' other accounts serviced by the Service Organizations; (iii) responding to Client inquiries relating to the services performed by the Service Organizations; (iv) responding to routine inquiries from Clients concerning their investments in Investor Class Shares; and (v) providing such other similar services to Clients as Accessor Funds may reasonably request to the extent the Service Organizations are permitted to do so under applicable statutes, rules and regulations.

     Subject to the limitations of applicable law and regulations, including rules of the National Association of Securities Dealers, Inc. ("NASD"), the payments made directly to third parties for such distribution and service related costs or expenses, shall be up to but not exceed 0.25% of the average daily net assets of the Funds attributable to the Investor Class Shares. In the event the Distribution and Service Plan is terminated, the Investor Class Shares shall have no liability for expenses that were not reimbursed as of the date of termination.

     Any Service Organization entering into an agreement with Accessor Funds under the Distribution and Service Plan may also enter into an Administrative Services Agreement with regard to its Investor Class Shares, which will not be subject to the terms of the Distribution and Service Plan.

     The Distribution and Service Plan may be terminated with respect to each Fund by a vote of a majority of the "non-interested" Directors who have no direct or indirect financial interest in the operation of the Distribution and Service Plan (the "Qualified Directors") or by the vote of a majority of the outstanding voting securities of the relevant class of the relevant Fund. Any change in the Distribution and Service Plan that would materially increase the cost to the class of shares of the Fund to which the Distribution Service Plan relates requires approval of the affected class of shareholders of that Fund. The Distribution and Service Plan requires the Board of Directors to review and approve the Distribution and Service Plan annually and, at least quarterly, to receive and review written reports of the amounts expended under the Distribution and Service Plan and the purposes for which such expenditures were made. The Distribution and Service Plan may be terminated at any time upon a vote of the Qualified Directors.

     Defensive Distribution Plan. The Board of Directors of Accessor Funds, on behalf of the Allocation Funds, adopted a Defensive Distribution Plan ("Defensive Distribution Plan") pursuant to Rule 12b-1 on November 16, 2000. Under the Defensive Distribution Plan, if the payment of management fees or administration fees by the Allocation Funds to Accessor Capital Management is deemed to be indirect financing by an Allocation Fund of the distribution of its shares, such payment is authorized by the Plan. The Defensive Distribution Plan specifically recognizes that Accessor Capital Management may use its past profits or its other resources, including management fees paid to Accessor Capital Management by the Allocation Funds to pay for expenses incurred in connection with providing services intended to result in the sale of Allocation Fund shares and/or shareholder support services. In addition, the Defensive Distribution Plan provides that Accessor Capital Management may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Directors has authorized such payments for the Allocation Funds.


     Administrative Services Plan. Accessor Funds has adopted an Administrative Services Plan whereby Accessor Funds is authorized to enter into Administrative Service Agreements on behalf of the Investor Class Shares of the Funds (the "Agreements"), the form of which has been approved by the Board of Directors of Accessor Funds and each Agreement will be ratified by the Board of Directors at the next quarterly meeting after the arrangement has been entered into. Each Fund will pay an administrative services fee under the Administrative Services Plan at an annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of the Fund (the "Administrative Services Fee") beneficially owned by the clients of the Service Organizations. Provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. Administrative Services Fees may be used for payments to Service Organizations who provide administrative and support servicing to their customers who may from time to time beneficially own Investor Class Shares of Accessor Funds, which, by way of example, may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders;
(iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders other accounts serviced by such financial institution;
(iv) arranging for bank wires; (v) providing transfer agent or sub-transfer agent services, recordkeeping, custodian or subaccounting services with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for such services; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with our service contractors; or (viii) providing such other similar services, which are not considered "service fees" as defined in the NASD Rule 2830(b)(9), as a Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable laws, statutes, rules and regulations. The Administrative Services Plan may be terminated at any time by a vote of the Qualified Directors. The Board of Directors shall review and approve the Administrative Services Plan annually and quarterly shall receive a report with respect to the amounts expended under the Administrative Services Plan and the purposes for which those expenditures were made.

     The Board of Directors believes that the Distribution and Service Plan and the Administrative Services Plan will provide benefits to Accessor Funds. The Board of Directors believes that the multi-class structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Board of Directors further believes that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

     The Distribution and Service Plan provides that it may not be amended to materially increase the costs which Investor Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Investor Class, and by vote of a majority of both the Board of Directors of Accessor Funds and its Qualified Directors cast in person at a meeting called for the purpose of voting on the plans and any related amendments.


     The Administrative Services Plan and Distribution and Service Plan provide that each shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Qualified Directors, and that the Directors shall review at least quarterly, a written report of the amounts expended pursuant to each plan and the purposes for which such expenditures were made.

     The Distribution and Service Plan provides that expenses payable under the plan shall be accrued and paid monthly, subject to the limit that not more that 0.25% of the average daily net assets attributable to the Investor Class Shares may be used to pay distribution or service related expenses.

                                    VALUATION

     The NAV per share of each class is calculated at the close of regular trading on each business day on which shares are offered or orders to redeem may be tendered. A business day is one on which the New York Stock Exchange, Fifth Third and Accessor Capital are open for business. Non-business days for 2001 will be New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

     Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques.


     The International Equity Fund's portfolio securities trade primarily on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the NAV of the Fund's shares when the shareholder is not able to purchase or redeem Fund shares.


     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that classes distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the classes proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the classes "NAV" per share. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

     Under certain circumstances, the per share NAV of the Investor Class Shares of the Funds may be lower than the per share NAV of the Advisor Class Shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Investor Class Shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

     The assets of each Allocation Fund consists primarily of Advisor Class Shares of the Underlying Funds which are valued at their respective NAVs.

                            FUND TRANSACTION POLICIES

     Generally, securities are purchased for the Funds (other than the U.S. Government Money Fund) for investment income and/or capital appreciation and not for short-term trading profits. However, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their Money Managers.

     If a Fund changes Money Managers, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager's portfolio.

     Fund Turnover Rate. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded.

     The Funds have no restrictions on portfolio turnover. The Funds will purchase or sell securities to accommodate purchases and sales of each Fund's shares. In addition, the Allocation Funds will purchase or sell securities to maintain or modify the allocation of each Allocation Fund's assets among the Underlying Funds within the percentage limits described in the prospectuses of the Allocation Funds. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from a Fund at ordinary income tax rates. See "Dividends, Distributions and Taxes."

     The Allocation Funds do not incur brokerage costs of investing in Underlying Funds but may if investing in other securities.

     Portfolio Turnover. While it is not the policy of the Funds to purchase securities with a view to short-term profits, each Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The Growth, High Yield Bond, Intermediate Fixed-Income, and Short-Intermediate Fixed-Income Funds anticipate that under normal market conditions, their annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of the Value, Small to Mid Cap and International Equity Funds have exceeded and may continue to exceed 100%. The Mortgage Securities Fund's portfolio turnover rate has exceeded and may continue to exceed 200%. See the Financial Highlights to the December 31, 2000 Annual Report for details.


     Brokerage Allocations. The Allocation Funds invest primarily in the Underlying Funds and do not incur commissions or sales charges in connection with investing in the Underlying Funds, but they may incur such costs if they invest directly in other types of securities. The following is a description of the policy of the Underlying Funds with respect to brokerage allocation and brokerage commissions: Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a "commission" in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Management Agreement and the Money Manager Agreements provide, in substance and subject to specific directions from the Board of Directors and officers of Accessor Capital, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Funds. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).


     In addition, the Management Agreements and the Money Manager Agreements authorize Accessor Capital and the Money Managers, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Funds. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Accessor Capital or a Money Manager may select a broker or dealer that has provided research products or services such as reports, subscriptions to financial publications and compilations, compilations of securities prices, earnings, dividends and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, consulting services and services of economic benefit to Accessor Funds. In certain instances, Accessor Capital or the Money Manager may receive from brokers or dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Accessor Capital or the Money Managers will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Accessor Capital or the Money Managers through brokerage commissions generated by transactions of the Funds, while the portions of the costs attributable to non-research usage of such products or services is paid by Accessor Capital or the Money Managers in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Accessor Capital or the Money Managers allocation of the costs of such benefits and services between those that primarily benefit Accessor Capital or the Money Managers and those that primarily benefit Accessor Funds.


     As a general matter, each Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Accessor Capital or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Accessor Capital or the Money Manager exercises investment discretion.

     In addition, if requested by Accessor Funds, Accessor Capital, when exercising investment discretion, and the Money Managers may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to Accessor Funds or Accessor Capital so long as the Money Manager or Accessor Capital believes in good faith that the broker can be expected to obtain the best price on a particular transaction and Accessor Funds determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to Accessor Funds, or to Accessor Capital for the benefit of Accessor Funds for which it exercises investment discretion, notwithstanding that another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the "best execution" obligation described above, Accessor Capital may also, if requested by a Fund, direct all or a portion of a Fund's transactions to brokers who pay a portion of that Fund's expenses.

     Accessor Capital does not expect the Funds ordinarily to effect a significant portion of the Funds' total brokerage business with brokers affiliated with Accessor Capital or their Money Managers. However, a Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the Investment Company Act.

     Brokerage Commissions. The Board of Directors will review, at least annually, the allocation of orders among brokers and the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Certain services received by Accessor Capital or Money Managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Managers are not reduced by reason of their receipt of such brokerage and research services.

     The Fixed-Income Funds generally do not pay brokerage commissions.

                   BROKERAGE COMMISSIONS PAID BY EQUITY FUNDS
                      FOR THE FISCAL YEAR ENDED DECEMBER 31


 Fund                           1998               1999              2000
----                            ----               ----              ----


Growth                       $135,787           $281,848(1)       $479,269(2)
Value                        $328,259(3)        $666,746(4)       $769,976(5)
Small to Mid Cap             $385,130           $609,310          $818,482
International Equity       $1,602,429(6)      $2,472,846(7)     $1,709,711(8)



(1) Of this amount, $39,320 was directed by Accessor Funds as part of a brokerage recapture program.
(2) Of this amount, $78,061 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above, and $14,908 was directed by Accessor Funds as part of a brokerage recapture program.

(3) Of this amount $306,230 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.
(4) Of this amount, $191,511 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above, and $97,991 was directed by Accessor Funds as part of a brokerage recapture program.

(5) Of this amount. $54,060 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.
(6) Of this amount, $16,870.57 was paid to an affiliated broker (Salomon Brothers, Inc.) and $27,122.32 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above.

(7) Of this amount, $159,811 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above, and $231,681 was directed by Accessor Funds as part of a brokerage recapture program.

(8) Of this amount, $81,414 was directed by Accessor Capital or the Money Manager to pay for research products or services, as described in Brokerage Allocations, above, and $379,765 was directed by Accessor Funds as part of a brokerage recapture program.


                         CALCULATION OF FUND PERFORMANCE

     Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance. From time to time, the yield and total return for each class of shares of the Funds may be included in advertisements or reports to shareholders or prospective investors. Quotations of yield for a Fund or class will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

     The total return of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund. Any fees charged by Service Organizations directly to their customers in connection with investments in the Funds are not reflected in the Fund's total return and such fees, if charged, will reduce the actual return received by customers on their investment.

     The Funds may advertise their performance in terms of total return, which is computed by finding the compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes that all dividends and distributions are reinvested on the reinvestment dates during the relevant time period and accounts for all recurring fees. The Funds may also include in advertisements data comparing performance with the performance of published editorial comments and performance rankings compiled by independent organizations (such as Lipper or Morningstar, Inc.) or entities or organizations which track the performance of investment companies or investment advisers and publications that monitor the performance of mutual funds (such as BARRON'S, BUSINESS WEEK, FINANCIAL TIMES, FORBES, FORTUNE, INC., INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR, INC., MUTUAL FUND MAGAZINE, SMART MONEY and THE WALL STREET JOURNAL). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known unmanaged indices of market performance or other appropriate indices of investment securities or with data developed by Accessor Funds or Accessor Capital derived from such indices. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Fund performance may also be compared, on a relative basis, to other Funds of Accessor Funds. This relative comparison, which may be based upon historical Fund performance, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other Accessor Funds, and that combined or blended performance may be compared to the same Benchmark Indices to which individual Funds are compared. In addition, Accessor Funds may from time to time compare the expense ratio of the Funds to that of investment companies with similar objectives and policies, based on data generated by Lipper or similar investment services that monitor mutual funds.

     In reports or other communications to investors or in advertising, the Funds may discuss relevant economic and market conditions affecting Accessor Funds. In addition, Accessor Funds, Accessor Capital and the Money Managers may render updates of Fund investment activity, which may include, among other things, discussion or quantitative statistical or comparative analysis of portfolio composition and significant portfolio holdings including analysis of holdings by sector, industry, country or geographic region, credit quality and other characteristics. Accessor Funds may also describe the general biography, work experience and/or investment philosophy or style of the Money Managers of the Accessor Funds and may include quotations attributable to the Money Managers describing approaches taken in managing each Accessor Funds' investments, research methodology underlying stock selection or each Accessor Funds'
investment objective. The Accessor Funds may also discuss measures of risk, including those based on statistical or econometric analyses, the continuum of risk and return relating to different investments and the potential impact of foreign stocks on a portfolio otherwise composed of domestic securities.

                   CALCULATION OF FUND PERFORMANCE INFORMATION

     Yield  and  Total  Return  Quotations.  The  Funds  (other  than  the  U.S.
Government Money Fund) compute their average annual total return by using a standardized method of calculation required by the SEC. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV               = ending  redeemable value of a hypothetical
                                    $1,000  payment made at the beginning of the
                                    one,  five or ten year  period at the end of
                                    the  one,   five  or  ten  year  period  (or
                                    fractional portion thereof)

     The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the reinvestment dates during the period, and includes all recurring fees.

     Each Fund's (Except U.S. Government Money Fund) average annual total returns for periods ended December 31, 2000, calculated using the above method, are set forth in the tables below:

                                  Advisor Class


Accessor Fund                       1 Year       5 Years        Life of Fund*
-------------                       ------       -------        ------------

Growth                             -23.58%       17.63%            17.88%
Value                                2.38        15.27             15.07
Small to Mid Cap                   -18.22        15.46             15.64
International Equity               -24.55        10.49              9.11
High Yield Bond                      N/A          N/A              -1.99
Intermediate Fixed-Income           10.17         5.10              5.97
Short-Intermediate Fixed-Income      7.54         5.09              5.20
Mortgage Securities                 11.11         6.59              6.71
Income Allocation                    N/A          N/A               0.07
Income & Growth Allocation           N/A          N/A               0.00
Balanced Allocation                  N/A          N/A               0.00
Growth & Income Allocation           N/A          N/A               0.13
Growth Allocation                    N/A          N/A               0.00
Aggressive Growth Allocation         N/A          N/A               0.00

-----------------------------------------

*Advisor Class Shares of the Funds commenced operations on the following dates, Growth - 08/24/92; Value - 08/24/92; Small to Mid-Cap - 08/24/92; International -10/03/94; High Yield Bond - 05/01/2000; Intermediate Fixed-Income - 06/15/92; Short-Intermediate Fixed-Income - 05/18/92; Mortgage Securities - 05/18/92; Accessor Allocation Funds - 12/27/00



                                 Investor Class


Accessor Fund                       1 Year       Life of Fund**
-------------                       ------       ------------

Growth                              -23.99%         4.39%
Value                                 1.88          2.81
Small to Mid Cap                    -18.60          2.52
International Equity                -24.92          2.69
High Yield Bond                       N/A          -2.30
Intermediate Fixed-Income             9.64          3.84
Short-Intermediate Fixed-Income       7.04          4.56
Mortgage Securities                  10.58          5.49
Income Allocation                     N/A           0.00
Income & Growth Allocation            N/A           0.00
Balanced Allocation                   N/A           0.00
Growth & Income Allocation            N/A           0.13
Growth Allocation                     N/A           0.00
Aggressive Growth Allocation          N/A          -0.07

-----------------------------------------

**Investor Class Shares of the Funds commenced operations on the following dates: Growth - 07/01/98; Value- 07/01/98; Small to Mid-Cap - 06/24/98;
International - 07/06/98; Intermediate Fixed-Income - 07/14/98; Short-Intermediate Fixed-Income - 07/14/98; Mortgage Securities - 07/8/98; Accessor Allocation Funds - 12/27/2000.



     Yields are computed by using standardized methods of calculation required by the SEC. Yields for the Fixed-Income Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD = 2[(a-b/cd+1)6-1]

Where:         a = dividends and interest earned during the period;

               b = expenses accrued for the period (net of reimbursements);

               c = average daily number of shares outstanding during the period that were entitled to receive dividends; and

               d = the maximum offering price per share on the last day of the period.

     The annualized yields for the Fixed-Income Funds, calculated using the above method based on the 30-day period ended on December 31, 2000, are as follows:


                                 Advisor Class
              Fund                                      30 Day Yield

              High Yield Bond                               11.05%
              Intermediate Fixed-Income                      6.65%
              Short-Intermediate Fixed-Income                6.43
              Mortgage Securities                            5.72


                                 Investor Class
              Fund                                      30 Day Yield

              High Yield Bond                               10.55%
              Intermediate Fixed-Income                      6.14%
              Short-Intermediate Fixed-Income                5.93
              Mortgage Securities                            5.22


     The U.S. Government Money Fund computes its current annualized and compound effective yields using standardized methods required by the SEC. The annualized yield for this Fund is computed by (a) determining the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the difference by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period, but does not include realized gains and losses from the sale of securities or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the U.S. Government Money Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

     The annualized yields for the U.S. Government Money Fund as of December 31, 2000 are as follows:

                                  Advisor Class
                                                  7-day Compounded
           Annualized Yield                        Effective Yield

                                                         6.24%


                                 Investor Class
                                                  7-day Compounded
           Annualized Yield                        Effective Yield

                                                          5.72%


     Current distribution information for the Investor Class Shares of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the NAV per Investor Class share on the last day of the period and annualized. Current distribution rates differ from standardized yield rates in that they represent what Investor Class Shares of a Fund have declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.


                                 TAX INFORMATION

TAXATION OF THE FUNDS -- GENERAL


     Each Fund, which is treated as a separate entity for federal income tax purposes, has elected to be, and intends to remain qualified for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. That treatment relieves a Fund, but not its shareholders, from paying federal income tax on any investment company taxable income (consisting of net investment income and the excess of net short-term capital gain over net long-term capital loss) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that are distributed to its shareholders in a timely manner.


     To  qualify  for  treatment  as a  RIC,  a  Fund  must  distribute  to  its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or in two or more issuers that the Fund controls and that are engaged in similar trades or businesses.

     If any Fund failed to qualify for  treatment as a RIC for any taxable year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year at least 98% of the sum of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the dividends are paid during the following January. Each Fund intends to make sufficient distributions to avoid the Excise Tax.

     Each Allocation Fund will invest its assets primarily in shares of Underlying Funds, and may also invest in cash and money market instruments. Accordingly, an Allocation Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC -- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years -- (1) dividends paid to an Allocation Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to the Allocation Fund as ordinary income to the extent of the Underlying Fund's earnings and profits and (2) distributions paid to an Allocation Fund from the Underlying Fund's net capital gain will be taxable to the Allocation Fund as long-term capital gains, regardless of how long the Allocation Fund has held the Underlying Fund's shares. If an Allocation Fund purchases shares of an Underlying Fund within 30 days before or after redeeming other shares of that Underlying Fund at a loss (whether pursuant to a rebalancing of the Fund's portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.

     Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including an Allocation Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% of the value of its total assets at the close of any taxable year consists of securities of foreign corporations, an Allocation Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test.


TAXATION OF THE SHAREHOLDERS

     All dividends out of investment company taxable income will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional Fund shares. Distributions of net capital gain by a Fund will be taxable to its shareholders as long-term capital gains (i.e., as gain from assets held for more than one year at the time of disposition), regardless of the length of time the shareholders have held their Fund shares. The maximum tax rate on that gain for non-corporate taxpayers generally is 20%. A lower rate of 18% will apply after December 31, 2000, for assets that are held for more than five years and are acquired after that date (unless the taxpayer elects to treat an asset held on that date as having been sold for its fair market value on January 1, 2001). In the case of a non-corporate taxpayer whose ordinary income is taxed at a 15% rate, the 20% and 18% rates are reduced to 10% and 8%, respectively. A corporation's net capital gain is taxed at the same rate as its ordinary income.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Any loss realized by a shareholder on a sale (redemption) or exchange of shares of a Fund will be disallowed to the extent the shareholder purchases other shares of that Fund, regardless of class, within 30 days before or after the disposition.

     A portion of the dividends from each Fund's investment company taxable income, whether paid in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations; capital gain distributions thus are not eligible for the deduction. Dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.


     Any distribution paid shortly after a purchase of Fund shares by an investor will reduce the NAV of those shares by the distribution amount. While such a distribution is in effect a return of capital, it is nevertheless subject to federal income tax. This result may be magnified with respect to a Fund that pays dividends only once a year, such as the International Equity Fund. Therefore, prior to purchasing shares of any Fund, an investor should carefully consider the impact of distributions that are expected to be or have been announced.


HEDGING STRATEGIES

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     To the extent a Fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and (2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see below); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

     Certain futures, foreign currency contracts and non-equity options in which a Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year, other than contracts with respect to which the Fund has made a "mixed straddle" election, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

     Under Code section 1092, offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Fund may constitute a "straddle." Straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by a Fund expires, the Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

FOREIGN SECURITIES AND TRANSACTIONS

     A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Each  Fund  may  elect  to  "mark  to  market"   its  stock  in  any  PFIC.
"Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and
(3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities generally are treated as ordinary income or ordinary loss. These gains, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.


FOREIGN TAXES (INTERNATIONAL EQUITY FUND ONLY)

     Dividends and interest received and gains realized by the International Equity Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine in advance the effective rate of foreign tax to which the International Equity Fund will be subject, because the amount of the International Equity Fund's assets to be invested in various countries is not known.

     If more than 50% of the value of the International Equity Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to the election, the International Equity Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend paid by the International Equity Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If the International Equity Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

     Shareholders will not be entitled to credit or deduct their allocable portions of foreign taxes imposed on the International Equity Fund if they have not held their shares therein for 16 days or more during the 30-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder's risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign taxes in determining their U.S. income tax liability unless the dividends paid to them by the International Equity Fund are effectively connected with a U.S. trade or business.


FOREIGN SHAREHOLDERS

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

STATE AND LOCAL TAXES

     Depending on the extent of a Fund's activities in states and localities in which it office is maintained, in which its agents are located or in which it is otherwise deemed to be conducting business, it may be subject to the tax laws of those states or localities. Furthermore, the state and local income tax treatment of a Fund and its shareholders with respect to distributions by the Fund may differ from the federal income tax treatment thereof. Distributions to shareholders may be subject to other state and local taxes as well. Prospective investors are advised to consult with their own tax advisors regarding the state and local income and other tax treatment of an investment in a Fund.

     The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Advisor Class Shares of the Funds may be purchased directly from the Funds with no sales charge or commission. Investors may also purchase Advisor Class Shares or Investor Class Shares of the Funds from intermediaries, such as a broker-dealer, bank or other financial institutions. Such intermediaries may be required to register as a dealer pursuant to certain states' securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Funds. Shares of the Funds will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under "Valuation." All purchases must be made in U.S. dollars.


     Orders are accepted on each business day. If Accessor Capital receives a purchase order for shares of the U.S. Government Money Fund marked "Same Day Settlement" and investment monies are wired prior to 3:00 p.m. Eastern time, the shareholder will be entitled to receive that day's dividend. Neither the Funds nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by Accessor Capital prior to close of the New York Stock Exchange, normally 4:00 p.m. Eastern time, on the day shares of those Funds are offered and orders accepted, or the orders will not be accepted and invested in the particular Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Funds. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and a Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary. The order will be priced at the NAV next computed after the order is received.


     Each Fund reserves the right to suspend the offering of shares for a period of time. The Funds also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Accessor Capital's opinion, they would disrupt management of a Fund. A Fund also reserves the right to refuse exchange purchases by any person or group if, in Accessor Capital's judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     Investor Class Shares are expected to be available through industry recognized service providers of fund supermarkets or similar programs ("Service Organizations") that require customers to pay either no or low transaction fees in connection with purchases or redemptions. Certain features of the Investor Class Shares, such as the initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct charges, which charges or fees would not be imposed if Investor Class Shares are purchased directly. Therefore, a client or customer should contract the Service Organization acting on their behalf concerning the fees (if any) charged in connection with a purchase or redemption of Investor Class Shares. Service Organizations are responsible for transmitting to their customers a schedule of any such fees and conditions. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to a Fund in accordance with their agreements with clients or customers.

     For non-distribution related administration, subaccounting, transfer agency and/or other services, a Fund may pay Service Organizations and certain record keeping organizations with whom they have entered into agreements pursuant to the Distribution and Service Plan and/or the Administrative Services Plan. The fees payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the fee schedule of the Service Organization or recordkeeper.


     Shares may be redeemed on any business day at the NAV next determined after the receipt of a redemption request in proper form. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearing house funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If Accessor Capital receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern time marked "Same Day Settlement", the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. If requested in writing, payment will be made by check to the account owners of record at the address of record. The Transfer Agent charges a processing fee of $10.00 for each redemption check requested by a shareholder, which processing fee may be waived by the Transfer Agent at its discretion.


     The Funds may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will a Fund accept any securities in consideration of the Fund's shares the holding or acquisition of which would conflict with the Fund's investment objective, policies and restrictions or which Accessor Capital or the applicable Money Manager believes should not be included in the applicable Fund's portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for a Fund's shares will be valued in the same manner as the Fund's portfolio securities in connection with its determination of NAV. A transfer of securities to a Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder's tax basis in such securities. Shareholders who transfer securities in consideration for a Fund's shares should consult their tax advisers as to the federal, state and local tax consequences of such transfers.

     Telephone Transactions. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of a Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Directors to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner's social security number or tax identification number and name of Fund, all of which must match Accessor Funds' records; requiring that a service representative of Accessor Capital, acting as Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

     For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither Accessor Funds, the Fund nor Accessor Capital will be responsible for authenticity of redemption or exchange instructions received by telephone.

     Market Timing Policy. The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and to its shareholders. Accordingly, if a Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other Funds in the Accessor Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar month or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to $250,000). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Funds' policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to a Systematic Withdrawal Plan described in the Funds' Prospectus.

     During times of drastic economic or market conditions, the Fund may suspend exchange privileges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the Fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                              FINANCIAL STATEMENTS

     Accessor Funds' audited financial statements for the fiscal year ended December 31, 2000, are contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2000, which is incorporated herein by this reference and, unless previously provided, will be delivered together herewith.

                                   APPENDIX A

                           RATINGS OF DEBT INSTRUMENTS
Corporate Bond Ratings

Moody's Investors Service ("Moody's")

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



Standard & Poor's Corporation ("S&P")

AAA
An obligor rated 'AAA' has EXTREMELY STRONG capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

AA
An  obligor  rated  'AA'  has  VERY  STRONG   capacity  to  meet  its  financial
commitments. It differs from the highest rated obligors only in small degree.

A
An obligor rated 'A' has STRONG capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB
An obligor rated 'BBB' has ADEQUATE capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligor rated 'BB' is LESS VULNERABLE in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments.

B
An obligor rated 'B' is MORE VULNERABLE than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC
An obligor rated 'CCC' is CURRENTLY VULNERABLE, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC
An obligor rated 'CC' is CURRENTLY HIGHLY-VULNERABLE.

Plus (+) or minus (-):
Ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R
An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D
An obligor rated 'SD' (Selective Default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R.
An issuer designated N.R. is not rated.

Public Information Ratings
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and are therefore based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event that may affect an issuer's credit quality occurs. Ratings with a 'pi' subscript are not modified with '+' or '-' designations. Outlooks are not being provided for ratings with a 'pi' subscript, nor are they subject to potential CreditWatch listings.

Note Ratings

Moody's

Moody's rating for short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

MIG-1 - Notes bearing this designation are of the best quality,  enjoying strong
protection  from  established  cash  flows,   superior   liquidity   support  or
demonstrated broad-based access to the market for refinancing.

MIG-2 - Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.


S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

(bullet) Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

(bullet) Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1 - This designation denotes strong or very strong capacity to pay interest and repay principal. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) sign designation.

SP-2 - This designation denotes satisfactory capacity to pay interest and repay principal.

Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 - This designation indicates the capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - This designation indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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                                   APPENDIX B

                         CALCULATION OF PERFORMANCE FEES

     Accessor Capital and Accessor Funds' Board of Directors have carefully considered Release No. IC-7113, issued by the SEC in April 1972, which addresses the factors which must be considered by directors and investment advisers in connection with performance fees payable by investment companies. In particular, they have considered the statement that "[e]lementary fiduciary standards require that performance compensation be based only upon results obtained after [performance fee] contracts take effect." Accessor Capital and the Board of Directors believe that the Funds' performance fee arrangement is consistent with the position of the SEC articulated in Release No. IC-7113. No performance fees may be paid if the Board of Directors determines that to do so would be unfair to each Fund's shareholders.

     For purposes of calculating the performance differential versus the applicable index, the investment performance of each Fund (or Account) for any day expressed as a percentage of its net assets at the beginning of such day, is equal to the sum of: (i) the change in the net assets of each Fund (or Account) during such day and (ii) the value of the Fund's (or Account's) cash distributions accumulated to the end of such day. The return over any period is the compounded return for all days over the period, i.e., one plus the daily return multiplied together, minus one. The investment record of each index for any period shall mean the sum of: (i) the change in the level of the index during such period; and (ii) the value, computed consistently with the index, of cash distributions made by companies whose securities comprise the index accumulated to the end of such period; expressed as a percentage of the index level at the beginning of such period. For this purpose cash distributions on the securities which comprise the index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend. For purposes of determining the fee adjustment for investment performance, the net assets of a Fund (or Account) are averaged over the same period as the investment performance of the Fund (or Account) and the investment record of the applicable index are computed.

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